UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2008

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Prime Money Market Fund

December 31, 2008

Prime Money Market – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                      Value

COMMERCIAL PAPER(1) ― 49.3%
$ 54,500,000	Allied Irish Banks N.A., 2.71%, 5/18/09	$ 53,946,235
30,000,000	American Honda Finance Corp., 1.00%, 3/10/09	29,943,333
25,000,000	Amsterdam Funding Corp., 4.40%, 1/12/09(2)	24,966,771
10,000,000	Amsterdam Funding Corp., 3.00%, 1/16/09(2)	9,987,625
35,000,000	Australia and New Zealand Banking Group Ltd., 3.08%, 5/12/09(2)	34,615,369
45,000,000	Bank of Scotland plc, 1.17%, 3/6/09	44,906,400
10,000,000	BASF SE, 2.12%, 1/5/09(2)	9,997,656
35,000,000	Canadian Imperial Holdings, Inc., 3.12%, 2/2/09	34,904,489
30,000,000	Catholic Health Initiatives, 2.10%, 2/6/09	30,000,000
7,000,000	Catholic Health Initiatives, 1.95%, 2/12/09	7,000,000
16,000,000	Catholic Health Initiatives, 1.95%, 2/12/09	16,000,000
32,663,000	Catholic Health Initiatives, 1.95%, 2/12/09	32,663,000
14,000,000	Chariot Funding LLC, 1.40%, 1/13/09(2)	13,993,467
70,000,000	Charta LLC, 4.04%, 1/15/09(2)	69,891,111
7,000,000	Charta LLC, 3.08%, 1/28/09(2)	6,984,092
10,000,000	Citibank Credit Card Issuance Trust, 4.81%, 1/20/09	9,974,931
45,000,000	Citibank Credit Card Issuance Trust, 1.60%, 1/23/09	44,956,000
11,300,000	CRC Funding LLC, 3.15%, 1/6/09(2)	11,295,135
37,000,000	CRC Funding LLC, 3.28%, 1/22/09(2)	36,929,854
16,000,000	CRC Funding LLC, 3.08%, 1/28/09(2)	15,963,640
30,000,000	Crown Point Capital Co., 2.00%, 1/9/09(2)	29,986,667
13,000,000	Crown Point Capital Co., 2.41%, 1/21/09(2)	12,982,667
70,009,000	Enterprise Funding Co. LLC, 2.01%, 1/8/09(2)	69,981,774
3,234,000	Enterprise Funding Co. LLC, 0.45%, 3/2/09(2)	3,231,574
51,000,000	Falcon Asset Securities Co. LLC, 4.09%, 1/5/09(2)	50,977,050
40,000,000	Govco LLC, 3.02%, 1/20/09(2)	39,936,667
40,000,000	Govco LLC, 1.26%, 6/23/09(2)	39,759,722
35,000,000	Legacy Capital LLC, 4.55%, 1/6/09(2)	34,978,125
28,000,000	Legacy Capital LLC, 2.21%, 2/10/09(2)	27,931,555
12,000,000	Legacy Capital LLC, 1.46%, 3/20/09(2)	11,962,300
3,000,000	Legacy Capital LLC, 1.56%, 4/7/09(2)	2,987,600
20,000,000	Lexington Parker Capital, 4.55%, 1/2/09(2)	19,997,500
9,500,000	Lexington Parker Capital, 2.51%, 1/21/09(2)	9,486,805
28,000,000	Lexington Parker Capital, 1.66%, 3/2/09(2)	27,923,000
30,000,000	Merrill Lynch & Co., Inc., 1.96%, 1/14/09	29,978,767
3,850,000	Oakland-Alameda County, 2.60%, 1/26/09	3,851,732
12,000,000	Oakland-Alameda County, 2.64%, 1/26/09	12,003,000
45,000,000	Pfizer, Inc., 2.06%, 2/2/09(2)	44,918,000
7,000,000	Providence Health Services, 2.25%, 2/18/09	7,000,000
27,000,000	Providence Health Services, 2.50%, 3/2/09	27,000,000
6,000,000	Reckitt Benckiser Treasury Services plc, 2.08%, 1/30/09(2)	5,989,995
40,000,000	Royal Bank of Scotland, 2.06%, 5/5/09	39,718,933
40,000,000	Royal Bank of Scotland, 2.06%, 7/2/09	39,855,622
40,000,000	Salvation Army Easter Corp., 1.00%, 1/5/09	40,000,000
11,900,000	Salvation Army Easter Corp., 1.85%, 1/5/09	11,900,000
25,500,000	Toyota Motor Credit Corp., 1.30%, 1/29/09	25,474,217
27,000,000	Toyota Motor Credit Corp., 3.06%, 2/5/09	26,921,250
60,000,000	Toyota Motor Credit Corp., 1.20%, 3/27/09	59,830,000
76,000,000	Tulip Funding Corp., 4.05%, 1/15/09(2)	75,881,467
10,000,000	Windwill Funding Corp., 2.01%, 1/12/09(2)	9,993,889
30,000,000	Windwill Funding Corp., 2.97%, 1/23/09(2)	29,945,917

Prime Money Market – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                      Value

$ 8,026,000	Yorktown Capital LLC, 3.07%, 1/23/09(2)	$ 8,019,111
TOTAL COMMERCIAL PAPER		1,419,324,014
U.S. GOVERNMENT AGENCY SECURITIES ― 16.3%
50,000,000	FHLB, VRN, 0.66%, 1/5/09	50,000,000
10,000,000	FHLB, VRN, 0.695%, 1/5/09	10,000,000
5,000,000	FHLB, 5.25%, 1/14/09	5,007,031
11,000,000	FHLB, 2.50%, 1/22/09	11,007,222
25,000,000	FHLB, VRN, 3.54%, 1/24/09	25,000,000
115,000,000	FHLB, VRN, 2.19%, 3/10/09	115,026,461
41,000,000	FHLB, VRN, 1.415%, 4/2/09	41,000,000
25,000,000	FHLB, 3.40%, 4/2/09	25,016,794
6,685,000	FHLB, 5.25%, 6/12/09	6,785,352
25,000,000	FHLB, 2.875%, 7/1/09	25,023,135
8,825,000	FHLB, 5.375%, 7/17/09	8,982,934
1,555,000	FHLB, 5.00%, 9/18/09	1,592,021
2,050,000	FHLB, 5.00%, 10/2/09	2,095,206
10,000,000	FHLB, 3.10%, 10/14/09	10,000,000
2,140,000	FHLB, 4.25%, 11/20/09	2,189,235
3,075,000	FHLB, 3.125%, 12/11/09	3,116,799
18,780,000	FHLB, 5.00%, 12/11/09	19,370,350
10,000,000	FHLB , 2.90%, 2/27/09	10,000,000
25,000,000	FHLB Discount Notes, 3.15%, 4/13/09(1)	24,780,417
40,000,000	FHLB Discount Notes, 3.00%, 4/30/09(1)	39,608,953
25,000,000	FHLB Discount Notes, 3.05%, 5/20/09(1)	24,710,417
9,000,000	FHLB Discount Notes, 1.82%, 5/26/09(1)	8,934,750
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		469,247,077
CORPORATE BONDS ― 14.4%
7,000,000	American Honda Finance Corp., VRN, 2.99%, 2/5/09, resets quarterly off the 3-month LIBOR plus 0.13% with no caps(2)	6,967,177
15,000,000	American Honda Finance Corp., VRN, 2.14%, 2/14/09, resets quarterly off the 3-month LIBOR plus 0.01% with no caps(2)	14,916,875
65,000,000	ANZ National (Int'l) Ltd., VRN, 1.14%, 3/16/09(2)	65,000,000
15,000,000	Barclays Bank plc (New York), VRN, 0.73%, 1/5/09, resets monthly off the 1-month LIBOR plus 0.29% with no caps	15,000,000
50,000,000	Barclays Bank plc (New York), VRN, 2.28%, 1/7/09, resets monthly off the 1-month LIBOR plus 0.40% with no caps	50,000,000
12,895,000	Bayerische Landesbank, 5.65%, 2/1/09	12,901,858
13,000,000	BNP Paribas Finance LLC, 1.11%, 3/18/09	12,969,674
7,750,000	Brosis Finance LLC, Series 1999, VRN, 2.25%, 1/7/09	7,750,000
830,000	Capital Markets Access Co. LLC, Series 2006 H, VRN, 1.60%, 1/2/09	830,000
1,840,000	Capital Markets Access Co. LLC, Series 2006 I, VRN, 1.60%, 1/2/09	1,840,000
5,415,000	Capital Markets Access Co. LLC, Series 2006 J, VRN, 1.60%, 1/2/09	5,415,000
3,225,000	Colorado Natural Gas, Inc., Series 2003 A, VRN, 0.72%, 1/2/09 (LOC: Harris Trust & Savings Bank)	3,225,000
21,910,000	Great Falls Clinic, LLP, VRN, 3.20%, 1/2/09 (LOC: Bank of America N.A.)	21,910,000
1,440,000	Herman & Kittle Capital LLC, Series B, VRN, 2.50%, 1/2/09 (LOC: FHLB)	1,440,000
2,530,000	High Track LLC, Series 06-A, VRN, 1.69%, 1/2/09	2,530,000
3,600,000	J.P. Morgan & Co. Inc., Series MTNA, 6.00%, 1/15/09	3,603,350
3,225,000	Lammert Building LP, Series 2005, VRN, 3.86%, 6/1/30	3,225,000
33,500,000	Procter & Gamble Ltd., VRN, 4.22%, 1/6/09(2)	33,515,290
10,295,000	RMD Note Issue, LLC, Series 05-A, VRN, 1.69%, 1/7/09	10,295,000
4,960,000	Roman Catholic Bishop of San Jose, VRN, 2.00%, 1/2/09	4,960,000
50,000,000	Royal Bank of Canada (New York), VRN, 1.25%, 1/14/09, resets monthly off the 1-month LIBOR plus 0.05% with no caps	50,000,000

Prime Money Market – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                      Value

$ 35,000,000	Royal Bank of Canada, VRN, 4.95%, 1/15/09, resets quarterly off the 3-month LIBOR plus 0.20% with no caps	$ 35,000,000
10,000,000	Saddleback Valley Church, VRN, 2.25%, 1/2/09	10,000,000
7,500,000	Salvation Army, Series 2003 A, VRN, 1.40%, 1/2/09	7,500,000
8,000,000	Salvation Army, Series 2004 A, VRN, 1.40%, 1/2/09	8,000,000
15,000,000	Toyota Motor Credit Corp., VRN, 0.59%, 1/5/09	14,692,886
11,000,000	Wells Fargo & Co., 3.125%, 4/1/09	10,998,656
TOTAL CORPORATE BONDS		414,485,766
MUNICIPAL SECURITIES — 13.9%
2,140,000	Alameda County Industrial Development Auth. Rev., (Segale Bros. Wood Products), VRDN, 1.75%, 1/2/09 (LOC: Bank of the West)	2,140,000
83,000,000	City of Chicago, 3.00%, 1/20/09	82,868,583
1,400,000	Concordia College Rev., VRDN, 3.50%, 1/2/09 (LOC: Bank of America N.A.)	1,400,000
49,200,000	Connecticut Housing Finance Auth. Rev., Series 2008 A-5, (Housing Mortgage Finance), VRDN, 2.75%, 1/2/09 (SBBPA: JPMorgan Chase Bank)	49,200,000
2,350,000	El Monte COP, Series 2003 B, (Community Improvement), VRDN, 0.72%, 1/2/09 (LOC: California State Teacher's Retirement System)	2,350,000
5,420,000	Fairfield Pension Obligation Rev., Series 2005 A, VRDN, 1.85%, 1/2/09 (LOC: Landesbank Hessen-Thuringen Girozentrale)	5,420,000
9,915,000	Jewish Federation of Greater Philadelphia Rev., Series 2008 TA1, VRDN, 1.25%, 1/2/09	9,915,000
5,750,000	JJB Properties LLC Rev., (Rental Property), VRDN, 2.00%, 1/2/09 (LOC: Arvest Bank and FHLB)	5,750,000
6,930,000	Kentucky Housing Corp. Rev., Series 2008 B, VRDN, 3.35%, 1/22/09 (SBBPA: Lloyds TSB Bank plc)	6,930,000
5,685,000	Long Beach Rev., Series 2004 A, (Towne Center Site), VRDN, 1.75%, 1/22/09 (LOC: Allied Irish Bank plc)	5,685,000
4,800,000	Lower Colorado River Auth., 2.50%, 3/4/09	4,800,000
6,000,000	Minnesota State Office of Higher Education Rev., Series 2008 A, VRDN, (Taxable-Supplemental Student), 2.30%, 1/2/09 (LOC: U.S. Bank N.A.)	6,000,000
5,730,000	Mississippi Business Finance Corp. Rev., (Medical Development Properties), VRDN, 1.50%, 1/2/09 (LOC: BancorpSouth Bank and FHLB)	5,730,000
4,660,000	Mississippi Business Finance Corp. Rev., Series 2006 R1, (Brown Bottling Group, Inc.), VRDN, 1.50%, 1/2/09 (LOC: Trustmark National Bank and FHLB)	4,660,000
50,900,000	New York GO, Series 2008 J13, VRDN, 1.10%, 1/7/09 (SBBPA: Lloyds TSB Bank plc)	50,900,000
7,700,000	Pasadena COP, (Los Robles Avenue Parking Facilities), VRDN, 1.45%, 1/6/09 (LOC: Bank of New York and California State Teacher's Retirement System)	7,700,000
740,000	Plymouth Rev., (Carlson Center), VRDN, 2.55%, 1/2/09 (LOC: U.S. Bank N.A.)	740,000
75,850,000	Portland GO, (Taxable Pension), VRDN, 5.00%, 1/7/09 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	75,849,662
9,990,000	Putnam County Industrial Development Agency Rev., (Sincerity Facility LLC), VRDN, 1.40%, 1/2/09 (LOC: Bank of New York)	9,990,000
4,400,000	Roman Catholic Diocese of Raleigh Rev., Series 2002 A, VRDN, 0.38%, 1/8/09 (LOC: Bank of America N.A.)	4,400,000
20,745,000	San Jose Finance Auth. Rev., Series 2008 F, VRDN, 1.25%, 1/22/09 (LOC: Bank of America N.A.)	20,745,000
13,580,000	Santa Rosa Pension Obligation Rev., Series 2003 A, VRDN, 1.65%, 1/22/09 (LOC: Landesbank Hessen-Thuringen Girozentrale)	13,580,000
6,162,000	Savannah College of Art & Design, Inc. Rev., Series 2004 BD, VRDN, 0.85%, 1/22/09 (LOC: Bank of America N.A.)	6,162,000
5,500,000	Sunnyvale School District Rev., Series VRDN, 4.00%, 5/15/09	5,505,907
13,000,000	Yale University, 1.52%, 3/10/09	12,962,676
TOTAL MUNICIPAL SECURITIES		401,383,828

Prime Money Market – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                         Value

CERTIFICATES OF DEPOSIT ― 7.1%
$ 45,000,000	American Express Centurion Bank, 3.14%, 1/7/09	$ 45,000,000
76,000,000	Canadian Imperial Bank of Commerce (New York), 2.00%, 2/2/09	76,000,000
33,000,000	U.S. Bank N.A., 2.89%, 2/27/09	33,000,000
25,000,000	Union Bank of California N.A., 2.04%, 1/16/09	25,000,000
25,000,000	Wells Fargo & Co., 3.12%, 6/15/09	25,000,000
TOTAL CERTIFICATES OF DEPOSIT		204,000,000
TEMPORARY CASH INVESTMENTS ― 0.1%
3,813,430	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	3,813,430

TOTAL INVESTMENT SECURITIES — 101.1%		2,912,254,115
OTHER ASSETS AND LIABILITIES — (1.1)%		(32,562,547)
TOTAL NET ASSETS — 100.0%		$ 2,879,691,568

Notes to Schedule of Investments
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective December 31, 2008.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2008.

(1)	The rate indicated is the yield to maturity at purchase.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at December 31, 2008 was $911,895,447, which represented 31.2% of total net assets. None of these securities were considered illiquid.

Prime Money Market – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities are generally valued at amortized cost, which approximates current market value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as December 31, 2008:

Valuation Inputs	Value of Investment Securities
Level 1 – Quoted Prices	$ 3,813,430
Level 2 – Other Significant Observable Inputs	2,908,440,685
Level 3 – Significant Unobservable Inputs	-
$2,912,254,115

3. Federal Tax Information

As of December 31, 2008, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$ 2,912,254,115

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Diversified Bond Fund

December 31, 2008

Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) ― 37.6%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 2.6%
$ 4,059,085	FHLMC, VRN, 6.78%, 8/1/11(2)	$ 4,108,907
5,700,271	FHLMC, VRN, 6.00%, 12/1/11(2)	5,860,716
3,268,645	FNMA, VRN, 6.48%, 4/1/11(2)	3,331,791
2,739,933	FNMA, VRN, 6.45%, 7/1/11(2)	2,808,254
2,298,940	FNMA, VRN, 6.42%, 8/1/11(2)	2,349,326
5,845,688	FNMA, VRN, 5.62%, 3/1/12(2)	5,962,802
3,019,585	FNMA, VRN, 5.95%, 6/1/12(2)	3,105,367
		27,527,163
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 35.0%
430	FHLMC, 6.50%, 2/1/09(2)	433
1,240,292	FHLMC, 5.00%, 10/1/10(2)	1,246,106
6,084	FHLMC, 6.50%, 12/1/12(2)	6,321
126,761	FHLMC, 6.00%, 1/1/13(2)	131,460
21,149	FHLMC, 7.00%, 11/1/13(2)	22,057
41,961	FHLMC, 7.00%, 6/1/14(2)	43,865
82,347	FHLMC, 6.50%, 6/1/16(2)	85,534
135,800	FHLMC, 6.50%, 6/1/16(2)	141,114
1,881,186	FHLMC, 5.00%, 11/1/17(2)	1,948,161
199,172	FHLMC, 4.50%, 1/1/19(2)	204,987
8,546,223	FHLMC, 5.00%, 1/1/21(2)	8,797,077
3,340,880	FHLMC, 5.00%, 4/1/21(2)	3,438,944
16,121	FHLMC, 7.00%, 9/1/27(2)	16,971
27,413	FHLMC, 6.50%, 1/1/28(2)	28,746
4,113	FHLMC, 7.00%, 2/1/28(2)	4,330
160,965	FHLMC, 6.50%, 3/1/29(2)	168,586
103,645	FHLMC, 6.50%, 6/1/29(2)	108,487
15,825	FHLMC, 7.00%, 8/1/29(2)	16,659
26,458	FHLMC, 7.50%, 8/1/29(2)	27,910
2,781	FHLMC, 6.50%, 5/1/31(2)	2,905
82,427	FHLMC, 6.50%, 5/1/31(2)	86,123
1,472	FHLMC, 6.50%, 6/1/31(2)	1,538
2,718	FHLMC, 6.50%, 6/1/31(2)	2,839
3,926	FHLMC, 6.50%, 6/1/31(2)	4,102
7,941	FHLMC, 6.50%, 6/1/31(2)	8,297
8,859	FHLMC, 6.50%, 6/1/31(2)	9,256
47,173	FHLMC, 6.50%, 6/1/31(2)	49,288
2,026,416	FHLMC, 5.50%, 12/1/33(2)	2,079,696
15,224,022	FHLMC, 5.50%, 1/1/38(2)	15,602,892
19,682,217	FHLMC, 5.50%, 4/1/38(2)	20,170,928
3,152,644	FHLMC, 6.00%, 8/1/38(2)	3,251,298
489,182	FHLMC, 6.50%, 7/1/47(2)	499,143
11,500,000	FNMA, 5.50%, settlement date 1/13/09(3)	11,789,294
54,534,223	FNMA, 6.00%, settlement date 1/13/09(3)	56,144,614
13,694,000	FNMA, 6.50%, settlement date 1/13/09(3)	14,222,506
1,227	FNMA, 6.00%, 2/1/09(2)	1,253
8,911	FNMA, 6.00%, 5/1/13(2)	9,280

Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 14,365	FNMA, 6.00%, 5/1/13(2)	$ 14,978
43,939	FNMA, 6.00%, 7/1/13(2)	45,813
75,573	FNMA, 6.00%, 12/1/13(2)	78,796
56,358	FNMA, 6.00%, 1/1/14(2)	58,762
95,678	FNMA, 6.00%, 2/1/14(2)	99,758
103,492	FNMA, 6.00%, 4/1/14(2)	107,905
402,632	FNMA, 5.50%, 12/1/16(2)	417,664
812,399	FNMA, 5.50%, 12/1/16(2)	842,730
11,402,403	FNMA, 5.00%, 6/1/18	11,772,727
3,397,656	FNMA, 4.50%, 5/1/19(2)	3,487,300
93,242	FNMA, 6.50%, 1/1/26(2)	97,656
9,164	FNMA, 7.00%, 12/1/27(2)	9,708
6,184	FNMA, 6.50%, 1/1/28(2)	6,477
5,937	FNMA, 7.00%, 1/1/28(2)	6,290
26,250	FNMA, 7.50%, 4/1/28(2)	27,852
100,009	FNMA, 7.00%, 5/1/28(2)	105,833
4,336	FNMA, 7.00%, 6/1/28(2)	4,589
20,789	FNMA, 6.50%, 1/1/29(2)	21,760
59,416	FNMA, 6.50%, 4/1/29(2)	62,192
33,223	FNMA, 7.00%, 7/1/29(2)	35,157
38,877	FNMA, 7.00%, 7/1/29(2)	41,144
103,782	FNMA, 7.50%, 7/1/29(2)	109,956
75,676	FNMA, 7.50%, 8/1/30(2)	80,142
39,693	FNMA, 7.50%, 9/1/30(2)	42,063
237,088	FNMA, 7.00%, 9/1/31(2)	250,946
128,451	FNMA, 6.50%, 1/1/32(2)	134,452
1,124,590	FNMA, 7.00%, 6/1/32(2)	1,190,383
480,415	FNMA, 6.50%, 8/1/32(2)	502,860
2,992,153	FNMA, 5.50%, 6/1/33(2)	3,075,032
14,398,014	FNMA, 5.50%, 7/1/33(2)	14,796,822
2,393,617	FNMA, 5.50%, 8/1/33(2)	2,459,917
3,118,745	FNMA, 5.50%, 9/1/33(2)	3,205,131
20,819,317	FNMA, 5.00%, 11/1/33(2)	21,314,663
6,610,804	FNMA, 5.50%, 1/1/34(2)	6,800,045
2,264,840	FNMA, 5.00%, 8/1/35(2)	2,315,896
7,899,148	FNMA, 4.50%, 9/1/35(2)	8,022,796
9,575,370	FNMA, 5.00%, 2/1/36(2)	9,791,224
12,170,928	FNMA, 5.50%, 4/1/36(2)	12,492,835
25,331,011	FNMA, 5.50%, 5/1/36(2)	26,000,988
8,685,191	FNMA, 5.50%, 7/1/36(2)	8,914,904
4,928,483	FNMA, 5.50%, 2/1/37(2)	5,058,836
7,416,966	FNMA, 6.50%, 8/1/37(2)	7,597,940
8,422,332	FNMA, 5.50%, 2/1/38(2)	8,643,778
5,498,517	FNMA, 6.00%, 9/1/38	5,582,226
6,902,300	FNMA, 6.00%, 11/1/38	7,007,380
315,749	FNMA, 6.50%, 6/1/47(2)	322,179
764,618	FNMA, 6.50%, 8/1/47(2)	780,188
1,027,029	FNMA, 6.50%, 8/1/47(2)	1,047,942
128,672	FNMA, 6.50%, 9/1/47(2)	131,292
895,121	FNMA, 6.50%, 9/1/47(2)	913,348
2,830,923	FNMA, 6.50%, 9/1/47(2)	2,888,568
1,262,168	FNMA, 6.50%, 9/1/47(2)	1,287,869

Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 39,020	GNMA, 7.50%, 8/20/17(2)	$ 41,137
49,472	GNMA, 7.00%, 11/15/22(2)	52,570
49,799	GNMA, 8.75%, 3/15/25(2)	53,196
11,422	GNMA, 7.00%, 4/20/26(2)	12,047
21,559	GNMA, 7.50%, 8/15/26(2)	22,865
11,073	GNMA, 8.00%, 8/15/26(2)	11,790
1,408	GNMA, 7.50%, 4/15/27(2)	1,493
23,822	GNMA, 7.50%, 5/15/27(2)	25,252
19,705	GNMA, 8.00%, 6/15/27(2)	21,044
2,256	GNMA, 7.50%, 11/15/27(2)	2,391
10,214	GNMA, 7.00%, 2/15/28(2)	10,818
15,843	GNMA, 7.50%, 2/15/28(2)	16,794
15,537	GNMA, 6.50%, 3/15/28(2)	16,333
2,805	GNMA, 7.00%, 4/15/28(2)	2,970
2,164	GNMA, 6.50%, 5/15/28(2)	2,275
5,972	GNMA, 6.50%, 5/15/28(2)	6,278
51,260	GNMA, 6.50%, 5/15/28(2)	53,887
16,870	GNMA, 7.00%, 12/15/28(2)	17,867
1,750	GNMA, 8.00%, 12/15/29(2)	1,868
110,665	GNMA, 7.00%, 5/15/31(2)	117,124
21,819,393	GNMA, 6.00%, 9/20/38(2)	22,497,694
24,306,404	GNMA, 5.50%, 11/15/38	25,094,352
		368,562,737
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $386,526,032)		396,089,900
CORPORATE BONDS ― 18.4%

AEROSPACE & DEFENSE ― 0.6%
675,000	Honeywell International, Inc., 5.30%, 3/15/17(2)	688,650
610,000	Honeywell International, Inc., 5.30%, 3/1/18(2)(4)	623,492
1,723,000	Lockheed Martin Corp., 6.15%, 9/1/36(2)	1,874,574
1,660,000	United Technologies Corp., 6.125%, 2/1/19(2)	1,779,386
1,027,000	United Technologies Corp., 6.05%, 6/1/36(2)	1,083,969
650,000	United Technologies Corp., 6.125%, 7/15/38(2)	708,922
		6,758,993

AUTOMOBILES ― 0.2%
800,000	American Honda Finance Corp., 7.625%, 10/1/18(2)(5)	787,481
710,000	Daimler Finance N.A. LLC, 5.875%, 3/15/11(2)	619,424
800,000	Daimler Finance N.A. LLC, 6.50%, 11/15/13(2)(4)	624,619
		2,031,524

BEVERAGES ― 0.6%
1,400,000	Coca-Cola Co. (The), 5.35%, 11/15/17(2)(4)	1,513,154
940,000	Coca-Cola Enterprises, Inc., 7.375%, 3/3/14(2)	1,033,333
1,150,000	Diageo Capital plc, 5.75%, 10/23/17(2)(4)	1,114,629
820,000	PepsiCo, Inc., 7.90%, 11/1/18(2)	1,006,826
1,490,000	SABMiller plc, 6.20%, 7/1/11(2)(5)	1,476,675
		6,144,617

BIOTECHNOLOGY ― 0.1%
960,000	Amgen, Inc., 6.15%, 6/1/18(2)	1,020,121

Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

CAPITAL MARKETS ― 1.2%
$ 1,580,000	Bear Stearns Cos., Inc. (The), 6.40%, 10/2/17(2)	$ 1,644,646
1,630,000	Credit Suisse (New York), 5.00%, 5/15/13(2)	1,570,272
810,000	Deutsche Bank AG (London), 4.875%, 5/20/13(2)	796,023
2,070,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(2)	1,901,549
830,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18(2)	798,976
1,376,000	Merrill Lynch & Co., Inc., 4.79%, 8/4/10(2)	1,338,288
1,740,000	Merrill Lynch & Co., Inc., 6.15%, 4/25/13(2)	1,725,755
930,000	Merrill Lynch & Co., Inc., 6.875%, 4/25/18(2)(4)	974,477
630,000	Morgan Stanley, 6.00%, 4/28/15(2)	544,205
980,000	Morgan Stanley, 6.625%, 4/1/18(2)	861,164
		12,155,355

CHEMICALS ― 0.2%
830,000	Air Products & Chemicals, Inc., 4.15%, 2/1/13(2)	797,642
700,000	E.I. du Pont de Nemours & Co., 5.00%, 1/15/13(2)	706,971
550,000	Rohm & Haas Co., 5.60%, 3/15/13(2)(4)	531,544
		2,036,157

COMMERCIAL BANKS ― 0.8%
1,250,000	JPMorgan Chase Bank National Association, 5.875%, 6/13/16(2)	1,248,911
882,000	PNC Bank N.A., 4.875%, 9/21/17(2)	813,969
730,000	PNC Bank N.A., 6.00%, 12/7/17(2)	726,724
741,000	PNC Funding Corp., 5.125%, 12/14/10(2)(4)	747,059
320,000	SunTrust Bank, 7.25%, 3/15/18(2)	336,935
845,000	Wachovia Bank N.A., 4.80%, 11/1/14(2)	788,003
1,320,000	Wachovia Bank N.A., 4.875%, 2/1/15(2)	1,265,402
1,167,000	Wells Fargo & Co., 4.625%, 8/9/10(2)	1,172,812
880,000	Wells Fargo & Co., 4.375%, 1/31/13(2)	862,502
900,000	Wells Fargo Bank N.A., 6.45%, 2/1/11(2)	933,338
		8,895,655

COMMERCIAL SERVICES & SUPPLIES ― 0.1%
540,000	Pitney Bowes, Inc., 5.75%, 9/15/17(2)	525,745

COMPUTERS & PERIPHERALS(6)
370,000	Hewlett-Packard Co., 6.125%, 3/1/14(2)	393,745

CONSUMER FINANCE ― 0.7%
571,000	American Express Centurion Bank, 4.375%, 7/30/09(2)	562,197
1,700,000	American Express Centurion Bank, 5.55%, 10/17/12(2)	1,616,254
773,000	General Electric Capital Corp., 6.125%, 2/21/11(2)(4)	800,451
620,000	General Electric Capital Corp., 4.80%, 5/1/13(2)	610,600
1,080,000	General Electric Capital Corp., 5.625%, 9/15/17(2)	1,088,272
600,000	John Deere Capital Corp., 4.50%, 4/3/13(2)	574,896
1,200,000	John Deere Capital Corp., 4.90%, 9/9/13(2)	1,178,981
1,205,000	John Deere Capital Corp., 5.50%, 4/13/17(2)	1,151,545
		7,583,196

DIVERSIFIED FINANCIAL SERVICES ― 1.4%
961,000	Bank of America Corp., 4.375%, 12/1/10(2)	963,432
1,550,000	Bank of America Corp., 4.90%, 5/1/13(2)(4)	1,536,757
1,849,000	Bank of America N.A., 5.30%, 3/15/17(2)(4)	1,758,534
825,000	Bank of America N.A., 6.00%, 10/15/36(2)	879,013
1,650,000	BP Capital Markets plc, 5.25%, 11/7/13(2)(4)	1,724,329
2,915,000	Citigroup, Inc., 5.50%, 4/11/13(2)	2,840,942
834,000	Citigroup, Inc., 5.00%, 9/15/14(2)	734,450

Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 1,790,000	Citigroup, Inc., 6.125%, 5/15/18(2)(4)	$ 1,813,109
1,780,000	JPMorgan Chase & Co., 6.00%, 1/15/18(2)	1,882,113
1,000,000	Pricoa Global Funding I, 5.40%, 10/18/12(2)(5)	925,396
		15,058,075

DIVERSIFIED TELECOMMUNICATION SERVICES ― 1.8%
1,167,000	AT&T Corp., 7.30%, 11/15/11(2)	1,213,252
1,580,000	AT&T, Inc., 6.25%, 3/15/11(2)	1,616,361
1,670,000	AT&T, Inc., 6.70%, 11/15/13(2)	1,770,901
1,000,000	AT&T, Inc., 5.10%, 9/15/14(2)	984,186
1,000,000	AT&T, Inc., 6.80%, 5/15/36(2)(4)	1,134,436
310,000	AT&T, Inc., 6.40%, 5/15/38(2)	333,205
176,000	BellSouth Corp., 6.875%, 10/15/31(2)	183,507
1,310,000	Deutsche Telecom AG, 6.75%, 8/20/18(4)	1,330,687
494,000	Embarq Corp., 7.08%, 6/1/16(2)	380,887
820,000	Koninklijke KPN NV, 8.375%, 10/1/30(2)	928,643
280,000	Qwest Corp., 7.875%, 9/1/11(2)	259,000
800,000	Qwest Corp., 7.50%, 10/1/14(2)	668,000
1,263,000	Telecom Italia Capital SA, 4.00%, 1/15/10(2)	1,162,240
750,000	Telefonica Emisiones SAU, 5.98%, 6/20/11(2)	740,119
680,000	Telefonica Emisiones SAU, 7.05%, 6/20/36(2)	744,601
686,000	Verizon Communications, Inc., 5.55%, 2/15/16(2)	671,204
580,000	Verizon Communications, Inc., 5.50%, 2/15/18(2)	558,852
2,470,000	Verizon Communications, Inc., 8.75%, 11/1/18(2)	2,902,808
489,000	Verizon Communications, Inc., 6.25%, 4/1/37(2)	508,069
870,000	Verizon Communications, Inc., 6.40%, 2/15/38(2)	928,572
		19,019,530

ELECTRIC UTILITIES ― 1.0%
1,123,000	Carolina Power & Light Co., 5.15%, 4/1/15(2)	1,127,364
545,000	Carolina Power & Light Co., 5.25%, 12/15/15(2)	553,689
908,000	Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	737,306
2,150,000	FirstEnergy Corp., 6.45%, 11/15/11(2)	2,033,593
602,000	Florida Power Corp., 4.50%, 6/1/10(2)	596,430
790,000	Florida Power Corp., 5.65%, 6/15/18(2)	820,711
540,000	Florida Power Corp., 6.35%, 9/15/37(2)	600,597
790,000	Public Service Co. of Colorado, 5.80%, 8/1/18(2)	820,817
780,000	Southern California Edison Co., 5.625%, 2/1/36(2)	832,320
425,000	Toledo Edison Co., 6.15%, 5/15/37(2)	342,793
1,630,000	Virginia Electric & Power Co., 8.875%, 11/15/38(2)	2,069,173
		10,534,793

ELECTRICAL EQUIPMENT ― 0.1%
900,000	Rockwell Automation, Inc., 6.25%, 12/1/37(2)	968,999

FOOD & STAPLES RETAILING ― 0.7%
1,330,000	Kroger Co. (The), 6.80%, 4/1/11(2)	1,373,946
1,580,000	Kroger Co. (The), 5.00%, 4/15/13(2)	1,522,486
1,170,000	SYSCO Corp., 4.20%, 2/12/13(2)	1,166,690
640,000	Wal-Mart Stores, Inc., 4.25%, 4/15/13(2)(4)	659,380
1,060,000	Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	1,120,713
850,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37(2)	1,012,795
640,000	Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	735,099
		7,591,109

Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

FOOD PRODUCTS ― 0.6%
$ 880,000	Cargill, Inc., 5.20%, 1/22/13(2)(4)(5)	$ 806,878
1,460,000	General Mills, Inc., 5.65%, 9/10/12(2)	1,491,501
790,000	General Mills, Inc., 5.25%, 8/15/13(2)	795,567
540,000	Kellogg Co., 6.60%, 4/1/11(2)	565,457
900,000	Kellogg Co., 5.125%, 12/3/12(2)	900,484
830,000	Kraft Foods, Inc., 6.00%, 2/11/13(2)	844,227
500,000	Kraft Foods, Inc., 6.75%, 2/19/14(2)	519,441
		5,923,555

HEALTH CARE EQUIPMENT & SUPPLIES ― 0.4%
1,531,000	Baxter Finco BV, 4.75%, 10/15/10(2)	1,527,315
1,130,000	Baxter International, Inc., 5.90%, 9/1/16(2)	1,224,070
650,000	Baxter International, Inc., 5.375%, 6/1/18(2)	680,741
590,000	Baxter International, Inc., 6.25%, 12/1/37(2)	681,591
		4,113,717

HOTELS, RESTAURANTS & LEISURE ― 0.3%
1,550,000	McDonald's Corp., 5.35%, 3/1/18(2)	1,613,027
560,000	McDonald's Corp., 6.30%, 10/15/37(2)	616,940
410,000	Royal Caribbean Cruises Ltd., 7.00%, 6/15/13(2)	235,750
560,000	Yum! Brands, Inc., 6.875%, 11/15/37(2)	444,972
		2,910,689

HOUSEHOLD PRODUCTS ― 0.3%
560,000	Kimberly-Clark Corp., 6.125%, 8/1/17(2)	597,621
820,000	Kimberly-Clark Corp., 7.50%, 11/1/18(2)	967,333
1,470,000	Procter & Gamble Co., (The), 4.60%, 1/15/14(2)	1,542,143
		3,107,097

INDUSTRIAL CONGLOMERATES ― 0.3%
2,734,000	General Electric Co., 5.00%, 2/1/13(2)	2,767,396
560,000	General Electric Co., 5.25%, 12/6/17(2)	559,275
		3,326,671

INSURANCE ― 0.6%
790,000	Berkshire Hathaway Finance Corp., 5.00%, 8/15/13(2)	804,441
956,000	Hartford Financial Services Group, Inc. (The), 5.375%, 3/15/17(2)	697,483
610,000	Hartford Financial Services Group, Inc. (The), 6.30%, 3/15/18(2)	463,292
1,120,000	Lincoln National Corp., 6.30%, 10/9/37(2)	681,869
2,170,000	MetLife Global Funding I, 5.125%, 4/10/13(2)(5)	2,023,807
1,630,000	New York Life Global Funding, 4.65%, 5/9/13(2)(5)	1,576,605
600,000	Prudential Financial, Inc., 5.40%, 6/13/35(2)	359,278
		6,606,775

MACHINERY ― 0.3%
560,000	Caterpillar Financial Services Corp., 4.85%, 12/7/12(2)	531,787
3,180,000	Caterpillar Financial Services Corp., 5.45%, 4/15/18(2)	2,982,681
		3,514,468

MEDIA ― 1.0%
750,000	Comcast Cable Communications LLC, 6.75%, 1/30/11(2)	753,210
1,104,000	Comcast Corp., 5.90%, 3/15/16(2)	1,055,629
650,000	Comcast Corp., 5.70%, 5/15/18(2)	610,654
650,000	Comcast Corp., 6.40%, 5/15/38(2)(4)	650,619
920,000	Pearson Dollar Finance Two plc, 6.25%, 5/6/18(2)(5)	776,496
1,600,000	Rogers Cable, Inc., 6.25%, 6/15/13(2)	1,532,946
1,650,000	Time Warner Cable, Inc., 5.40%, 7/2/12(2)	1,541,877

Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 1,630,000	Time Warner Cable, Inc., 6.75%, 7/1/18(2)	$ 1,572,065
1,670,000	Time Warner Cable, Inc., 8.75%, 2/14/19(2)	1,818,939
445,000	Time Warner, Inc., 5.50%, 11/15/11(2)	418,398
176,000	Time Warner, Inc., 7.625%, 4/15/31(2)	173,432
		10,904,265

METALS & MINING ― 0.2%
1,130,000	ArcelorMittal, 6.125%, 6/1/18(2)(4)	775,014
1,200,000	Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(2)	956,710
447,000	Xstrata Finance Canada Ltd., 5.80%, 11/15/16(2)(5)	282,577
		2,014,301

MULTI-UTILITIES ― 1.3%
560,000	CenterPoint Energy Resources Corp., 6.125%, 11/1/17(2)	471,615
950,000	CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	672,404
584,000	Dominion Resources, Inc., 4.75%, 12/15/10(2)	577,716
670,000	Dominion Resources, Inc., 6.40%, 6/15/18(2)(4)	657,210
1,670,000	Duke Energy Carolinas LLC, 7.00%, 11/15/18(2)	1,930,854
1,670,000	Georgia Power Co., 6.00%, 11/1/13(2)	1,757,234
1,120,000	NSTAR Electric Co., 5.625%, 11/15/17(2)	1,100,784
2,247,000	Pacific Gas & Electric Co., 4.20%, 3/1/11(2)	2,220,879
840,000	Pacific Gas & Electric Co., 8.25%, 10/15/18(2)	1,010,992
367,000	Pacific Gas & Electric Co., 5.80%, 3/1/37(2)	381,996
610,000	Pacific Gas & Electric Co., 6.35%, 2/15/38(2)	669,484
1,040,000	Sempra Energy, 8.90%, 11/15/13(2)	1,051,083
840,000	Sempra Energy, 9.80%, 2/15/19(2)	938,692
		13,440,943

MULTILINE RETAIL ― 0.2%
560,000	Kohl's Corp., 6.875%, 12/15/37(2)	399,083
396,000	Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	294,339
1,390,000	Macy's Retail Holdings, Inc., 5.875%, 1/15/13(2)	979,034
		1,672,456

OIL, GAS & CONSUMABLE FUELS ― 1.0%
820,000	Anadarko Petroleum Corp., 5.95%, 9/15/16(2)	725,390
560,000	Canadian Natural Resources Ltd., 5.70%, 5/15/17(2)	489,172
580,000	Canadian Natural Resources Ltd., 6.75%, 2/1/39(2)	483,112
790,000	ConocoPhillips, 5.20%, 5/15/18(2)(4)	770,252
1,240,000	Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	1,022,075
1,776,000	Enterprise Products Operating LP, 4.95%, 6/1/10(2)(4)	1,701,596
600,000	Enterprise Products Operating LP, 6.30%, 9/15/17(2)	508,628
810,000	Nexen, Inc., 6.40%, 5/15/37(2)	635,592
1,386,000	Premcor Refining Group, Inc. (The), 6.125%, 5/1/11(2)	1,405,653
760,000	Shell International Finance, 6.375%, 12/15/38(2)	858,031
280,000	TransCanada PipeLines Ltd., 6.20%, 10/15/37(2)	243,971
773,000	XTO Energy, Inc., 5.30%, 6/30/15(2)	705,094
615,000	XTO Energy, Inc., 6.10%, 4/1/36(2)	512,187
320,000	XTO Energy, Inc., 6.375%, 6/15/38(2)	282,428
		10,343,181

PERSONAL PRODUCTS ― 0.1%
820,000	Estee Lauder Cos., Inc. (The), 7.75%, 11/1/13(2)	867,794

PHARMACEUTICALS ― 0.8%
1,021,000	Abbott Laboratories, 5.875%, 5/15/16(2)	1,107,473
630,000	Abbott Laboratories, 5.60%, 11/29/17(2)(4)	682,976

Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 2,420,000	AstraZeneca plc, 5.40%, 9/15/12(2)	$ 2,557,867
830,000	AstraZeneca plc, 5.90%, 9/15/17(2)	883,573
1,630,000	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(2)(4)	1,636,574
980,000	GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38(2)	1,111,152
780,000	Wyeth, 5.95%, 4/1/37(2)	869,135
		8,848,750

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
1,080,000	ProLogis, 5.625%, 11/15/16(2)	518,688

ROAD & RAIL ― 0.3%
2,400,000	Norfolk Southern Corp., 5.75%, 4/1/18(2)(4)	2,339,436
810,000	Union Pacific Corp., 5.75%, 11/15/17(2)	769,353
		3,108,789

SOFTWARE ― 0.5%
833,000	Intuit, Inc., 5.75%, 3/15/17(2)(4)	616,930
1,733,000	Oracle Corp., 5.00%, 1/15/11(2)(4)	1,780,606
3,170,000	Oracle Corp., 5.75%, 4/15/18(2)	3,321,681
		5,719,217

SPECIALTY RETAIL ― 0.1%
560,000	Lowe's Cos., Inc., 5.60%, 9/15/12(2)(4)	568,893

TOBACCO ― 0.2%
2,180,000	Altria Group, Inc., 8.50%, 11/10/13(2)	2,260,148

WIRELESS TELECOMMUNICATION SERVICES ― 0.3%
1,370,000	Rogers Communications, Inc., 6.80%, 8/15/18(2)	1,386,712
910,000	Verizon Wireless, 8.50%, 11/15/18(2)(4)(5)	1,068,070
708,000	Vodafone Group plc, 5.625%, 2/27/17(2)(4)	668,178
		3,122,960
TOTAL CORPORATE BONDS
(Cost $194,854,854)		193,610,971
U.S. TREASURY SECURITIES ― 14.0%
1,500,000	U.S. Treasury Bonds, 10.625%, 8/15/15(2)	2,271,445
11,000,000	U.S. Treasury Bonds, 8.125%, 8/15/19(2)	16,261,102
2,180,000	U.S. Treasury Bonds, 8.125%, 8/15/21(2)(4)	3,316,325
11,817,000	U.S. Treasury Bonds, 7.125%, 2/15/23(2)	17,147,578
7,206,000	U.S. Treasury Bonds, 6.125%, 11/15/27(2)	10,334,982
5,160,000	U.S. Treasury Bonds, 4.75%, 2/15/37(2)	7,191,750
11,889,000	U.S. Treasury Inflation Indexed Notes, 3.875%, 1/15/09(2)(4)	11,796,930
20,483,640	U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(2)	20,075,310
8,793,600	U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(2)	8,331,987
13,960,620	U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(2)(4)	13,250,609
6,480,000	U.S. Treasury Notes, 4.25%, 9/30/12(2)(4)	7,237,356
9,585,000	U.S. Treasury Notes, 3.125%, 8/31/13(2)(4)	10,337,576
8,015,000	U.S. Treasury Notes, 4.00%, 2/15/14(2)(4)	9,087,014
9,200,000	U.S. Treasury Notes, 3.75%, 11/15/18(2)(4)	10,417,556
TOTAL U.S. TREASURY SECURITIES
(Cost $139,033,065)		147,057,520
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 10.9%
9,000,000	Bank of America Corp., 3.125%, 6/15/12(2)(7)	9,360,270
20,000,000	FHLMC, 5.625%, 3/15/11(2)	21,809,240
20,000,000	FHLMC, 4.125%, 9/27/13(2)(4)	21,573,820

Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 18,000,000	FHLMC, 5.00%, 1/30/14(2)	$ 20,144,916
5,395,000	FHLMC, 4.875%, 6/13/18(2)(4)	6,212,380
14,150,000	FNMA, 3.00%, 7/12/10(2)	14,589,527
5,461,000	FNMA, 4.375%, 7/17/13(2)(4)	5,895,259
7,175,000	FNMA, 5.00%, 2/13/17(2)(4)	8,153,735
6,700,000	Morgan Stanley, 2.00%, 9/22/11(2)(4)(7)	6,746,685
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $108,088,812)		114,485,832
COMMERCIAL MORTGAGE-BACKED SECURITIES(1) ― 7.7%
6,766,366	Banc of America Commercial Mortgage, Inc., Series 2000-2, Class B, VRN, 7.38%, 1/2/09(2)	6,749,114
7,440,000	Banc of America Commercial Mortgage, Inc., Series 2004-1 SEQ, Class A3, 4.429%, 11/10/39(2)	6,884,554
8,250,000	Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3 SEQ, 4.05%, 11/10/38(2)	7,835,856
7,830,000	Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A3 SEQ, 5.37%, 10/10/45(2)	5,683,776
14,620,247	Banc of America Commercial Mortgage, Inc. STRIPS-COUPON, Series 2004-1, Class XP, VRN, 0.64%, 1/2/09(2)	177,694
1,040,552	Banc of America Large Loan, Series 2005 MIB1, Class A1, VRN, 1.35%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.15% with no caps(2)(5)	882,276
3,414,799	Bear Stearns Commercial Mortgage Securities Trust, Series 2006 BBA7, Class A1, VRN, 1.30%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.11% with no caps(2)(5)	2,889,973
25,045,432	Bear Stearns Commercial Mortgage Securities Trust STRIPS-COUPON, Series 2004 T16, Class X2, VRN, 0.72%, 1/2/09(2)	453,330
5,000,000	Chase Commercial Mortgage Securities Corp., Series 2000-1, Class B, VRN, 7.80%, 1/2/09(2)	5,012,643
1,200,000	Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class C, VRN, 7.63%, 1/2/09(2)	1,198,951
3,229,507	Commercial Mortgage Acceptance Corp. STRIPS-COUPON, Series 1998 C2, Class X, VRN, 1.53%, 1/2/09(2)	131,308
129,004	Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 1.29%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.10% with no caps(2)(5)	115,480
3,200,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2000 C1, Class B, VRN, 7.69%, 1/10/09(2)	3,217,913
2,000,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2001 CK3, Class A4 SEQ, 6.53%, 6/15/34(2)	1,956,842
3,750,000	Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 1.38%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.18% with no caps(2)(5)	3,021,699
10,583,464	GMAC Commercial Mortgage Securities, Inc., Series 2005 C1, Class A2 SEQ, 4.47%, 5/10/43(2)	10,222,700
1,999,433	Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A2 SEQ, 4.31%, 8/10/42(2)	1,893,580
568,711	Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 1.98%, 1/5/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps(2)(5)	421,809
1,072,787	GS Mortgage Securities Corp. II, Series 2007 EOP, Class A1, VRN, 1.97%, 1/6/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps(2)(5)	791,571

Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 11,000,000	LB-UBS Commercial Mortgage Trust, Series 2003 C3, Class A3 SEQ, 3.85%, 5/15/27(2)	$ 10,133,940
1,320,880	LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A2 SEQ, 3.62%, 1/15/29(2)	1,283,351
6,984,000	LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(2)	6,124,856
610,275	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006 LLFA, Class A1, VRN, 1.27%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.08% with no caps(2)(5)	457,038
2,203,656	Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 1.26%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.07% with no caps(2)(5)	1,676,151
2,371,206	Morgan Stanley Capital I, Series 2004 HQ3, Class A2 SEQ, 4.05%, 1/13/41(2)	2,256,423
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $87,071,028)		81,472,828
COLLATERALIZED MORTGAGE OBLIGATIONS(1) ― 5.4%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 1.7%
3,441,943	Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)	2,147,941
675,548	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-37, Class 2A2, VRN, 5.11%, 1/2/09(2)	467,951
5,591,878	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(2)	3,812,245
3,533,748	Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 4.92%, 1/2/09(2)	3,170,922
110,420	MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(2)	93,428
2,287,491	Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, VRN, 0.59%, 1/26/09, resets monthly off the 1-month LIBOR plus 0.12% with no caps(2)	1,898,975
2,325,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2005 AR4, Class A3, VRN, 4.59%, 1/2/09(2)	2,180,543
4,497,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2005 AR4, Class A4B, VRN, 4.67%, 1/2/09(2)	4,195,496
		17,967,501

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 3.7%
2,885,103	FHLMC, Series 2567, Class OD, 5.00%, 8/15/15(2)	2,918,734
988,041	FHLMC, Series 2900, Class PA, 4.50%, 3/15/14(2)	990,197
3,054,000	FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(2)	3,046,672
583,740	FHLMC, Series 2937, Class KA, 4.50%, 12/15/14(2)	585,351
10,000,000	FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(2)	10,128,416
24,998	FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19(2)	27,830
6,019,831	FNMA, Series 2003-10, Class HW SEQ, 5.00%, 11/25/16(2)	6,117,783
1,085,000	FNMA, Series 2003-92, Class PD, 4.50%, 3/25/17(2)	1,106,839
14,138,626	FNMA, Series 2006-44, Class OA, 5.50%, 12/25/26(2)	14,434,849
		39,356,671
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $60,733,867)		57,324,172
MUNICIPAL SECURITIES ― 5.3%
6,400,000	California Educational Facilities Auth. Rev., Series 2007 T1, (Stanford University), 5.00%, 3/15/39(2)	6,427,392
9,600,000	California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.00%, 7/1/36, Prerefunded at 100% of Par (Ambac)(2)(8)	10,780,224

Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 10,200,000	Clark County School District GO, Series 2004 D, (Building Bonds), 5.00%, 12/15/14, Prerefunded at 100% of Par (MBIA)(2)(8)	$ 11,747,850
10,100,000	Clark County School District GO, Series 2005 C, (Building Bonds), 5.00%, 12/15/15, Prerefunded at 100% of Par (FSA)(2)(8)	11,778,519
4,000,000	Georgia GO, Series 2008 B, 5.00%, 7/1/18(2)	4,521,440
1,477,000	Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)	1,300,646
8,600,000	Massachusetts Health & Educational Facilities Auth. Rev., Series 2002 K, (Massachusetts Institute of Technology), 5.50%, 7/1/32 (GO of Institute)(2)	9,265,210
TOTAL MUNICIPAL SECURITIES
(Cost $54,099,354)		55,821,281
ASSET-BACKED SECURITIES(1) ― 0.8%
247,733	Accredited Mortgage Loan Trust, Series 2006-2, Class A1, VRN, 0.51%, 1/26/09, resets monthly off the 1-month LIBOR plus 0.04% with no caps(2)	242,686
3,102,000	CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(2)	3,054,148
994,800	Detroit Edison Securitization Funding LLC, Series 2001-1, Class A4 SEQ, 6.19%, 3/1/13(2)	1,017,080
107,904	Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A1, VRN, 0.51%, 1/26/09, resets monthly off the 1-month LIBOR plus 0.04% with no caps(2)	106,784
858,254	SLM Student Loan Trust, Series 2006-5, Class A2, VRN, 3.53%, 1/26/09, resets quarterly off the 3-month LIBOR minus 0.01% with no caps(2)	832,616
511,177	SLM Student Loan Trust, Series 2006-10, Class A2, VRN, 3.55%, 1/26/09, resets quarterly off the 3-month LIBOR plus 0.01% with no caps(2)	509,401
2,361,760	SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 3.77%, 1/26/09, resets quarterly off the 3-month LIBOR plus 0.23% with no caps(2)	2,241,651
TOTAL ASSET-BACKED SECURITIES
(Cost $8,181,057)		8,004,366
SOVEREIGN GOVERNMENTS & AGENCIES ― 0.2%
246,000	Hydro Quebec, Series HY, 8.40%, 1/15/22(2)	365,879
1,690,000	United Mexican States, 5.95%, 3/19/19(2)	1,698,450
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $1,979,706)		2,064,329
TEMPORARY CASH INVESTMENTS ― 8.0%
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.875%, 4/15/10, valued at $32,341,969), in a joint trading account at 0.01%, dated 12/31/08, due 1/2/09 (Delivery value $31,757,018)		31,757,000
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 8.125%, 8/15/19, valued at $53,294,559), in a joint trading account at 0.02%, dated 12/31/08, due 1/2/09 (Delivery value $52,068,058)		52,068,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $83,825,000)		83,825,000
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(9) ― 3.0%
6,000,000	K2 (USA) LLC, VRN, 0.34%, 3/16/09, resets quarterly off the Federal Reserve Prime Loan Rate minus 2.91% with no caps(5)	5,958,144
6,000,000	Links Finance LLC, VRN, 0.34%, 4/9/09, resets quarterly off the Federal Reserve Prime Loan Rate minus 2.91% with no caps(5)	5,942,982
5,000,000	Merrill Lynch & Co., Inc., VRN, 0.42%, 3/30/09, resets quarterly off the Federal Reserve Prime Loan Rate minus 2.83% with no caps	4,916,615
3,000,000	Nationwide Building Society, VRN, 2.32%, 3/9/09, resets quarterly off the 3-month LIBOR plus 0.13% with no caps	2,996,157
5,000,000	Tango Finance Corp., VRN, 0.34%, 3/30/09, resets quarterly off the Federal Reserve Prime Loan Rate minus 2.91% with no caps(5)	4,970,420

Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

Repurchase Agreement, Barclays Capital, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.05%, dated 12/31/08, due 1/2/09 (Delivery value $869,912)
$ 869,910
Repurchase Agreement, BNP Paribas Securities Corp., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.01%, dated 12/31/08, due 1/2/09 (Delivery value $500,000)	500,000
Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.05%, dated 12/31/08, due 1/2/09 (Delivery value $539,902)	539,901
Repurchase Agreement, UBS Securities LLC, (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.03%, dated 12/31/08, due 1/2/09 (Delivery value $4,912,200)	4,912,192
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL
(Cost $31,819,986)	31,606,321

TOTAL INVESTMENT SECURITIES — 111.3%
(Cost $1,156,212,761)	1,171,362,520
OTHER ASSETS AND LIABILITIES — (11.3)%	(119,066,153)
TOTAL NET ASSETS — 100.0%	$ 1,052,296,367

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
97	U.S. Long Bond	March 2009	$13,390,547	$(1,855,343)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Expiration Date	Unrealized Gain (Loss)
CREDIT DEFAULT
$550,000	Pay quarterly a fixed rate equal to 0.70% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Rohm & Haas Co., par value of the proportional notional amount of Rohm & Haas Co., 7.85%, 7/15/29.	March 2013	$18,563
2,850,000	Pay quarterly a fixed rate equal to 0.60% multiplied by the notional amount and receive from Deutsche Bank AG upon each default event of Marsh & McLennan Cos., Inc., par value of the proportional notional amount of Marsh & McLennan Cos., Inc., 5.375%, 7/15/14.	June 2013	9,222
1,566,000	Pay quarterly a fixed rate equal to 5.95% multiplied by the notional amount and receive from Deutsche Bank AG upon each default event of Hartford Financial Services Group, Inc., par value of the proportional notional amount of Hartford Financial Services Group, Inc., 4.75%, 3/1/14.	December 2013	(38,693)
7,600,000	Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18.	March 2017	350,646
			$339,738

Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

Notes to Schedule of Investments
Ambac	-	Ambac Assurance Corporation
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States.
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MBIA	-	MBIA Insurance Corporation
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2008.

(1)	Final maturity indicated, unless otherwise noted.
(2)	Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $95,964,200.
(3)	Forward commitment.
(4)	Security, or a portion thereof, was on loan as of December 31, 2008. The aggregate value of securities on loan at December 31, 2008, was $32,961,950.
(5)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at December 31, 2008 was $36,851,527, which represented 3.5% of total net assets.

(6)	Industry is less than 0.05% of total net assets.
(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.
The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or
June 30, 2012.

(8)	Escrowed to maturity in U.S. government securities or state and local government securities.
(9)
Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total market value of all collateral received at December 31, 2008 was $33,435,590.

Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2008:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 – Quoted Prices	-	$(1,855,343)
Level 2 – Other Significant Observable Inputs	$1,171,362,520	339,738
Level 3 – Significant Unobservable Inputs	-	-
	$1,171,362,520	$(1,515,605)
*Includes futures contracts and swap agreements.

3. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,156,260,025
Gross tax appreciation of investments	39,064,601
Gross tax depreciation of investments	(23,962,106)
Net tax appreciation (depreciation) of investments	$ 15,102,495

The difference between book-basis and tax-basis cost of unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

High-Yield Fund

December 31, 2008

High-Yield – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

CORPORATE BONDS ― 76.3%
AEROSPACE & DEFENSE ― 1.5%
$ 350,000	DRS Technologies, Inc., 7.625%, 2/1/18(1)	$ 351,750
675,000	L-3 Communications Corp., 6.125%, 7/15/13(1)	624,375
250,000	L-3 Communications Corp., 6.375%, 10/15/15(1)	235,000
		1,211,125

AUTO COMPONENTS ― 0.3%
500,000	Tenneco, Inc., 8.125%, 11/15/15(1)	232,500

AUTOMOBILES ― 0.4%
500,000	Ford Motor Co., 7.45%, 7/16/31(1)	142,500
800,000	General Motors Corp., 8.375%, 7/15/33(1)(2)	144,000
		286,500

BUILDING PRODUCTS ― 0.5%
650,000	Nortek, Inc., 10.00%, 12/1/13(1)	445,250

CHEMICALS ― 0.5%
750,000	Ineos Group Holdings plc, 8.50%, 2/15/16(1)(3)	71,250
750,000	Momentive Performance Materials, Inc., 9.75%, 12/1/14(1)	322,500
		393,750

COMMERCIAL SERVICES & SUPPLIES ― 3.4%
750,000	Allied Waste North America, Inc., 6.375%, 4/15/11(1)	712,871
750,000	Allied Waste North America, Inc., 7.875%, 4/15/13(1)	713,133
750,000	ARAMARK Corp., 8.50%, 2/1/15(1)(2)	682,500
700,000	Corrections Corp of America, 6.25%, 3/15/13(1)	654,500
		2,763,004

COMMUNICATIONS EQUIPMENT ― 0.6%
675,000	Nordic Telephone Co. Holdings ApS, 8.875%, 5/1/16(1)(3)	475,875

CONSUMER FINANCE ― 2.4%
425,000	Ford Motor Credit Co. LLC, 7.375%, 10/28/09	373,311
1,100,000	Ford Motor Credit Co. LLC, 7.25%, 10/25/11(1)	804,024
1,000,000	GMAC LLC, 6.875%, 9/15/11(1)	810,107
		1,987,442

CONTAINERS & PACKAGING ― 2.8%
500,000	Ball Corp., 6.875%, 12/15/12(1)	497,500
250,000	Ball Corp., 6.625%, 3/15/18(1)	224,375
250,000	Graham Packaging Co., Inc., 8.50%, 10/15/12	179,375
1,000,000	Graham Packaging Co., Inc., 9.875%, 10/15/14	620,000
750,000	Rock-Tenn Co., 9.25%, 3/15/16(1)(3)	701,250
400,000	Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17(2)	78,000
		2,300,500

DIVERSIFIED ― 3.3%
3,000,000	Dow Jones CDX N.A. High Yield Secured Note, 8.875%, 6/29/13(3)	2,715,000

DIVERSIFIED TELECOMMUNICATION SERVICES ― 6.5%
500,000	Embarq Corp., 7.08%, 6/1/16(1)	385,514
325,000	Frontier Communications Corp., 6.25%, 1/15/13(1)	277,875
700,000	Intelsat Jackson Holdings Ltd., 8.875%, 1/15/15(1)(2)(3)	640,500
525,000	Level 3 Financing, Inc., 9.25%, 11/1/14(2)	307,125
1,000,000	MetroPCS Wireless, Inc., 9.25%, 11/1/14(1)	900,000
550,000	Qwest Corp., 7.875%, 9/1/11(1)	508,750
750,000	Qwest Corp., 7.50%, 10/1/14(1)	626,250
750,000	Sprint Capital Corp., 8.375%, 3/15/12(1)	600,391

High-Yield – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 750,000	Sprint Capital Corp., 6.90%, 5/1/19(1)	$ 533,375
625,000	Windstream Corp., 8.625%, 8/1/16(1)	556,250
		5,336,030

ELECTRIC UTILITIES ― 1.8%
800,000	Edison Mission Energy, 7.00%, 5/15/17(1)	700,000
1,100,000	Energy Future Holdings Corp., 10.875%, 11/1/17(3)	786,500
		1,486,500

ELECTRICAL EQUIPMENT ― 0.7%
750,000	Baldor Electric Co., 8.625%, 2/15/17(1)	562,500

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 2.0%
1,500,000	Celestica, Inc., 7.625%, 7/1/13(1)	1,237,500
500,000	Flextronics International Ltd., 6.50%, 5/15/13(1)(2)	397,500
		1,635,000

FOOD & STAPLES RETAILING ― 2.0%
500,000	Ingles Markets, Inc., 8.875%, 12/1/11(1)	437,500
750,000	Rite Aid Corp., 7.50%, 3/1/17(1)(2)	491,250
550,000	SUPERVALU, INC., 7.50%, 11/15/14(1)	453,750
250,000	Susser Holdings LLC, 10.625%, 12/15/13(1)	220,000
		1,602,500

FOOD PRODUCTS ― 0.5%
750,000	Smithfield Foods, Inc., 7.75%, 7/1/17(1)	431,250

HEALTH CARE EQUIPMENT & SUPPLIES ― 1.9%
650,000	Bausch & Lomb, Inc., 9.875%, 11/1/15(1)(2)	490,750
600,000	Biomet, Inc, 10.00%, 10/15/17(1)(2)	579,000
600,000	Biomet, Inc, 11.625%, 10/15/17(1)	516,000
		1,585,750

HEALTH CARE PROVIDERS & SERVICES ― 4.6%
1,400,000	Community Health Systems, Inc., 8.875%, 7/15/15(1)(2)	1,295,000
750,000	HCA, Inc., 6.50%, 2/15/16(1)(2)	465,000
1,250,000	HCA, Inc., 9.25%, 11/15/16(1)	1,150,000
250,000	Omnicare, Inc., 6.875%, 12/15/15(1)	206,250
750,000	Sun Healthcare Group, Inc., 9.125%, 4/15/15	660,000
		3,776,250

HOTELS, RESTAURANTS & LEISURE ― 2.5%
500,000	MGM Mirage, 8.50%, 9/15/10(1)	422,500
300,000	MGM Mirage, 6.75%, 9/1/12(1)	211,500
500,000	Pinnacle Entertainment, Inc., 8.25%, 3/15/12(1)(2)	382,500
750,000	Pinnacle Entertainment, Inc., 7.50%, 6/15/15(1)	438,750
300,000	Royal Caribbean Cruises Ltd., 6.875%, 12/1/13(1)	169,500
500,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14(1)	380,000
		2,004,750

HOUSEHOLD DURABLES ― 2.2%
500,000	KB Home, 6.375%, 8/15/11(1)	387,500
500,000	Meritage Homes Corp., 7.00%, 5/1/14(1)	287,500
800,000	Pulte Homes, Inc., 7.875%, 8/1/11(1)	696,000
750,000	Sealy Mattress Co., 8.25%, 6/15/14(1)(2)	446,250
		1,817,250

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 2.9%
409,000	AES Corp. (The), 8.75%, 5/15/13(1)(3)	394,685
750,000	AES Corp. (The), 8.00%, 10/15/17(1)	618,750

High-Yield – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 750,000	NRG Energy, Inc., 7.375%, 2/1/16(1)	$ 699,375
750,000	Reliant Energy, Inc., 7.625%, 6/15/14(1)	626,250
		2,339,060

INSURANCE ― 0.6%
675,000	Fairfax Financial Holdings Ltd., 7.75%, 6/15/17(1)	516,375

IT SERVICES ― 0.8%
450,000	SunGard Data Systems, Inc., 9.125%, 8/15/13(1)	391,500
350,000	SunGard Data Systems, Inc., 10.25%, 8/15/15(1)	232,750
		624,250

MACHINERY ― 1.6%
500,000	RBS Global, Inc./Rexnord LLC, 9.50%, 8/1/14(1)	375,000
600,000	Rental Service Corp., 9.50%, 12/1/14(1)	333,000
650,000	SPX Corp., 7.625%, 12/15/14(1)(3)	566,313
		1,274,313

MEDIA ― 10.0%
700,000	Cablevision Systems Corp., 8.00%, 4/15/12(1)	626,500
350,000	Cadmus Communications Corp., 8.375%, 6/15/14(1)	208,687
1,298,000	CCH I, LLC/CCH I Capital Corp., 11.00%, 10/1/15	233,640
1,000,000	Cinemark, Inc., 0.00%, 3/15/14(4)	813,750
850,000	CSC Holdings, Inc., 8.125%, 8/15/09(1)	847,875
250,000	CSC Holdings, Inc., 6.75%, 4/15/12(1)(2)	230,000
500,000	DIRECTV Holdings LLC/DIRECTV Financing Co., 8.375%, 3/15/13(1)	500,000
500,000	EchoStar DBS Corp., 6.375%, 10/1/11(1)	466,250
1,000,000	EchoStar DBS Corp., 7.00%, 10/1/13(1)(2)	872,500
250,000	Harland Clarke Holdings Corp., VRN, 6.90%, 2/15/09, resets quarterly off the 3-month LIBOR plus 4.75% with no caps(1)(2)	81,250
750,000	Harland Clarke Holdings Corp., 9.50%, 5/15/15(1)	288,750
500,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13(1)(2)	380,000
599,000	R.H. Donnelley, Inc., 11.75%, 5/15/15(1)(3)	149,750
750,000	Shaw Communications, Inc., 8.25%, 4/11/10(1)	742,500
1,000,000	Time Warner Cable, Inc., 8.25%, 2/14/14(1)	1,015,510
750,000	Videotron Ltee, 9.125%, 4/15/18(1)(2)(3)	701,250
		8,158,212

METALS & MINING ― 0.8%
300,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15(1)	255,294
500,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(1)	410,568
		665,862

MULTI-UTILITIES ― 1.5%
500,000	CMS Energy Corp., 7.75%, 8/1/10(1)	494,815
750,000	Sempra Energy, 8.90%, 11/15/13(1)	757,993
		1,252,808

OIL, GAS & CONSUMABLE FUELS ― 8.8%
250,000	Chesapeake Energy Corp., 7.625%, 7/15/13(1)	216,250
600,000	Chesapeake Energy Corp., 7.50%, 6/15/14(1)	510,000
750,000	Cimarex Energy Co., 7.125%, 5/1/17(1)	588,750
1,000,000	El Paso Corp., 6.875%, 6/15/14(1)	812,315
650,000	Forest Oil Corp., 7.75%, 5/1/14(1)	549,250
750,000	Massey Energy Co., 6.875%, 12/15/13(1)	558,750
800,000	OPTI Canada, Inc., 7.875%, 12/15/14(1)	412,000
520,000	Pacific Energy Partners LP/Pacific Energy Finance Corp., 7.125%, 6/15/14(1)	454,677
500,000	Peabody Energy Corp., 7.375%, 11/1/16(1)	472,500

High-Yield – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 800,000	PetroHawk Energy Corp., 7.875%, 6/1/15(1)(3)	$ 596,000
500,000	Range Resources Corp., 7.375%, 7/15/13(1)	438,750
750,000	Sabine Pass LNG LP, 7.50%, 11/30/16(1)	543,750
700,000	Southwestern Energy Co., 7.50%, 2/1/18(1)(3)	616,000
500,000	Williams Cos., Inc.(The), 8.125%, 3/15/12(1)	463,125
		7,232,117

PAPER & FOREST PRODUCTS ― 1.1%
149,000	Boise Cascade LLC, 7.125%, 10/15/14(1)	84,185
500,000	Georgia-Pacific Corp., 7.70%, 6/15/15(1)(2)	382,500
150,000	Georgia-Pacific Corp., 7.125%, 1/15/17(1)(3)	126,750
521,000	Jefferson Smurfit Corp., 8.25%, 10/1/12(1)	91,175
500,000	Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14(1)(2)	200,000
		884,610

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.6%
400,000	Host Hotels & Resorts LP, 7.00%, 8/15/12(1)	341,000
250,000	Host Hotels & Resorts LP, 6.75%, 6/1/16(1)	183,750
		524,750

ROAD & RAIL ― 0.7%
550,000	Hertz Corp. (The), 8.875%, 1/1/14(1)	341,000
500,000	Hertz Corp. (The), 10.50%, 1/1/16(1)(2)	230,625
		571,625

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 0.5%
750,000	Amkor Technology, Inc., 9.25%, 6/1/16(1)	438,750

SOFTWARE ― 0.5%
600,000	Intuit, Inc., 5.75%, 3/15/17(1)	444,367

SPECIALTY RETAIL ― 1.8%
250,000	Asbury Automotive Group, Inc., 8.00%, 3/15/14(1)	120,000
650,000	Asbury Automotive Group, Inc., 7.625%, 3/15/17(1)	305,500
600,000	Couche-Tard US LP/Couche-Tard Finance Corp., 7.50%, 12/15/13(1)	477,000
300,000	GSC Holdings Corp., 8.00%, 10/1/12(1)	280,500
425,000	Michaels Stores, Inc., 10.00%, 11/1/14(1)(2)	195,500
350,000	Toys "R" Us, Inc., 7.375%, 10/15/18(1)	127,750
		1,506,250

TEXTILES, APPAREL & LUXURY GOODS ― 1.4%
850,000	Hanesbrands, Inc., VRN, 5.70%, 6/15/09, resets semiannually off the 6-month LIBOR plus 3.375% with no caps(1)	603,500
875,000	Perry Ellis International, Inc., 8.875%, 9/15/13(1)	529,375
		1,132,875

TRADING COMPANIES & DISTRIBUTORS ― 0.8%
675,000	Ashtead Capital, Inc., 9.00%, 8/15/16(1)(3)	351,000
400,000	United Rentals North America, Inc., 6.50%, 2/15/12(1)(2)	318,000
		669,000

WIRELESS TELECOMMUNICATION SERVICES ― 1.5%
600,000	Alltel Corp., 7.00%, 7/1/12(1)	600,000
525,000	Cricket Communications, Inc., 9.375%, 11/1/14(1)	475,125
300,000	Syniverse Technologies, Inc., 7.75%, 8/15/13(1)	154,875
1,230,000
TOTAL CORPORATE BONDS
(Cost $81,563,731)	62,513,950

High-Yield – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                         Value

TEMPORARY CASH INVESTMENTS ― 21.7%
$ 6,000,000	FHLB Discount Notes, 0.001%, 1/2/09(1)(5)	$ 6,000,000
3,830,402	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)	3,830,402

Repurchase Agreement, Goldman Sachs Group, Inc. (The), (collateralized by various U.S. Treasury obligations, 8.125%, 8/15/19, valued at $4,070,493), in a joint trading account at 0.005%, dated 12/31/08, due 1/2/09 (Delivery value $3,994,001)(1)		3,994,000
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.875%, 4/15/10, valued at $4,067,570), in a joint trading account at 0.01%, dated 12/31/08, due 1/2/09 (Delivery value $3,994,002)(1)		3,994,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $17,818,402)		17,818,402
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(6) ― 10.5%
1,000,000	K2 (USA) LLC, VRN, 0.34%, 3/16/09, resets quarterly off the Federal Reserve Prime Loan Rate minus 2.91% with no caps(3)	993,024
1,000,000	Links Finance LLC, VRN, 0.35%, 4/9/09, resets quarterly off the Federal Reserve Prime Loan Rate minus 2.91% with no caps(3)	990,497
1,000,000	Merrill Lynch & Co., Inc., VRN, 0.42%, 3/30/09, resets quarterly off the Federal Reserve Prime Loan Rate minus 2.83% with no caps	983,323
1,000,000	Nationwide Building Society, VRN, 2.32%, 3/9/09, resets quarterly off the 3-month LIBOR plus 0.13% with no caps	998,719
1,000,000	Tango Finance Corp., VRN, 0.34%, 3/30/09, resets quarterly off the Federal Reserve Prime Loan Rate minus 2.91% with no caps(3)	994,084

Repurchase Agreement, Barclays Capital, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.05%, dated 12/31/08, due 1/2/09 (Delivery value $1,000,003)		1,000,000
Repurchase Agreement, BNP Paribas Securities Corp., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.01%, dated 12/31/08, due 1/2/09 (Delivery value $528,185)		528,185
Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.05%, dated 12/31/08, due 1/2/09 (Delivery value $1,000,003)		1,000,000
Repurchase Agreement, UBS Securities LLC, (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.03%, dated 12/31/08, due 1/2/09 (Delivery value $1,128,393)		1,128,391
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL
(Cost $8,656,352)		8,616,223

TOTAL INVESTMENT SECURITIES — 108.5%
(Cost $108,038,485)		88,948,575
OTHER ASSETS AND LIABILITIES — (8.5)%		(6,978,673)
TOTAL NET ASSETS — 100.0%		$81,969,902

High-Yield – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Expiration Date	Unrealized Gain (Loss)
CREDIT DEFAULT - SELL PROTECTION
$2,000,000
Receive an up-front premium of $417,500 and receive quarterly a fixed rate equal to 5.00% multiplied by the notional amount and pay Barclays Bank plc upon each default event of one of the issues of Dow Jones CDX North America High Yield 11 Index, par value of the proportional notional amount. Market value at period end was $397,758.*
		December 2013	$ 12,083

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
CDX	-	Credit Derivative Indexes
FHLB	-	Federal Home Loan Bank
GMAC	-	General Motors Acceptance Corporation
LIBOR	-	London Interbank Offered Rate
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2008.

(1)	Security, or a portion thereof, has been segregated for swap agreements. At the period end, the aggregate value of securities pledged was $2,000,000.
(2)	Security, or a portion thereof, was on loan as of December 31, 2008. The aggregate value of securities on loan at December 31, 2008, was $8,501,134.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at December 31, 2008 was $11,869,728, which represented 14.5% of total net assets. None of these securities were considered illiquid.

(4)
Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective December 31, 2008.

(5)	The rate indicated is the yield to maturity at purchase.
(6)	Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

High-Yield – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2008:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 – Quoted Prices	$ 3,830,402	-
Level 2 – Other Significant Observable Inputs	85,118,173	$ 12,083
Level 3 – Significant Unobservable Inputs	-	-
	$ 88,948,575	$ 12,083
*Includes swap agreements.

3. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 108,040,265
Gross tax appreciation of investments	$ 189,741
Gross tax depreciation of investments	(19,281,431)
Net tax appreciation (depreciation) of investments	$ (19,091,690)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Premium Money Market Fund

December 31, 2008

Premium Money Market – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Principal Amount                                                                                                                                                                    Value

COMMERCIAL PAPER(1) ― 46.6%
$ 8,000,000	Amsterdam Funding Corp., 2.94%, 1/5/09(2)	$ 7,997,404
25,000,000	Amsterdam Funding Corp., 4.55%, 1/7/09(2)	24,981,250
15,000,000	Bank of Scotland plc, 1.17%, 3/6/09	14,968,800
17,500,000	BASF SE, 2.05%, 1/5/09(2)	17,496,031
10,000,000	BASF SE, 1.74%, 1/9/09(2)	9,996,133
5,500,000	BASF SE, 1.81%, 2/6/09	5,490,100
8,500,000	Canadian Imperial Holdings, Inc., 3.10%, 1/30/09	8,479,116
5,000,000	Canadian Imperial Holdings, Inc., 3.12%, 2/2/09	4,986,356
17,000,000	Catholic Health Initiatives, 2.10%, 2/6/09	17,000,000
3,000,000	Catholic Health Initiatives, 1.95%, 2/12/09	3,000,000
5,000,000	Catholic Health Initiatives, 1.95%, 2/12/09	5,000,000
6,000,000	Catholic Health Initiatives, 1.95%, 2/12/09	6,000,000
33,000,000	Chariot Funding LLC, 4.09%, 1/5/09(2)	32,985,150
20,000,000	Charta LLC, 4.04%, 1/15/09(2)	19,968,889
10,000,000	Citibank Credit Card Issuance Trust, 1.45%, 1/30/09	9,988,320
10,000,000	CRC Funding LLC, 3.15%, 1/6/09(2)	9,994,375
19,000,000	CRC Funding LLC, 4.30%, 1/16/09(2)	18,966,354
27,000,000	Crown Point Capital Co. LLC, 2.00%, 1/13/09(2)	26,982,000
20,000,000	Eli Lilly & Co., 1.40%, 1/20/09(2)	19,985,222
3,000,000	Enterprise Funding Co., 1.81%, 1/6/09(2)	2,999,250
10,000,000	Enterprise Funding Co., 3.02%, 1/9/09(2)	9,993,333
20,000,000	Enterprise Funding Co., 1.50%, 1/16/09(2)	19,987,500
15,000,000	ING (U.S.) Funding LLC, 3.01%, 2/2/09	14,960,400
6,700,000	ING (U.S.) Funding LLC, 3.04%, 3/4/09	6,665,441
10,000,000	Jupiter Securization Co. LLC, 1.20%, 2/2/09(2)	9,989,333
7,000,000	Legacy Capital LLC, 2.31%, 1/6/09(2)	6,997,764
17,000,000	Lexington Parker Capital, 2.00%, 1/5/09(2)	16,996,222
10,500,000	Lexington Parker Capital, 4.55%, 1/9/09(2)	10,489,500
7,000,000	Providence Health Services, 2.30%, 2/9/09	7,000,000
3,000,000	Providence Health Services, 2.50%, 3/2/09	3,000,000
1,055,000	Ranger Funding Co. LLC, 1.50%, 1/5/09(2)	1,054,824
3,674,000	Ranger Funding Co. LLC, 2.26%, 1/27/09(2)	3,668,030
10,000,000	Reckitt Benckiser Treasury Services plc, 2.00%, 1/16/09(2)	9,991,667
10,000,000	Royal Bank of Scotland plc, 2.06%, 5/5/09	9,929,733
10,000,000	Royal Bank of Scotland plc, 0.72%, 7/2/09	9,963,906
4,000,000	Salvation Army Easter Corp., 1.00%, 1/5/09	4,000,000
10,000,000	Toronto Dominion Holdings, 3.01%, 2/13/09(2)	9,964,644
15,000,000	Toyota Motor Credit Corp., 2.16%, 1/8/09	14,993,729
8,000,000	Toyota Motor Credit Corp., 2.05%, 1/12/09	7,994,989
9,500,000	Toyota Motor Credit Corp., 2.31%, 2/9/09	9,476,329
21,000,000	Tulip Funding Corp., 1.52%, 1/7/09(2)	20,994,700
12,000,000	Windwill Funding Corp., 2.01%, 1/12/09(2)	11,992,667
15,500,000	Windwill Funding Corp., 4.30%, 1/15/09(2)	15,474,382
15,000,000	Yorktown Capital LLC, 1.71%, 1/27/09(2)	14,981,583
TOTAL COMMERCIAL PAPER		517,825,426
CORPORATE BONDS ― 17.3%
2,500,000	American Honda Finance Corp., 2.43%, 1/5/09	2,499,328
5,000,000	American Honda Finance, VRN, 2.30%, 2/12/09(2)	4,960,480
4,250,000	American Honda Finance, 4.50%, 5/26/09(2)	4,235,327
2,620,000	ANZ National (Int'l) Ltd., VRN, 2.46%, 2/27/09(2)	2,619,959

Premium Money Market – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Principal Amount                                                                                                                                                                    Value

$10,000,000	ANZ National (Int'l) Ltd., VRN, 2.17%, 3/16/09(2)	$ 10,000,000
3,500,000	Astin Redevelopment LP, VRN, 1.50%, 1/2/09	3,500,000
2,965,000	Banque Paribas (New York), 6.88%, 3/1/09	2,982,054
25,000,000	Barclays Bank plc (New York), VRN, 2.18%, 1/5/09, resets monthly off the 1-month LIBOR plus 0.29% with no caps	25,000,000
1,145,000	Capital Markets Access Co., VRN, 1.60%, 1/2/09	1,145,000
3,000,000	Castleton United Methodist Church, Inc., VRN, 3.19%, 1/2/09 (LOC: U.S. Bank N.A.)	3,000,000
1,400,000	D & I Properties LLC, VRN, 2.00%, 1/7/09	1,400,000
15,000,000	Dexia Credit Local (New York), VRN, 4.46%, 1/20/09, resets quarterly off the 3-month LIBOR minus 0.04% with no caps	14,998,963
4,770,000	First Baptist Church of Opelika, VRN, 1.50%, 1/2/09 (LOC: FHLB)	4,770,000
2,070,000	Grace Community Church of Amarillo, VRN, 1.50%, 1/2/09 (LOC: Wells Fargo Bank N.A.)	2,070,000
8,625,000	High Track LLC, VRN, 1.69%, 1/7/09	8,625,000
5,790,000	JBR, Inc., VRN, 2.69%, 10/8/08	5,790,000
2,500,000	JPMorgan Chase & Co., 6.25%, 1/15/09	2,498,419
1,670,000	Ness Family Partners LP, VRN, 2.00%, 1/7/09	1,670,000
4,400,000	Pfizer, Inc., 3.30%, 3/2/09	4,405,862
7,870,000	Relay Relay LLC, VRN, 1.08%, 1/2/09	7,870,000
4,875,000	Roman Catholic Bishop of San Jose, VRN, 2.00%, 1/2/09	4,875,000
15,000,000	Royal Bank of Canada, VRN, 4.95%, 1/15/09, resets quarterly off the 3-month LIBOR plus 0.02% with no caps	15,000,000
5,000,000	Royal Bank of Canada, 3.875%, 5/4/09	5,014,980
10,000,000	Royal Bank of Canada (New York), VRN, 1.25%, 1/14/09, resets monthly off the 1-month LIBOR plus 0.05% with no caps	10,000,000
3,400,000	Royal Bank of Canada (New York), VRN, 1.44%, 3/30/09, resets quarterly off the 3-month LIBOR minus 0.03% with no caps	3,396,614
6,000,000	Rupert E. Phillips, VRN, 1.50%, 1/2/09 (LOC: FHLB)	6,000,000
7,500,000	Salvation Army, Series 2003 A, VRN, 1.40%, 1/2/09 (LOC: Bank of New York)	7,500,000
2,000,000	Salvation Army, Series 2004 A, VRN, 1.40%, 1/2/09 (LOC: Bank of New York)	2,000,000
2,600,000	United Church Homes, Inc., VRN, 3.00%, 1/7/09	2,600,000
5,232,000	Wells Fargo & Co., 3.125%, 4/1/09	5,231,360
15,000,000	Wells Fargo Bank N.A., VRN, 0.62%, 1/28/09, resets monthly off the 1-month LIBOR plus 0.15% with no caps	15,000,000
1,110,000	Zehnder's of Frankenmuth, VRN, 1.69%, 1/2/09	1,110,000
TOTAL CORPORATE BONDS		191,768,346
U.S. GOVERNMENT AGENCY SECURITIES ― 19.1%
15,000,000	FHLB, VRN, 0.63%, 1/2/09	15,000,000
2,900,000	FHLB, VRN, 1.19%, 1/2/09	2,900,000
4,000,000	FHLB, 2.50%, 1/22/09	4,002,626
10,000,000	FHLB, VRN, 3.54%, 1/24/09	10,000,000
20,000,000	FHLB, VRN, 3.59%, 1/30/09	20,000,000
15,000,000	FHLB, 2.25%, 2/9/09	15,017,673
25,000,000	FHLB, VRN, 2.19%, 3/10/09	25,005,500
15,000,000	FHLB, 2.335%, 4/17/09	14,985,174
6,445,000	FHLB, 3.15%, 4/20/09	6,445,000
15,000,000	FHLB, 2.50%, 4/24/09	14,973,853
3,300,000	FHLB, 3.09%, 4/28/09	3,300,000
5,000,000	FHLB, 2.70%, 5/6/09	5,017,771
14,380,000	FHLB, 5.25%, 6/19/09	14,601,888
15,000,000	FHLB, 3.10%, 10/14/09	15,000,000

Premium Money Market – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Principal Amount                                                                                                                                                                    Value

$ 10,000,000	FHLB, 2.00%, 12/1/09	$ 10,000,000
11,000,000	FHLB Discount Notes, 2.72%, 4/20/09(1)	10,910,681
10,000,000	FHLB Discount Notes, 3.03%, 4/30/09(1)	9,901,494
15,000,000	FHLB Discount Notes, 3.05%, 5/4/09(1)	14,846,250
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		211,907,910
MUNICIPAL SECURITIES — 17.1%
8,160,000	California Educational Facilities Auth. Rev., Series 2005 B, (University La Verne), VRDN, 2.45%, 1/2/09 (LOC: Alllied Irish Bank plc)	8,160,000
1,335,000	California Enterprise Development Auth. Rev., Series 2008 B, (Pocino Foods), VRDN, 0.97%, 1/2/09 (LOC: City National Bank and FHLB)	1,335,000
1,780,000	California Enterprise Development Auth. Rev., Series 2008 B, (Ramar International Corp.), VRDN, 0.72%, 1/2/09 (LOC: Bank of the West)	1,780,000
3,300,000	California Enterprise Development Auth. Rev., Series 2008 B, (Sconza Candy), VRDN, 1.75%, 1/7/09 (LOC: Wells Fargo Bank N.A.)	3,300,000
1,865,000	California Infrastructure & Economic Development Bank Rev., Series 2008 B, (IWorks US, Inc.), VRDN, 4.35%, 1/2/09 (LOC: City National Bank)	1,865,000
6,000,000	Chicago Illinois Industrial Development Rev., (Enterprise Center VII), VRDN, 1.05%, 1/7/09 (LOC: LaSalle National Bank)	6,000,000
3,000,000	City of Chicago, 3.00%, 1/8/09	2,998,250
29,940,000	City of Chicago, 3.00%, 1/20/09	29,892,595
305,000	Colorado Housing & Finance Auth. Economic Development Rev., Series 2004 B, (Corey Building), VRDN, 0.72%, 1/2/09 (LOC: Wells Fargo Bank N.A.)	305,000
250,000	Colorado Housing & Finance Auth. Economic Development Rev., Series 2004 B, (Taxable POPIEL Properties), VRDN, 0.82%, 1/2/09 (LOC: Guaranty Bank & Trust and Wells Fargo Bank N.A.)	250,000
875,000	Colorado Housing & Finance Auth. Economic Development Rev., Series 2005 B, (Closet Factory), VRDN, 0.82%, 1/2/09 (LOC: Colorado Business Bank and Bank of New York)	875,000
870,000	Colorado Housing & Finance Auth. Economic Development Rev., Series 2007 B, (Monaco LLC), VRDN, 0.72%, 1/2/09 (LOC: JPMorgan Chase Bank)	870,000
3,980,000	Columbus Indiana Economic Development Rev., (Arbors At Waters Edge Apartments), VRDN, 1.55%, 1/2/09 (LOC: FHLB)	3,980,000
320,000	Crawford Education Facilities Corp. Rev., Series 2004 B, (Refunding Taxable University Package), VRDN, 1.30%, 1/2/09 (LOC: BNP Paribas)	320,000
2,800,000	Fairfield Rev., Series 2005 A2, VRDN, 1.85%, 1/2/09 (LOC: Landesbank Hessen-Thuringen Girozentrale)	2,800,000
6,500,000	Gary Industrial Empowerment Zone Rev., (Chemcoaters LLC), VRDN, 0.97%, 1/2/09 (LOC: American Bank & Trust and FHLB)	6,500,000
400,000	Greenville Memorial Auditorium District COP, Series 1996 C, (BI-LO Center), VRDN, 2.75%, 1/7/09 (LOC: Bank of America N.A.)	400,000
3,750,000	Griffin - Spalding County Development Auth. Rev., (Norcom Industrial Development), VRDN, 1.60%, 1/2/09 (LOC: Bank of America N.A.)	3,750,000
10,930,000	Hart Family Holdings LLC Rev. VRDN, 2.00%, 1/2/09 (LOC: Community Bank & Trust and FHLB)	10,930,000
1,840,000	Houston Higher Education Finance Corp. Housing Rev., Series 2003 C, (Tierwester Oaks & Richfield Manor), VRDN, 2.01%, 1/2/09 (LOC: Bank of New York)	1,840,000
2,500,000	Illinois Industrial Development Auth. Rev., (MPP Zinc Plating Plant), VRDN, 1.45%, 1/2/09 (LOC: Bank of America)	2,500,000
2,975,000	Kentucky Housing Corp. Rev., Series 2008 B, VRDN, 3.35%, 1/2/09 (SBBPA: Lloyds TSB Bank plc)	2,975,000
1,575,000	Los Angeles Multifamily Rev., Series 2001 F, (Housing-San Regis), VRDN, 3.85%, 1/2/09 (LIQ FAC: Fannie Mae)	1,575,000
12,500,000	Lower Colorado River Auth., 2.50%, 3/4/09	12,500,000
12,500,000	Mississippi Business Finance Corp. Rev., (Aurora Flight Sciences Corp.), VRDN, 2.00%, 1/2/09 (LOC: Branch Banking & Trust)	12,500,000

Premium Money Market – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Shares                                                                                                                                                                                            Value

$ 9,340,000	Mississippi Business Finance Corp. Rev., Series 2006 R1, (Brown Bottling Group, Inc.), VRDN, 1.50%, 1/2/09 (LOC: Trustmark National Bank and FHLB)	$ 9,340,000
7,065,000	Montebello COP, VRDN, 2.75%, 1/7/09 (LOC: Union Bank of California and California State Teacher's Retirement System)	7,065,000
13,630,000	Morgan Hill Redevelopment Agency Tax Allocation Rev., Series 2008 B, (Ojo de Agua Redevelopment Area), VRDN, 1.60%, 1/2/09 (LOC: Scotiabank)	13,630,000
1,045,000	New Jersey Economic Development Auth. Rev., Series 2006 B, (Accurate Box Co., Inc.), VRDN, 1.64%, 1/2/09 (LOC: Sun Bank N.A. and Wells Fargo Bank N.A.)	1,045,000
10,000,000	New York GO, Series 2008 J13, VRDN, 1.10%, 1/7/09 (SBBPA: Lloyds TSB Bank plc)	10,000,000
1,635,000	North Carolina Medical Care Commission Health Care Facilities Rev., Series 2007 B, VRDN, 2.60%, 1/2/09 (LOC: RBS Citizens Bank N.A.)	1,635,000
1,185,000	Ontario County Industrial Development Agency Rev., Series 2005 B, (Friends of the Finger Lakes Performing Arts Center, Inc. Civic Facility), VRDN, 4.90%, 1/2/09 (LOC: RBS Citizens Bank N.A.)	1,185,000
315,000	Ontario County Industrial Development Agency Rev., Series 2006 B, (CHF - Finger Lakes, LLC Civic Facility), VRDN, 3.50%, 1/2/09 (LOC: RBS Citizens Bank N.A.)	315,000
1,100,000	Oregon Facilities Auth. Rev., Series 2002-1, (Hazelden Springbrook), VRDN, 2.50%, 1/2/09 (LOC: Allied Irish Bank plc)	1,100,000
300,000	Pasadena COP, (Los Robles Avenue Parking Facilities), VRDN, 1.45%, 1/6/09 (LOC: Bank of New York and California State Teacher's Retirement System)	300,000
3,140,000	Putnam Hospital Center Rev., VRDN, 1.45%, 1/7/09 (LOC: JPMorgan Chase Bank)	3,140,000
1,325,000	Salinas Economic Development Rev., Series 2007 B, (Monterey County Public Building), VRDN, 1.50%, 1/2/09 (LOC: Bank of New York)	1,325,000
4,660,000	Salinas Rev., (Fairways Golf), VRDN, 1.60%, 1/2/09 (LOC: Rabobank N.A.)	4,660,000
3,355,000	San Mateo County Board of Education COP, Series 2006 B, VRDN, 5.00%, 1/2/09 (LOC: Allied Irish Bank plc)	3,355,000
2,500,000	Southeast Industrial Development Agency Rev., (Powers Fasteners, Inc.), VRDN, 1.40%, 1/2/09 (LOC: Bank of New York)	2,500,000
2,290,000	Southeast Industrial Development Agency Rev., (Powers Fasteners, Inc.), VRDN, 1.40%, 1/2/09 (LOC: JPMorgan Chase Bank)	2,290,000
1,065,000	Washington Economic Development Finance Auth. Rev., Series 2006 D, (Benaroya Resh), VRDN, 1.64%, 1/2/09 (LOC: Bank of America N.A.)	1,065,000
1,800,000	Washington Economic Development Finance Auth. Rev., Series 2006 G, (Wesmar Company, Inc.), VRDN, 0.82%, 1/2/09 (LOC: U.S. Bank N.A.)	1,800,000
2,460,000	Washington Economic Development Finance Auth. Rev., Series 2007 K, (Ocean Gold Seafoods, Inc.), VRDN, 0.72%, 1/2/09 (LOC: Wells Fargo Bank N.A.)	2,460,000
1,880,000	Washington Industrial Development Auth. Rev., (Pauwels), VRDN, 3.70%, 1/2/09 (LOC: Bank of America N.A.)	1,880,000
TOTAL MUNICIPAL SECURITIES		190,290,845
TEMPORARY CASH INVESTMENTS ― 0.7%
8,047,576	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	8,047,576

TOTAL INVESTMENT SECURITIES — 100.8%	$ 1,119,840,103
OTHER ASSETS AND LIABILITIES — (0.8)%	(8,734,549)
TOTAL NET ASSETS — 100.0%	$ 1,111,105,554

Premium Money Market – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

Notes to Schedule of Investments
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective December 31, 2008.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2008.

(1)	The rate indicated is the yield to maturity at purchase.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at December 31, 2008 was $376,743,973, which represented 33.9% of total net assets. None of these securities were considered illiquid.

Premium Money Market – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities are generally valued at amortized cost, which approximates current market value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as December 31, 2008:

Valuation Inputs	Value of Investment Securities
Level 1 – Quoted Prices	$ 8,047,576
Level 2 – Other Significant Observable Inputs	1,111,792,527
Level 3 – Significant Unobservable Inputs	-
$1,119,840,103

3. Federal Tax Information

As of December 31, 2008, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$ 1,119,840,103

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Inflation Protection Bond Fund

December 31, 2008

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
   Principal Amount                                                                                                                                                                     Value

U.S. TREASURY SECURITIES ― 86.4%
$ 7,729,244	U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	$ 7,596,309
6,330,874	U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	5,963,400
6,622,936	U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27(1)	6,653,366
8,712,461	U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(1)	8,049,575
5,478,391	U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28(1)	6,526,131
2,912,426	U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(1)	3,596,811
1,116,785	U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32(1)	1,376,947
1,699,724	U.S. Treasury Inflation Indexed Notes, 4.25%, 1/15/10(1)	1,669,302
3,688,013	U.S. Treasury Inflation Indexed Notes, 0.875%, 4/15/10(1)	3,466,190
497,904	U.S. Treasury Inflation Indexed Notes, 3.50%, 1/15/11(1)	488,680
5,266,391	U.S. Treasury Inflation Indexed Notes, 2.375%, 4/15/11(1)	5,143,325
2,074,153	U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12(1)	2,051,768
9,395,144	U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(1)	9,161,667
12,061,249	U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(1)	11,820,815
1,639,952	U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	1,567,941
4,924,705	U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	4,636,539
6,683,136	U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	6,332,310
4,367,454	U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	4,130,315
5,219,114	U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	4,839,969
12,975,770	U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	12,257,017
3,929,508	U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	3,763,105
2,654,546	U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)	2,629,819
5,290,829	U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)	5,249,024
5,043,573	U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)	5,168,329
2,559,447	U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)	2,429,278
9,041,940	U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(1)	8,456,381
TOTAL U.S. TREASURY SECURITIES
(Cost $142,256,469)		135,024,313
MUNICIPAL SECURITIES ― 4.8%
2,000,000	California Educational Facilities Auth. Rev., Series 2007 T1, (Stanford University), 5.00%, 3/15/39(1)	2,008,560
3,300,000	California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit), 5.00%, 1/1/28, Prerefunded at 100% of Par (Ambac)(1)(2)	3,705,702
1,700,000	Massachusetts Health & Educational Facilities Auth. Rev., Series 2002 K, (Massachusetts Institute of Technology), 5.50%, 7/1/32 (GO of Institute)(1)	1,831,495
TOTAL MUNICIPAL SECURITIES
(Cost $7,244,442)		7,545,757
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 4.5%
800,000	Bank of America Corp., 3.125%, 6/15/12(1)(4)	832,024
1,600,000	FHLMC, 4.125%, 9/27/13(1)	1,725,906
2,100,000	FHLMC, 5.00%, 1/30/14(1)	2,350,240
2,000,000	FHLMC, 4.50%, 4/2/14(1)	2,198,400
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $6,678,775)		7,106,570

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
   Principal Amount                                                                                                                                                                      Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) ― 2.4%

$ 3,690,416	FHLMC, 5.50%, 4/1/38(1)
(Cost $3,726,016)		$ 3,782,050
CORPORATE BONDS ― 1.1%

380,000	Altria Group, Inc., 8.50%, 11/10/13(1)	393,971
200,000	ArcelorMittal, 6.125%, 6/1/18(1)	137,170
180,000	AT&T, Inc., 6.70%, 11/15/13(1)	190,876
500,000	AT&T, Inc., 5.10%, 9/15/14(1)	492,093
180,000	Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	186,330
200,000	Pulte Homes, Inc., 7.875%, 8/1/11(1)	174,000
120,000	Time Warner Cable, Inc., 8.25%, 2/14/14(1)	121,861

TOTAL CORPORATE BONDS
(Cost $1,712,966)		1,696,301
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) ― 0.5%
500,000	Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 1.38%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.18% with no caps(1)(5)	402,893
391,786	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007 LLFA, Class A1, VRN, 1.50%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.30% with no caps(1)(5)	295,947
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $891,786)		698,840
ASSET-BACKED SECURITIES(3) ― 0.2%
350,000	Public Service New Hampshire Funding LLC, Series 2001-1, Class A3 SEQ, 6.48%, 5/1/15(1)
(Cost $363,083)		360,660
TEMPORARY CASH INVESTMENTS ― 1.0%
1,547,104	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)
(Cost $1,547,104)		1,547,104

TOTAL INVESTMENT SECURITIES — 100.9%
(Cost $164,420,641)		157,761,595
OTHER ASSETS AND LIABILITIES — (0.9)%		(1,406,707)
TOTAL NET ASSETS — 100.0%		$156,354,888

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
38	U.S. Treasury 5-Year Notes	March 2009	$ 4,524,078	$ (161,351)
40	U.S. Treasury 10-Year Notes	March 2009	5,030,000	(381,965)

			$ 9,554,078	$ (543,316)

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Expiration Date	Unrealized Gain (Loss)
CREDIT DEFAULT - SELL PROTECTION
$ 1,000,000
Receive an up-front payment of $208,750 and receive quarterly a fixed rate equal to 5.00% multiplied by the notional amount and pays upon each default event of one of the issues of Dow Jones CDX North America High Yield 11 Index, par value of the proportional notional amount. Market value at period end was $198,879.*
		December 2013	$ 4,375
TOTAL RETURN
800,000	Pay a fixed rate equal to 1.13% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc.	January 2012	(75,178)
6,800,000	Pay a fixed rate equal to 1.52% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with UBS AG.	November 2013	(573,646)
1,000,000	Pay a fixed rate equal to 1.31% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc.	April 2017	(109,621)
5,000,000	Pay a fixed rate equal to 2.77% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc.	April 2018	(563,423)
1,900,000	Pay a fixed rate equal to 2.895% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc.	December 2027	(329,770)
			$ (1,647,263)

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

Notes to Schedule of Investments
Ambac	-	Ambac Assurance Corporation
CDX	-	Credit Derivative Indexes
CPI	-	Consumer Price Index
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
NSA	-	Not Seasonally Adjusted
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2008.

(1)	Security, or portion thereof, has been segregated for futures contracts and swap agreements. At period end, the aggregate value of securities pledged was $12,206,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)	Final maturity indicated, unless otherwise noted.
(4)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(5)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at December 31, 2008 was $698,840, which represented 0.5% of total net assets.

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2008:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 – Quoted Prices	$ 1,547,104	$ (543,316)
Level 2 – Other Significant Observable Inputs	156,214,491	(1,647,263)
Level 3 – Significant Unobservable Inputs	-	-
	$ 157,761,595	$ (2,190,579)
*Includes futures contracts and swap agreements.

3. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 164,420,641
Gross tax appreciation of investments	$ 1,158,318
Gross tax depreciation of investments	(7,817,364)
Net tax appreciation (depreciation) of investments	$ (6,659,046)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

American Century-Mason Street Select Bond Fund

December 31, 2008

Select Bond– Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

U.S. TREASURY SECURITIES ― 42.8%

$ 430,000	U.S. Treasury Bond, 4.375%, 2/15/38	$ 576,066
392,888	U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12	383,124
30,370,000	U.S. Treasury Notes, 1.25%, 11/30/10	30,705,680
3,430,000	U.S. Treasury Notes, 2.00%, 11/30/13	3,520,041
3,125,000	U.S. Treasury Notes, 3.75%, 11/15/18	3,538,572
TOTAL U.S. TREASURY SECURITIES
(Cost $38,423,686)		38,723,483
CORPORATE BONDS ― 30.1%
AEROSPACE & DEFENSE ― 1.2%
20,000	BAE Systems Holdings, Inc., 5.20%, 8/15/15(1)	18,629
119,000	General Dynamics Corp., 4.25%, 5/15/13	119,112
370,000	L-3 Communications Corp., 6.375%, 10/15/15	347,800
75,000	Lockheed Martin Corp., 6.15%, 9/1/36	81,598
462,000	Raytheon Co., 5.50%, 11/15/12	467,424
50,000	United Technologies Corp., 6.35%, 3/1/11	52,894
		1,087,457

AUTO COMPONENTS ― 0.1%
104,000	Johnson Controls, Inc., 5.50%, 1/15/16	80,704
63,000	Johnson Controls, Inc., 6.00%, 1/15/36	39,982
		120,686

AUTOMOBILES ― 0.4%
315,000	Daimler Finance N.A. LLC, 5.75%, 5/18/09	305,729
25,000	Daimler Finance N.A. LLC, 8.50%, 1/18/31	18,318
		324,047

BEVERAGES ― 0.9%
5,000	Anheuser-Busch Cos., Inc., 4.50%, 4/1/18	4,222
25,000	Anheuser-Busch Cos., Inc., 5.75%, 4/1/36	20,304
50,000	Bottling Group LLC, 4.625%, 11/15/12	50,602
75,000	Coca-Cola Co. (The), 5.35%, 11/15/17	81,062
160,000	Constellation Brands, Inc., 7.25%, 9/1/16	152,000
60,000	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18(1)	59,282
45,000	Dr. Pepper Snapple Group, Inc., 7.45%, 5/1/38(1)	44,966
45,000	PepsiCo, Inc., 4.65%, 2/15/13	46,311
25,000	PepsiCo, Inc., 5.00%, 6/1/18	25,962
35,000	PepsiCo, Inc., 7.90%, 11/1/18	42,974
285,000	SABMiller plc, 6.20%, 7/1/11(1)	282,451
		810,136

CAPITAL MARKETS ― 1.4%
35,000	Bank of New York Mellon Corp. (The), 4.95%, 11/1/12	35,565
35,000	Bear Stearns Cos., Inc. (The), 7.25%, 2/1/18	38,419
210,000	Credit Suisse (New York), 5.00%, 5/15/13	202,305
20,000	Credit Suisse (New York), 6.00%, 2/15/18	18,398
5,000	Credit Suisse Guernsey Ltd., VRN, 5.86%, 5/15/17(2)	2,337
10,000	Eaton Vance Corp., 6.50%, 10/2/17	8,875
387,000	Goldman Sachs Group, Inc. (The), 5.15%, 1/15/14	348,918
45,000	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16(3)(8)	4,500
40,000	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18(3)(8)	4,000
150,000	Merrill Lynch & Co., Inc., 6.40%, 8/28/17	150,527
20,000	Merrill Lynch & Co., Inc., 6.22%, 9/15/26	18,514

Select Bond– Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

$ 90,000	Morgan Stanley, 6.25%, 8/9/26	$ 73,370
80,000	Northern Trust Corp., 5.30%, 8/29/11	81,597
250,000	State Street Bank & Trust Co., 5.30%, 1/15/16	244,719
		1,232,044

CHEMICALS(4)
5,000	Dow Chemical Co. (The), 5.70%, 5/15/18	4,450
10,000	Monsanto Co., 5.125%, 4/15/18	10,511
		14,961

COMMERCIAL BANKS ― 3.0%
422,000	Bank One Corp., 5.25%, 1/30/13	411,956
20,000	Barclays Bank plc, 6.05%, 12/4/17(1)	17,673
114,000	Deutsche Bank Capital Funding Trust VII, VRN, 5.63%, 1/19/16(1)(2)	48,775
45,000	Fifth Third Bancorp., 8.25%, 3/1/38	37,267
250,000	M&I Marshall & Ilsley Bank, 5.15%, 2/22/12	226,169
195,000	PNC Financial Services Group, Inc., VRN, 8.25%, 5/21/13(2)	157,264
550,000	UBS AG/Stamford Branch, 5.875%, 12/20/17	506,109
550,000	UBS AG/Stamford Branch, 5.75%, 4/25/18	500,048
93,000	UnionBanCal Corp., 5.25%, 12/16/13	79,304
380,000	Wachovia Corp., 5.35%, 3/15/11	362,777
200,000	Wells Fargo Capital XIII, VRN, 7.70%, 3/26/13(2)	165,202
279,000	Zions Bancorp., 5.50%, 11/16/15	197,571
		2,710,115

COMMERCIAL SERVICES & SUPPLIES ― 0.1%
110,000	Waste Management, Inc., 6.10%, 3/15/18	95,304

COMPUTERS & PERIPHERALS(4)
70,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	36,750

CONSTRUCTION MATERIALS ― 0.1%
75,000	CRH America, Inc., 6.00%, 9/30/16	46,773
30,000	CRH America, Inc., 8.125%, 7/15/18	21,692
		68,465

CONSUMER FINANCE ― 0.9%
405,000	General Electric Capital Corp., 5.625%, 5/1/18	408,670
15,000	General Electric Capital Corp., 5.875%, 1/14/38	14,733
195,000	GMAC LLC, 6.00%, 12/15/11	154,740
285,000	SLM Corp., 5.45%, 4/25/11	225,082
10,000	SLM Corp., 5.375%, 1/15/13	7,337
50,000	SLM Corp., 5.375%, 5/15/14	33,780
		844,342

DIVERSIFIED FINANCIAL SERVICES ― 1.1%
195,000	BA Covered Bond Issuer, 5.50%, 6/14/12(1)	200,987
320,000	Bank of America Corp., 5.65%, 5/1/18	322,477
20,000	Capmark Financial Group, Inc., 6.30%, 5/10/17	5,507
20,000	Citigroup Capital XXI, VRN, 8.30%, 12/21/37(2)	15,459
140,000	Citigroup, Inc., 5.125%, 5/5/14	131,705
65,000	Citigroup, Inc., 6.125%, 11/21/17	65,797
50,000	Citigroup, Inc., 6.125%, 5/15/18	50,645
276,000	International Lease Finance Corp., 4.75%, 1/13/12	193,119
10,000	JPMorgan Chase & Co., 4.75%, 3/1/15	9,399
		995,095

DIVERSIFIED TELECOMMUNICATION SERVICES ― 2.0%
159,000	AT&T Corp., 7.30%, 11/15/11	165,302

Select Bond– Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

$ 224,000	AT&T Corp., 8.00%, 11/15/31	$ 282,200
45,000	British Telecommunications plc, 9.125%, 12/15/30	47,949
85,000	Deutsche Telekom International Finance BV, 5.75%, 3/23/16	81,483
105,000	Embarq Corp., 6.74%, 6/1/13	88,806
80,000	Embarq Corp., 7.08%, 6/1/16	61,682
15,000	Embarq Corp., 8.00%, 6/1/36	10,146
125,000	France Telecom SA, 8.50%, 3/1/31	157,375
210,000	Sprint Capital Corp., 8.375%, 3/15/12	168,110
62,000	Sprint Capital Corp., 8.75%, 3/15/32	41,929
146,000	Telecom Italia Capital SA, 4.00%, 1/15/10	134,352
175,000	Telecom Italia Capital SA, 6.20%, 7/18/11	155,400
175,000	Verizon Communications, Inc., 6.10%, 4/15/18	174,674
175,000	Verizon Communications, Inc., 5.85%, 9/15/35	174,701
40,000	Verizon Communications, Inc., 8.95%, 3/1/39	51,827
		1,795,936

ELECTRIC UTILITIES ― 4.7%
45,000	Bruce Mansfield Plant Units 1 & 2 , 6.85%, 6/1/34	36,042
60,000	Carolina Power & Light Co., 6.50%, 7/15/12	59,127
35,000	Carolina Power & Light Co., 5.15%, 4/1/15	35,136
15,000	Connecticut Light & Power Co., 5.65%, 5/1/18	14,972
148,000	Duquesne Light Holdings, Inc., 5.50%, 8/15/15	124,392
153,000	Entergy Mississippi, Inc., 6.25%, 4/1/34	129,914
45,000	Exelon Generation Co. LLC, 6.20%, 10/1/17	38,763
20,000	Florida Power & Light Co., 5.625%, 4/1/34	21,296
469,000	Florida Power Corp., 4.50%, 6/1/10	464,661
339,000	Indiana Michigan Power Co., 5.05%, 11/15/14	305,753
129,802	Kiowa Power Partners LLC, 4.81%, 12/30/13(1)	121,498
123,000	Kiowa Power Partners LLC, 5.74%, 3/30/21(1)	94,331
30,000	Midamerican Energy Holdings Co., 5.95%, 5/15/37	27,291
80,000	Monongahela Power Co., 5.70%, 3/15/17(1)	67,275
292,000	Nevada Power Co., 5.875%, 1/15/15	280,975
10,000	Nevada Power Co., 5.95%, 3/15/16	9,599
25,000	Northern States Power, 5.25%, 10/1/18	24,951
160,000	Oncor Electric Delivery Co., 6.375%, 1/15/15	153,446
30,000	Oncor Electric Delivery Co., 7.00%, 9/1/22	28,092
371,000	PacifiCorp, 5.45%, 9/15/13	379,869
75,000	PacifiCorp, 5.75%, 4/1/37	74,351
15,000	Potomac Electric Power Co., 6.50%, 11/15/37	14,689
373,000	PPL Electric Utilities Corp., 4.30%, 6/1/13	350,521
30,000	PPL Energy Supply LLC, 6.50%, 5/1/18	24,390
40,000	PPL Energy Supply LLC, 6.00%, 12/15/36	25,922
224,000	Public Service Electric & Gas Co., 5.00%, 1/1/13	218,694
145,000	Public Service Electric & Gas Co., 5.70%, 12/1/36	134,306
45,000	Sierra Pacific Power Co., 6.75%, 7/1/37	40,379
25,000	South Carolina Electric & Gas Co., 6.05%, 1/15/38	26,190
155,000	Southern California Edison Co., 5.00%, 1/15/16	157,058
15,000	Southern California Edison Co., 5.55%, 1/15/37	15,857
200,000	Tampa Electric Co., 6.10%, 5/15/18	182,328
65,000	Tampa Electric Co., 6.55%, 5/15/36	55,781
25,000	Tampa Electric Co., 6.15%, 5/15/37	20,404
115,000	Toledo Edison Co. (The), 6.15%, 5/15/37	92,756
15,000	Union Electric Co., 6.40%, 6/15/17	13,696

Select Bond– Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

$ 15,000	Union Electric Co., 6.70%, 2/1/19	$ 13,692
335,000	Virginia Electric and Power Co., 5.25%, 12/15/15	325,977
		4,204,374

ENERGY EQUIPMENT & SERVICES ― 0.4%
268,000	Consolidated Natural Gas Co., 5.00%, 12/1/14	246,375
65,000	Pride International, Inc., 7.375%, 7/15/14	60,775
10,000	Southern Natural Gas Co., 5.90%, 4/1/17(1)	7,975
		315,125

FOOD & STAPLES RETAILING ― 0.3%
113,000	CVS Caremark Corp., 4.875%, 9/15/14	104,346
40,000	CVS Caremark Corp., 6.125%, 8/15/16	38,811
20,000	Delhaize Group, 6.50%, 6/15/17	18,189
20,000	Kroger Co. (The), 7.00%, 5/1/18	20,952
40,000	Kroger Co. (The), 6.15%, 1/15/20	39,543
60,000	Kroger Co. (The), 7.50%, 4/1/31	66,806
		288,647

FOOD PRODUCTS ― 1.0%
85,000	General Mills, Inc., 5.70%, 2/15/17	85,570
115,000	H.J. Heinz Co., 5.35%, 7/15/13	114,202
473,000	Kellogg Co., 6.60%, 4/1/11	495,298
68,000	Kraft Foods, Inc., 6.25%, 6/1/12	70,382
40,000	Kraft Foods, Inc., 6.50%, 8/11/17	40,271
35,000	Kraft Foods, Inc., 6.875%, 1/26/39	35,174
85,000	Smithfield Foods, Inc., 7.75%, 5/15/13	55,038
		895,935

HOTELS, RESTAURANTS & LEISURE ― 0.4%
10,000	Darden Restaurants, Inc., 6.20%, 10/15/17	7,433
60,000	Darden Restaurants, Inc., 6.80%, 10/15/37	38,824
40,000	Harrah's Operating Co., Inc., 5.75%, 10/1/17	6,400
170,000	Royal Caribbean Cruises Ltd., 7.00%, 6/15/13	97,750
215,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	163,400
75,000	Yum! Brands, Inc., 6.875%, 11/15/37	59,595
		373,402

HOUSEHOLD DURABLES ― 0.2%
45,000	Centex Corp., 7.875%, 2/1/11	40,050
15,000	D.R. Horton, Inc., 7.875%, 8/15/11	12,975
65,000	D.R. Horton, Inc., 5.375%, 6/15/12	48,262
78,000	Fortune Brands, Inc., 5.375%, 1/15/16	65,241
		166,528

HOUSEHOLD PRODUCTS ― 0.1%
55,000	Procter & Gamble Co. (The), 5.55%, 3/5/37	61,285

INSURANCE(4)
25,000	Progressive Corp. (The), VRN, 6.70%, 6/15/17(2)	12,305
15,000	Prudential Financial, Inc., 5.70%, 12/14/36	9,374
		21,679

IT SERVICES ― 0.3%
95,000	Fiserv, Inc., 6.125%, 11/20/12	89,331
95,000	Fiserv, Inc., 6.80%, 11/20/17	84,281
50,000	International Business Machines Corp., 8.00%, 10/15/38	66,786
		240,398

Select Bond– Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

MACHINERY ― 0.1%
$ 160,000	Case Corp., 7.25%, 1/15/16	$ 112,000

MEDIA ― 1.2%
55,000	CBS Corp., 6.625%, 5/15/11	48,765
145,000	Comcast Corp., 5.90%, 3/15/16	138,647
15,000	Comcast Corp., 6.50%, 11/15/35	14,976
75,000	Comcast Corp., 6.40%, 5/15/38	75,071
15,000	Historic TW, Inc., 6.875%, 6/15/18	13,416
50,000	Historic TW, Inc., 6.625%, 5/15/29	44,456
60,000	News America, Inc., 6.15%, 3/1/37	56,161
20,000	Rogers Cable, Inc., 6.25%, 6/15/13	19,162
345,000	Rogers Cable, Inc., 5.50%, 3/15/14	318,632
125,000	TCI Communications, Inc., 8.75%, 8/1/15	133,224
20,000	Time Warner Cable, Inc., 6.75%, 7/1/18	19,289
40,000	Time Warner Cable, Inc., 8.75%, 2/14/19	43,567
105,000	Time Warner Entertainment Co. LP, 8.375%, 3/15/23	105,960
90,000	Viacom, Inc., 5.75%, 4/30/11	81,780
15,000	Viacom, Inc., 6.125%, 10/5/17	12,452
		1,125,558

METALS & MINING ― 0.2%
25,000	Alcoa, Inc., 6.75%, 7/15/18	20,487
95,000	Alcoa, Inc., 5.72%, 2/23/19	71,468
30,000	Alcoa, Inc., 5.90%, 2/1/27	19,779
30,000	Barrick North America Finance LLC, 6.80%, 9/15/18	26,870
45,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	36,951
45,000	Rio Tinto Finance USA Ltd., 6.50%, 7/15/18	33,046
		208,601

MULTI-UTILITIES ― 2.4%
25,000	CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	23,815
30,000	CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	27,660
10,000	CenterPoint Energy Resources Corp., 6.125%, 11/1/17	8,422
35,000	Centerpoint Energy, Inc., 6.50%, 5/1/18	28,642
110,000	CMS Energy Corp., 6.875%, 12/15/15	94,361
25,000	Consolidated Edison Co. of New York, Inc., 5.375%, 12/15/15	24,574
55,000	Consolidated Edison Co. of New York, Inc., 5.50%, 9/15/16	54,570
834,000	Consumers Energy Co., 4.80%, 2/17/09	832,294
10,000	Dominion Resources, Inc., 6.40%, 6/15/18	9,809
634,000	DTE Energy Co., 7.05%, 6/1/11	627,468
30,000	Entergy Louisiana LLC, 6.50%, 9/1/18	28,516
80,000	NiSource Finance Corp., 5.40%, 7/15/14	54,801
22,000	NiSource Finance Corp., 5.25%, 9/15/17	13,356
15,000	NiSource Finance Corp., 6.40%, 3/15/18	9,375
45,000	Pacific Gas & Electric Co., 6.05%, 3/1/34	47,951
20,000	Pacific Gas & Electric Co., 5.80%, 3/1/37	20,817
115,000	Public Service Co. of Colorado, 5.50%, 4/1/14	109,341
50,000	Puget Sound Energy, Inc., 6.27%, 3/15/37	44,647
20,000	San Diego Gas & Electric Co., 5.30%, 11/15/15	20,548
15,000	San Diego Gas & Electric Co., 6.125%, 9/15/37	16,548
25,000	SCANA Corp., 6.25%, 4/1/20	23,142
85,000	Xcel Energy, Inc., 6.50%, 7/1/36	78,278
2,198,935

Select Bond– Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

MULTILINE RETAIL ― 0.6%
$ 63,000	J.C. Penney Corp., Inc., 6.875%, 10/15/15	$ 50,236
30,000	J.C. Penney Corp., Inc., 7.95%, 4/1/17	22,910
10,000	J.C. Penney Corp., Inc., 5.75%, 2/15/18	6,649
20,000	J.C. Penney Corp., Inc., 6.375%, 10/15/36	12,134
30,000	Kohl's Corp., 6.25%, 12/15/17	24,063
20,000	Kohl's Corp., 6.875%, 12/15/37	14,253
302,000	Macys Retail Holdings, Inc., 6.30%, 4/1/09	294,538
65,000	Macys Retail Holdings, Inc., 7.875%, 7/15/15	46,871
5,000	Macys Retail Holdings, Inc., 6.65%, 7/15/24	2,750
15,000	Macys Retail Holdings, Inc., 7.00%, 2/15/28	8,241
25,000	Nordstrom, Inc., 7.00%, 1/15/38	14,879
50,000	Target Corp., 5.375%, 5/1/17	45,559
20,000	Target Corp., 6.50%, 10/15/37	17,224
		560,307

OIL, GAS & CONSUMABLE FUELS ― 2.1%
95,000	Anadarko Finance Co., 7.50%, 5/1/31	84,218
10,000	Apache Corp., 6.90%, 9/15/18	10,848
30,000	Apache Corp., 6.00%, 1/15/37	29,187
35,000	Canadian Natural Resources Ltd., 5.70%, 5/15/17	30,573
30,000	Canadian Natural Resources Ltd., 6.45%, 6/30/33	24,326
5,000	Canadian Natural Resources Ltd., 5.85%, 2/1/35	3,717
115,000	Canadian Natural Resources Ltd., 6.25%, 3/15/38	90,651
25,000	Devon Energy Corp., 7.95%, 4/15/32	27,689
40,000	El Paso Corp., 7.00%, 6/15/17	31,504
5,000	EnCana Corp., 6.625%, 8/15/37	4,038
30,000	EnCana Corp., 6.50%, 2/1/38	24,208
105,000	EnCana Holdings Finance Corp., 5.80%, 5/1/14	98,475
35,000	Hess Corp., 7.125%, 3/15/33	31,213
105,000	Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	87,380
20,000	Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	15,312
300,000	Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11	269,250
10,000	Marathon Oil Corp., 6.60%, 10/1/37	7,581
208,000	Nexen, Inc., 5.875%, 3/10/35	157,048
10,000	Nexen, Inc., 6.40%, 5/15/37	7,847
20,000	Pemex Project Funding Master Trust, 6.625%, 6/15/35(1)	17,030
100,000	Petro-Canada, 5.95%, 5/15/35	68,966
210,000	Pioneer Natural Resources Co., 6.875%, 5/1/18	147,924
25,000	Rockies Express Pipeline LLC, 6.85%, 7/15/18(1)	23,115
35,000	Suncor Energy, Inc., 6.50%, 6/15/38	26,540
30,000	Suncor Energy, Inc., 6.85%, 6/1/39	23,933
75,000	Sunoco, Inc., 5.75%, 1/15/17	62,426
107,000	Talisman Energy, Inc., 5.85%, 2/1/37	74,634
220,000	Tesoro Corp., 6.25%, 11/1/12	152,900
200,000	Tesoro Corp., 6.50%, 6/1/17	110,750
15,000	TransCanada PipeLines Ltd., 5.85%, 3/15/36	12,798
5,000	TransCanada PipeLines Ltd., 6.20%, 10/15/37	4,357
105,000	Valero Energy Corp., 6.625%, 6/15/37	77,430
30,000	XTO Energy, Inc., 5.30%, 6/30/15	27,365
35,000	XTO Energy, Inc., 6.50%, 12/15/18	33,942
15,000	XTO Energy, Inc., 6.75%, 8/1/37	14,091
		1,913,266

Select Bond– Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

PAPER & FOREST PRODUCTS ― 0.1%
$ 35,000	International Paper Co., 7.95%, 6/15/18	$ 27,705
20,000	Weyerhaeuser Co., 6.875%, 12/15/33	13,312
		41,017

PHARMACEUTICALS ― 0.5%
5,000	Bristol-Myers Squibb Co., 5.875%, 11/15/36	5,336
40,000	Bristol-Myers Squibb Co., 6.125%, 5/1/38	44,083
60,000	Eli Lilly & Co., 5.55%, 3/15/37	62,204
45,000	GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18	47,351
65,000	GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	73,699
60,000	Johnson & Johnson, 5.95%, 8/15/37	73,528
90,000	Wyeth, 5.50%, 2/1/14	91,521
60,000	Wyeth, 5.95%, 4/1/37	66,856
		464,578

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 1.2%
50,000	AvalonBay Communities, Inc., 5.50%, 1/15/12	39,996
35,000	BRE Properties, Inc., 5.50%, 3/15/17	17,853
231,000	Developers Diversified Realty Corp., 5.375%, 10/15/12	96,943
80,000	Duke Realty LP, 5.95%, 2/15/17	40,021
35,000	HCP, Inc., 6.00%, 1/30/17	16,890
15,000	HCP, Inc., 6.70%, 1/30/18	7,202
202,000	iStar Financial, Inc., 5.15%, 3/1/12	63,665
20,000	iStar Financial, Inc., 8.625%, 6/1/13	6,204
241,000	ProLogis, 5.50%, 3/1/13	139,882
150,000	ProLogis, 5.75%, 4/1/16	74,899
440,000	Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13(1)	160,600
255,000	Simon Property Group LP, 5.375%, 6/1/11	215,623
85,000	Simon Property Group LP, 5.60%, 9/1/11	71,089
190,000	Simon Property Group LP, 6.10%, 5/1/16	121,573
		1,072,440

REAL ESTATE MANAGEMENT & DEVELOPMENT ― 0.1%
35,000	Colonial Realty LP, 6.05%, 9/1/16	20,422
91,000	ERP Operating LP, 5.25%, 9/15/14	60,866
40,000	ERP Operating LP, 5.75%, 6/15/17	27,652
		108,940

ROAD & RAIL ― 1.0%
50,000	Burlington Northern Santa Fe Corp., 6.20%, 8/15/36	46,251
60,000	Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	55,438
15,000	Canadian National Railway Co., 5.85%, 11/15/17	15,549
30,000	Canadian National Railway Co., 6.375%, 11/15/37	33,021
10,000	Canadian Pacific Railway Co., 5.95%, 5/15/37	7,071
30,000	CSX Corp., 5.60%, 5/1/17	26,695
671,000	Union Pacific Corp., 7.375%, 9/15/09	674,415
55,000	Union Pacific Corp., 5.65%, 5/1/17	52,849
25,000	Union Pacific Corp., 5.75%, 11/15/17	23,746
		935,035

SPECIALTY RETAIL ― 0.1%
165,000	Home Depot, Inc. (The), 5.875%, 12/16/36	129,763

THRIFTS & MORTGAGE FINANCE ― 0.7%
55,000	Countrywide Financial Corp., 5.80%, 6/7/12	53,647
20,000	Countrywide Home Loans, Inc., 4.125%, 9/15/09	19,769

Select Bond– Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

$ 90,000	Countrywide Home Loans, Inc., 4.00%, 3/22/11	$ 85,724
425,000	HSBC Finance Corp., 4.125%, 11/16/09	421,176
72,000	Residential Capital LLC, 9.625%, 5/15/15(1)	21,240
		601,556

TOBACCO ― 0.5%
55,000	Altria Group, Inc., 9.70%, 11/10/18	59,541
65,000	Altria Group, Inc., 9.95%, 11/10/38	70,952
65,000	Philip Morris International, Inc., 5.65%, 5/16/18	64,552
30,000	Philip Morris International, Inc., 6.375%, 5/16/38	31,308
190,000	Reynolds American, Inc., 7.625%, 6/1/16	158,445
20,000	Reynolds American, Inc., 6.75%, 6/15/17	15,900
20,000	Reynolds American, Inc., 7.25%, 6/15/37	13,498
		414,196

WIRELESS TELECOMMUNICATION SERVICES ― 0.7%
160,000	AT&T Mobility LLC, 7.125%, 12/15/31	168,638
65,000	Rogers Wireless, Inc., 6.375%, 3/1/14	61,855
20,000	Sprint Nextel Corp., 6.00%, 12/1/16	14,120
350,000	Vodafone Group plc, 5.50%, 6/15/11	349,025
		593,638
TOTAL CORPORATE BONDS
(Cost $30,340,986)		27,182,541
COLLATERALIZED MORTGAGE OBLIGATIONS(5) ― 11.2%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 7.9%
153,382	Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	73,731
175,145	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	85,805
226,033	Banc of America Funding Corp., Series 2007-1, Class TA1A , VRN, 0.53%, 1/26/09, resets monthly off the 1-month LIBOR plus 0.06% with no caps	107,723
306,659	Banc of America Funding Corp., Series 2007-4, Class TA1A SEQ, VRN, 0.56%, 1/26/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps	266,738
563,000	Banc of America Mortgage Securities, Inc., Series 2004 G, Class 2A6, VRN, 4.65%, 1/2/09	541,152
1,417,000	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, VRN, 4.15%, 1/2/09	1,417,000
69,679	Citigroup Mortgage Loan Trust, Inc., Series 2004 NCM2, Class 2CB1 SEQ, 5.50%, 8/25/34	61,052
102,457	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1 SEQ, 6.50%, 4/25/35	98,394
99,557	Countrywide Alternative Loan Trust, Series 2003 J1, Class 1A8, 5.25%, 10/25/33	79,745
114,929	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, VRN, 5.47%, 1/2/09	82,557
201,131	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 6A1, 5.50%, 8/25/20	177,423
225,083	Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	182,498
177,174	Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	141,863
363,809	First Horizon Alternative Mortgage Securities, Series 2004 FA1, Class 1A1 SEQ, 6.25%, 10/25/34	309,400
105,337	MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 1/25/24	101,779

Select Bond– Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

$ 299,986	Merrill Lynch Alternative Note Asset, Series 2007 A1, Class A2A, VRN, 0.54%, 1/26/09, resets monthly off the 1-month LIBOR plus 0.07% with no caps	$ 156,948
243,083	TBW Mortgage Backed Pass-Through Certificates, Series 2007-1, Class A1, VRN, 0.56%, 1/26/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps	214,334
712,680	Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, VRN, 0.64%, 1/26/09, resets monthly off the 1-month LIBOR plus 0.17% with a cap of 11.00%	709,989
254,315	Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, VRN, 0.59%, 1/26/09, resets monthly off the 1-month LIBOR plus 0.12% with no caps	211,121
188,911	Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, VRN, 0.58%, 1/26/09, resets monthly off the 1-month LIBOR plus 0.11% with no caps	156,285
300,248	Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, VRN, 0.60%, 1/26/09, resets monthly off the 1-month LIBOR plus 0.13% with no caps	250,766
122,400	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-6, Class 4A, VRN, 6.71%, 1/2/09	105,273
829,000	Wells Fargo Mortgage Backed Securities Trust, Series 2004 N, Class A6, VRN, 4.00%, 1/2/09	792,430
109,915	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	106,930
314,971	Wells Fargo Mortgage Backed Securities Trust, Series 2005-7, Class A1, 5.25%, 9/25/35	270,210
341,411	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	291,131
208,085	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2, Class 1A1, 5.00%, 3/25/36	160,886
		7,153,163

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 3.3%
200,000	FHLMC, Series 2439, Class LH, 6.00%, 4/15/32	206,362
225,893	FHLMC, Series 3065, Class TN, 4.50%, 10/15/33	230,640
1,254,000	FNMA, Alternative Credit Enhancement Structures, Series 2006 M1, Class C SEQ, VRN, 5.36%, 1/2/09	1,304,369
554,688	FNMA, Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	566,416
689,671	FNMA, Series 2002 W4, Class A4 SEQ, 6.25%, 5/25/42	706,680
		3,014,467
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $10,974,191)		10,167,630
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) ― 3.3%
PRIVATE SPONSOR COMMERCIAL MORTGAGE-BACKED SECURITIES ― 2.4%
5,787,032	Asset Securitization Corp. STRIPS-COUPON, Series 1997 D5, Class PS1, VRN, 1.55%, 1/11/09	162,622
969,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4 SEQ, VRN, 5.69%, 1/2/09	739,222
225,000	Banc of America Commercial Mortgage, Inc. STRIPS-COUPON, Series 2007-3, Class A4, VRN, 5.66%, 1/2/09	165,264
500,000	Citigroup Commercial Mortgage Trust STRIPS-COUPON, Series 2007 C6, Class A4, VRN, 5.70%, 1/2/09	378,451
233,599	Criimi Mae Commercial Mortgage Trust, Series 1998 C1, Class B, 7.00%, 6/2/33(1)	207,299
2,476,949	DLJ Commercial Mortgage Corp. STRIPS-COUPON, Series 1998 CF1, Class S, VRN, 0.91%, 1/2/09	56,660

Select Bond– Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

$ 2,327,767	DLJ Mortgage Acceptance Corp. STRIPS-COUPON, Series 1997 CF2, Class S, VRN, 0.68%, 1/2/09(1)	$ 46,125
67,669	Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 1.98%, 1/5/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps(1)	50,190
218,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4 SEQ, VRN, 5.75%, 1/2/09	155,457
89,143	RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.47%, 1/15/19(1)	52,065
191,523	Washington Mutual Commercial Mortgage Securities Trust, Series 2003 C1A, Class A SEQ, 3.83%, 1/25/35(1)	181,772
		2,195,127
U.S. GOVERNMENT AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES ― 0.9%
778,794	FHLMC, Series K001, Class A2, VRN, 5.65%, 1/2/09	813,143
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $3,554,470)		3,008,270
ASSET-BACKED SECURITIES(5) ― 3.1%
2,242,000	AEP Texas Central Transition Funding LLC, Series 2006 A, Class A5 SEQ, 5.31%, 6/14/19	2,008,826
313,000	CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4 SEQ, 5.17%, 8/1/19	316,393
200,000	Louisiana Public Facilities Auth. System Restoration Rev., Series 2008 A3, (Louisiana Utilities Restoration Corp.), 6.55%, 8/1/20	194,432
169,014	Massachusetts RRB Special Purpose Trust WMECO-1, Series 2001-1, Class A, 6.53%, 6/1/15	174,363
144,781	Mid-State Trust, Series 1997-6, Class A3 SEQ, 7.54%, 7/1/35	135,871
TOTAL ASSET-BACKED SECURITIES
(Cost $3,083,415)		2,829,885
U.S. GOVERNMENT AGENCY SECURITIES ― 1.4%

559,000	Housing Urban Development, Series 01-A, 6.08%, 8/1/13	615,174
745,000	TVA STRIPS-PRINCIPAL, 0.00%, 4/15/12(6)	656,108
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $1,228,719)		1,271,282
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) ― 0.9%

117,957	FHLMC, 4.00%, 10/1/20	119,280
305,701	FNMA, 5.32%, 4/1/14	317,834
253,000	FNMA, 5.38%, 1/1/17	261,188
122,092	FNMA, 4.00%, 6/1/19	124,131
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $793,332)		822,433
SOVEREIGN GOVERNMENTS & AGENCIES ― 0.8%
391,626	Overseas Private Investment Corp., 4.10%, 11/15/14	386,534
260,000	United Mexican States, 5.625%, 1/15/17	261,300
40,000	United Mexican States, 6.05%, 1/11/40	39,000
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $688,782)		686,834

Select Bond– Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

TEMPORARY CASH INVESTMENTS(7) ― 8.1%
$ 1,500,000	FHLB Discount Notes, 0.15%, 1/21/09	$ 1,500,020
1,400,000	FHLB Discount Notes, 0.11%, 2/6/09	1,400,021
1,800,000	FHLB Discount Notes, 0.17%, 2/11/09	1,800,031
300,000	FHLB Discount Notes, 0.18%, 3/9/09	299,975
1,300,000	FHLB Discount Notes, 0.15%, 3/11/09	1,299,889
1,000,000	FNMA Discount Notes, 0.20%, 3/30/09	999,891
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $7,298,409)		7,299,827

TOTAL INVESTMENT SECURITIES — 101.7%
(Cost $96,385,990)		91,992,185
OTHER ASSETS AND LIABILITIES — (1.7)%		(1,553,759)
TOTAL NET ASSETS — 100.0%		$90,438,426

Notes to Schedule of Investments
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2008.

(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at December 31, 2008 was $1,723,278, which represented 1.9% of total net assets.

(2)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call                 date is indicated, as applicable.

(3)	Security is in default.
(4)	Industry is less than 0.05% of total net assets.
(5)	Final maturity indicated, unless otherwise noted.
(6)
Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective December 31, 2008.

(7)	The rate indicated is the yield to maturity at purchase.
(8)	Non-income producing.

Select Bond– Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of December 31, 2008:

Valuation Inputs	Value of Investment Securities
Level 1 – Quoted Prices	-
Level 2 – Other Significant Observable Inputs	$ 91,992,185
Level 3 – Significant Unobservable Inputs	-
$ 91,992,185

3. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 96,395,106
Gross tax appreciation of investments	$ 1,059,601
Gross tax depreciation of investments	(5,462,522)
Net tax appreciation (depreciation) of investments	$ (4,402,921)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

American Century-Mason Street High-Yield Bond Fund

December 31, 2008

High-Yield Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

CORPORATE BONDS ― 86.6%

AEROSPACE & DEFENSE ― 2.4%
$ 361,000	BE Aerospace, Inc., 8.50%, 7/1/18	$ 325,802
382,000	Bombardier, Inc., 8.00%, 11/15/14(1)	338,070
360,000	DRS Technologies, Inc., 7.625%, 2/1/18	361,800
655,000	L-3 Communications Corp., 7.625%, 6/15/12	641,900
1,085,000	L-3 Communications Corp., 6.375%, 10/15/15	1,019,900
		2,687,472

AUTO COMPONENTS ― 0.7%
560,000	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	176,400
360,000	Cooper Tire & Rubber Co., 8.00%, 12/15/19	163,800
185,000	Lear Corp., 5.75%, 8/1/14	69,375
295,000	Lear Corp., 8.75%, 12/1/16	87,025
513,000	Visteon Corp., 8.25%, 8/1/10	161,595
574,000	Visteon Corp., 12.25%, 12/31/16(1)	140,630
		798,825

AUTOMOBILES ― 0.6%
1,475,000	Ford Motor Co., 7.45%, 7/16/31	420,375
385,000	General Motors Corp., 7.20%, 1/15/11	81,812
950,000	General Motors Corp., 8.375%, 7/15/33	171,000
		673,187

BEVERAGES ― 1.1%
230,000	Constellation Brands, Inc., 8.375%, 12/15/14	219,650
560,000	Constellation Brands, Inc., 7.25%, 9/1/16	532,000
450,000	Constellation Brands, Inc., 7.25%, 5/15/17	427,500
		1,179,150

CAPITAL MARKETS ― 0.9%
690,000	E*TRADE Financial Corp., 8.00%, 6/15/11	317,400
25,000	E*TRADE Financial Corp., 7.375%, 9/15/13	9,125
700,000	E*TRADE Financial Corp., 7.875%, 12/1/15	255,500
413,000	LaBranche & Co., Inc., 11.00%, 5/15/12	361,375
420,000	Nuveen Investments, Inc., 10.50%, 11/15/15(1)	95,025
		1,038,425

CHEMICALS ― 1.3%
305,000	Berry Plastics Holding Corp., 8.875%, 9/15/14	134,200
1,072,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	310,880
385,000	Huntsman International LLC, 7.375%, 1/1/15	204,050
432,000	Huntsman LLC, 11.50%, 7/15/12	347,760
535,000	Momentive Performance Materials, Inc., 9.75%, 12/1/14	230,050
270,000	Mosaic Co. (The), 7.625%, 12/1/16(1)	216,298
		1,443,238

COMMERCIAL BANKS ― 0.2%
290,000	Wachovia Corp., VRN, 7.98%, 3/15/18(2)	247,858

COMMERCIAL SERVICES & SUPPLIES ― 1.9%
290,000	Allied Waste North America, Inc., 6.125%, 2/15/14	262,730
689,000	Allied Waste North America, Inc., 7.25%, 3/15/15	641,547
455,000	Iron Mountain, Inc., 7.75%, 1/15/15	410,638
575,000	Iron Mountain, Inc., 8.00%, 6/15/20	464,312
495,000	WCA Waste Corp., 9.25%, 6/15/14	368,775
		2,148,002

High-Yield Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

CONSTRUCTION MATERIALS ― 0.9%
$ 1,300,000	FMG Finance Pty Ltd., 10.625%, 9/1/16(1)	$ 760,500
240,000	Texas Industries, Inc., 7.25%, 7/15/13(1)	186,600
		947,100

CONSUMER FINANCE ― 3.2%
430,000	Ford Motor Credit Co. LLC, 8.625%, 11/1/10	325,645
1,510,000	Ford Motor Credit Co. LLC, 9.875%, 8/10/11	1,114,533
270,000	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	176,093
285,000	GMAC LLC, 7.75%, 1/19/10	254,246
1,210,000	GMAC LLC, 7.25%, 3/2/11	1,028,783
1,160,000	GMAC LLC, 8.00%, 11/1/31	679,947
		3,579,247

CONTAINERS & PACKAGING ― 1.6%
380,000	Ball Corp., 6.625%, 3/15/18	341,050
252,000	Cascades, Inc., 7.25%, 2/15/13	129,780
263,000	Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 11/15/13	261,685
415,000	Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	415,000
547,000	Graphic Packaging International Corp., 9.50%, 8/15/13	380,165
375,000	Norampac Industries, Inc., 6.75%, 6/1/13	170,625
480,000	Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	81,600
		1,779,905

DIVERSIFIED CONSUMER SERVICES ― 1.3%
965,000	Education Management LLC/Education Management Finance Corp., 10.25%, 6/1/16	704,450
100,000	Service Corp. International, 7.375%, 10/1/14	85,500
445,000	Service Corp. International, 6.75%, 4/1/15	353,775
380,000	Service Corp. International, 6.75%, 4/1/16	290,700
		1,434,425

DIVERSIFIED FINANCIAL SERVICES ― 2.2%
575,000	Bank of America Corp., VRN, 8.125%, 5/15/18(2)	430,819
214,000	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.50%, 4/1/15	88,810
474,000	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	163,530
335,000	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 9.75%, 4/1/17	92,125
210,000	International Lease Finance Corp., 5.875%, 5/1/13	140,318
575,000	JPMorgan Chase & Co., VRN, 7.90%, 4/30/18(2)	479,565
504,000	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(1)	395,640
355,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15	230,750
715,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	389,675
		2,411,232

DIVERSIFIED TELECOMMUNICATION SERVICES ― 5.0%
1,060,000	Frontier Communications Corp., 9.25%, 5/15/11	1,012,300
1,085,000	Frontier Communications Corp., 9.00%, 8/15/31	688,975
380,000	Intelsat Jackson Holdings Ltd., 11.25%, 6/15/16	347,700
390,000	Intelsat Ltd., 7.625%, 4/15/12	263,250
471,000	Qwest Corp., 7.875%, 9/1/11	435,675
124,000	Qwest Corp., 7.50%, 10/1/14	103,540
385,000	Qwest Corp., 7.625%, 6/15/15	317,625
530,000	Qwest Corp., 6.50%, 6/1/17	394,850

High-Yield Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

$ 770,000	Sprint Capital Corp., 8.375%, 3/15/12	$ 616,402
565,000	Windstream Corp., 8.125%, 8/1/13	522,625
620,000	Windstream Corp., 8.625%, 8/1/16	551,800
360,000	Windstream Corp., 7.00%, 3/15/19	279,000
		5,533,742

ELECTRIC UTILITIES ― 3.7%
815,000	Edison Mission Energy, 7.00%, 5/15/17	713,125
949,000	Edison Mission Energy, 7.20%, 5/15/19	782,925
561,728	Elwood Energy LLC, 8.16%, 7/5/26	383,639
560,000	Energy Future Holdings Corp., 10.875%, 11/1/17(1)	400,400
202,000	NV Energy, Inc., 8.625%, 3/15/14	183,128
575,000	Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/1/15(1)	411,125
1,720,000	Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/1/15(1)	1,229,800
		4,104,142

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 0.5%
570,000	Flextronics International Ltd., 6.50%, 5/15/13	453,150
94,000	Flextronics International Ltd., 6.25%, 11/15/14	70,500
		523,650

ENERGY EQUIPMENT & SERVICES ― 1.9%
595,000	Basic Energy Services, Inc., 7.125%, 4/15/16	342,125
216,000	Cie Generale de Geophysique-Veritas, 7.50%, 5/15/15	135,000
360,000	Cie Generale de Geophysique-Veritas, 7.75%, 5/15/17	210,600
444,000	Complete Production Services, Inc., 8.00%, 12/15/16	281,940
555,000	Helix Energy Solutions Group, Inc., 9.50%, 1/15/16(1)	296,925
560,000	Key Energy Services, Inc., 8.375%, 12/1/14	372,400
665,000	SESI LLC, 6.875%, 6/1/14	515,375
		2,154,365

FOOD & STAPLES RETAILING ― 1.3%
305,000	Albertson's, Inc., 7.25%, 5/1/13	259,250
180,000	Rite Aid Corp., 8.625%, 3/1/15	63,000
275,000	Rite Aid Corp., 9.375%, 12/15/15	97,625
240,000	Rite Aid Corp., 10.375%, 7/15/16	177,600
540,000	Rite Aid Corp., 7.50%, 3/1/17	353,700
612,000	SUPERVALU, INC., 7.50%, 11/15/14	504,900
		1,456,075

FOOD PRODUCTS ― 0.7%
453,000	Pilgrim's Pride Corp., 7.625%, 5/1/15(3)	124,575
626,000	Smithfield Foods, Inc., 7.75%, 5/15/13	405,335
385,000	Smithfield Foods, Inc., 7.75%, 7/1/17	221,375
		751,285

HEALTH CARE EQUIPMENT & SUPPLIES ― 1.5%
1,140,000	Biomet, Inc., 10.375%, 10/15/17	906,300
521,000	Catalent Pharma Solutions, Inc., 9.50%, 4/15/15	200,585
640,000	FMC Finance III SA, 6.875%, 7/15/17	601,600
		1,708,485

HEALTH CARE PROVIDERS & SERVICES ― 5.3%
1,310,000	Community Health Systems, Inc., 8.875%, 7/15/15	1,211,750
570,000	DaVita, Inc., 7.25%, 3/15/15	544,350
255,000	Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	243,525
480,000	HCA, Inc., 6.75%, 7/15/13	304,800
429,000	HCA, Inc., 9.125%, 11/15/14	398,970

High-Yield Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

$ 1,634,000	HCA, Inc., 9.25%, 11/15/16	$ 1,503,280
644,000	HCA, Inc., 9.625%, 11/15/16	503,930
570,000	Health Management Associates, Inc., 6.125%, 4/15/16	356,250
485,000	Tenet Healthcare Corp., 7.375%, 2/1/13	347,987
570,000	Tenet Healthcare Corp., 9.875%, 7/1/14	461,700
		5,876,542

HOTELS, RESTAURANTS & LEISURE ― 6.1%
375,000	Caesars Entertainment, Inc., 7.875%, 3/15/10	249,375
980,000	Caesars Entertainment, Inc., 8.125%, 5/15/11	485,100
385,000	Harrah’s Operating Co., Inc., 5.50%, 7/1/10	246,400
1,365,000	Harrah’s Operating Co., Inc., 10.75%, 2/1/16(1)	395,850
640,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.125%, 2/15/13	444,800
940,000	Las Vegas Sands Corp., 6.375%, 2/15/15	549,900
370,000	Mandalay Resort Group, 9.375%, 2/15/10	271,950
700,000	Mashantucket Western Pequot Tribe, 8.50%, 11/15/15(1)	278,250
575,000	MGM Mirage, 8.375%, 2/1/11	345,000
930,000	MGM Mirage, 6.75%, 9/1/12	655,650
915,000	MGM Mirage, 7.50%, 6/1/16	584,456
190,000	Mohegan Tribal Gaming Authority, 8.00%, 4/1/12	116,850
555,000	Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	283,050
500,000	Royal Caribbean Cruises Ltd., 7.00%, 6/15/13	287,500
290,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, VRN, 4.50%, 3/16/09, resets quarterly off the 3-month T-Bill plus 2.50% with no caps(1)	148,625
750,000	Station Casinos, Inc., 6.00%, 4/1/12	153,750
310,000	Station Casinos, Inc., 6.875%, 3/1/16	19,375
365,000	Station Casinos, Inc., 6.625%, 3/15/18	22,813
418,000	Universal City Development Partners, 11.75%, 4/1/10	270,655
256,000	Universal City Florida Holding Co. I/II, 8.375%, 5/1/10	117,760
718,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	545,680
485,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	368,600
		6,841,389

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 5.6%
770,000	AES Corp. (The), 7.75%, 10/15/15	650,650
420,000	AES Corp. (The), 8.00%, 10/15/17	346,500
385,000	AES Corp. (The), 8.00%, 6/1/20(1)	300,300
660,000	Dynegy Holdings, Inc., 7.50%, 6/1/15	465,300
815,000	Dynegy Holdings, Inc., 8.375%, 5/1/16	582,725
415,000	Dynegy Holdings, Inc., 7.75%, 6/1/19	288,425
870,000	Indiantown Cogeneration LP, 9.77%, 12/15/20	690,281
1,155,000	Mirant Americas Generation LLC, 8.50%, 10/1/21	883,575
480,000	NRG Energy, Inc., 7.25%, 2/1/14	450,000
375,000	NRG Energy, Inc., 7.375%, 2/1/16	349,688
418,000	NRG Energy, Inc., 7.375%, 1/15/17	385,605
955,000	Reliant Energy, Inc., 7.625%, 6/15/14	797,425
		6,190,474

INDUSTRIAL CONGLOMERATES ― 0.8%
1,375,000	Stena AB, 7.50%, 11/1/13	916,094

INSURANCE ― 0.6%
398,000	Crum & Forster Holdings Corp., 7.75%, 5/1/17	282,580
420,000	UnumProvident Finance Co. plc, 6.85%, 11/15/15(1)	343,888
626,468

High-Yield Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

INTERNET & CATALOG RETAIL ― 0.2%
$ 360,000	Expedia, Inc., 8.50%, 7/1/16(1)	$ 270,000

IT SERVICES ― 1.2%
655,000	First Data Corp., 9.875%, 9/24/15(1)	399,550
475,000	Sabre Holdings Corp., 8.35%, 3/15/16	108,063
410,000	SunGard Data Systems, Inc., 10.625%, 5/15/15(1)	352,600
360,000	SunGard Data Systems, Inc., 9.125%, 8/15/13	313,200
415,000	Unisys Corp., 8.00%, 10/15/12	118,275
		1,291,688

LEISURE EQUIPMENT & PRODUCTS ― 0.5%
495,000	Da-Lite Screen Co., Inc., 9.50%, 5/15/11	438,075
495,000	Travelport LLC, 11.875%, 9/1/16	141,075
		579,150

MACHINERY ― 1.5%
170,000	American Railcar Industries, Inc., 7.50%, 3/1/14	113,050
555,000	Case New Holland, Inc., 7.125%, 3/1/14	396,825
554,000	RSC Equipment Rental, Inc., 9.50%, 12/1/14	307,470
415,000	SPX Corp., 7.625%, 12/15/14(1)	361,569
560,000	Terex Corp., 8.00%, 11/15/17	478,800
		1,657,714

MEDIA ― 7.7%
382,000	AMC Entertainment Inc., 11.00%, 2/1/16	268,833
465,000	Charter Communications Holdings, LLC/CCH I Capital Corp., 11.75%, 5/15/14(4)	26,156
1,320,000	Charter Communications Holdings, LLC/CCH I Capital Corp., 11.00%, 10/1/15	211,200
565,000	Charter Communications Holdings, LLC/CCH II Capital Corp., 10.25%, 9/15/10	251,425
810,000	CSC Holdings, Inc., 7.625%, 4/1/11	767,475
1,106,000	CSC Holdings, Inc., 7.875%, 2/15/18	873,740
670,000	Dex Media, Inc., 8.00%, 11/15/13	127,300
1,040,000	DIRECTV Holdings LLC/DIRECTV Financing Co., 7.625%, 5/15/16	1,014,000
740,000	EchoStar DBS Corp., 7.00%, 10/1/13	645,650
715,000	EchoStar DBS Corp., 7.75%, 5/31/15	611,325
645,000	EchoStar DBS Corp., 7.125%, 2/1/16	541,800
685,000	Kabel Deutschland GmbH, 10.625%, 7/1/14	613,075
780,000	Lamar Media Corp., 6.625%, 8/15/15	567,450
140,000	Lamar Media Corp., 6.625%, 8/15/15	101,850
330,000	LIN Television Corp., 6.50%, 5/15/13	159,225
70,000	LIN Television Corp., 6.50%, 5/15/13	33,075
540,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	354,375
265,000	Mediacom LLC/Mediacom Capital Corp., 7.875%, 2/15/11	208,356
560,000	Quebecor Media, Inc., 7.75%, 3/15/16	380,800
255,000	R.H. Donnelley Corp., 6.875%, 1/15/13	35,700
265,000	R.H. Donnelley Corp., 6.875%, 1/15/13	37,100
190,000	RH Donnelley Corp., 8.875%, 10/15/17	29,450
595,000	Univision Communications, Inc., 9.75%, 3/15/15(1)	77,350
425,000	Videotron Ltee, 6.875%, 1/15/14	378,250
235,000	Videotron Ltee, 6.375%, 12/15/15	185,650
95,000	Videotron Ltee, 9.125%, 4/15/18(1)	88,825
		8,589,435

METALS & MINING ― 1.9%
715,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	608,451

High-Yield Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

$ 1,110,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	$ 911,461
1,084,000	Novelis, Inc., 7.25%, 2/15/15	634,140
		2,154,052

MULTI-UTILITIES ― 0.4%
41,000	Aquila, Inc., 7.95%, 2/1/11	40,177
385,000	Aquila, Inc., 11.875%, 7/1/12	389,122
		429,299

MULTILINE RETAIL ― 0.1%
380,000	Neiman Marcus Group, Inc. (The), 10.375%, 10/15/15	165,300

OIL, GAS & CONSUMABLE FUELS ― 11.7%
605,000	Chaparral Energy, Inc., 8.875%, 2/1/17	124,025
330,000	Chesapeake Energy Corp., 7.625%, 7/15/13	285,450
235,000	Chesapeake Energy Corp., 7.50%, 9/15/13	203,275
383,000	Chesapeake Energy Corp., 6.375%, 6/15/15	304,485
862,000	Chesapeake Energy Corp., 6.625%, 1/15/16	685,290
630,000	Chesapeake Energy Corp., 7.25%, 12/15/18	494,550
520,000	Cimarex Energy Co., 7.125%, 5/1/17	408,200
375,000	Connacher Oil and Gas Ltd., 10.25%, 12/15/15(1)	151,875
430,000	Denbury Resources, Inc., 7.50%, 12/15/15	307,450
580,000	El Paso Corp., 7.00%, 6/15/17	456,811
600,000	El Paso Corp., 7.25%, 6/1/18	479,203
560,000	El Paso Corp., 7.75%, 1/15/32	366,308
330,000	Forest Oil Corp., 7.25%, 6/15/19	242,550
230,000	Forest Oil Corp., 7.25%, 6/15/19(1)	169,050
570,000	Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11	511,575
365,000	Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	273,750
360,000	Linn Energy LLC, 9.875%, 7/1/18(1)	212,400
465,000	Mariner Energy, Inc., 8.00%, 5/15/17	244,125
110,000	Newfield Exploration Co., 6.625%, 9/1/14	90,750
525,000	Newfield Exploration Co., 6.625%, 4/15/16	420,000
290,000	Newfield Exploration Co., 7.125%, 5/15/18	230,550
875,000	OPTI Canada, Inc., 8.25%, 12/15/14	476,875
135,000	Peabody Energy Corp., 7.375%, 11/1/16	127,575
560,000	Peabody Energy Corp., 7.875%, 11/1/26	464,800
871,000	PetroHawk Energy Corp., 9.125%, 7/15/13	709,865
480,000	PetroHawk Energy Corp., 7.875%, 6/1/15(1)	357,600
327,000	Petroplus Finance Ltd., 6.75%, 5/1/14(1)	209,280
272,000	Petroplus Finance Ltd., 7.00%, 5/1/17(1)	167,280
455,000	Plains Exploration & Production Co., 7.75%, 6/15/15	345,800
360,000	Plains Exploration & Production Co., 7.00%, 3/15/17	248,400
240,000	Plains Exploration & Production Co., 7.625%, 6/1/18	165,600
594,000	Range Resources Corp., 6.375%, 3/15/15	484,110
130,000	Range Resources Corp., 7.50%, 5/15/16	113,425
75,000	Range Resources Corp., 7.25%, 5/1/18	63,000
240,000	SandRidge Energy, Inc., 8.00%, 6/1/18(1)	134,400
160,000	Sonat, Inc., 7.625%, 7/15/11	146,678
420,000	Southwestern Energy Co., 7.50%, 2/1/18(1)	369,600
290,000	Targa Resources Partners LP, 8.25%, 7/1/16(1)	181,250
235,000	Tesoro Corp., 6.25%, 11/1/12	163,325
1,230,000	Tesoro Corp., 6.625%, 11/1/15	719,550
530,000	W&T Offshore, Inc., 8.25%, 6/15/14(1)	288,850

High-Yield Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

$ 668,000	Whiting Petroleum Corp., 7.25%, 5/1/13	$ 477,620
		13,076,555

PAPER & FOREST PRODUCTS ― 1.0%
284,000	Georgia-Pacific Corp., 7.125%, 1/15/17(1)	239,980
879,000	Georgia-Pacific LLC, 7.00%, 1/15/15(1)	751,545
385,000	NewPage Corp., 10.00%, 5/1/12	171,325
		1,162,850

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 2.6%
612,000	FelCor Lodging LP, 8.50%, 6/1/11	455,940
1,515,000	Host Hotels & Resorts LP, 7.125%, 11/1/13	1,227,150
665,000	Rouse Co. LP (The), 7.20%, 9/15/12	229,425
384,000	Senior Housing Properties Trust, 8.625%, 1/15/12	332,160
400,000	Ventas Realty LP/Ventas Capital Corp., 9.00%, 5/1/12	358,000
420,000	Ventas Realty LP/Ventas Capital Corp., 6.50%, 6/1/16	309,750
		2,912,425

ROAD & RAIL ― 0.3%
450,000	Hertz Corp. (The), 8.875%, 1/1/14	279,000

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.2%
490,000	Freescale Semiconductor, Inc., 8.875%, 12/15/14	218,050
735,000	Freescale Semiconductor, Inc., 9.125%, 12/15/14	172,725
390,000	Intelsat Corp., 9.25%, 8/15/14(1)	364,650
350,000	STATS ChipPAC Ltd., 7.50%, 7/19/10	288,750
342,000	STATS ChipPAC Ltd., 6.75%, 11/15/11	254,790
		1,298,965

SPECIALTY RETAIL ― 0.8%
560,000	GSC Holdings Corp., 8.00%, 10/1/12	523,600
370,000	Warnaco, Inc., 8.875%, 6/15/13	337,625
		861,225

TEXTILES, APPAREL & LUXURY GOODS ― 1.3%
520,000	Invista, 9.25%, 5/1/12(1)	366,600
605,000	Levi Strauss & Co., 8.875%, 4/1/16	414,425
922,000	Oxford Industries, Inc., 8.875%, 6/1/11	700,720
		1,481,745

TRADING COMPANIES & DISTRIBUTORS ― 0.1%
193,000	United Rentals North America, Inc., 6.50%, 2/15/12	153,435

TRANSPORTATION INFRASTRUCTURE ― 0.7%
83,000	Kansas City Southern de Mexico SA de CV, 9.375%, 5/1/12	76,360
257,000	Kansas City Southern de Mexico SA de CV, 7.625%, 12/1/13	212,025
585,000	Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14	481,572
		769,957

WIRELESS TELECOMMUNICATION SERVICES ― 2.1%
560,000	Alltel Communications, Inc., 10.375%, 12/1/17(1)	630,000
420,000	American Tower Corp., 7.00%, 10/15/17(1)	375,900
240,000	Cricket Communications, Inc., 10.00%, 7/15/15(1)	220,800
570,000	Nortel Networks Ltd., 10.75%, 7/15/16(1)	153,900
542,000	Rogers Wireless, Inc., 8.00%, 12/15/12	521,675
575,000	Sprint Nextel Corp., 6.00%, 12/1/16	405,956
		2,308,231
TOTAL CORPORATE BONDS
(Cost $134,343,791)		96,491,803

High-Yield Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

TEMPORARY CASH INVESTMENTS(5) ― 11.7%
$ 6,200,000	FHLB Discount Notes, 0.11%, 2/6/09	$ 6,200,093
1,500,000	FHLB Discount Notes, 0.17%, 2/11/09	1,500,026
3,400,000	FHLB Discount Notes, 0.18%, 3/9/09	3,399,721
1,900,000	FHLB Discount Notes, 0.15%, 3/11/09	1,899,838
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $12,997,342)		12,999,678

TOTAL INVESTMENT SECURITIES — 98.3%
(Cost $147,341,133)		109,491,481
OTHER ASSETS AND LIABILITIES — 1.7%		1,884,934
TOTAL NET ASSETS — 100.0%		$111,376,415

Notes to Schedule of Investments
FHLB	-	Federal Home Loan Bank
GMAC	-	General Motors Acceptance Corporation
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2008.

(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at December 31, 2008 was $12,832,780, which represented 11.5% of total net assets. None of these securities were considered illiquid.

(2)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

(3)	Security is in default.
(4)
Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective December 31, 2008.

(5)	The rate indicated is the yield to maturity at purchase.

High-Yield Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of December 31, 2008:

Valuation Inputs	Value of Investment Securities
Level 1 – Quoted Prices	-
Level 2 – Other Significant Observable Inputs	$ 109,491,481
Level 3 – Significant Unobservable Inputs	-
$ 109,491,481

3. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 147,681,365
Gross tax appreciation of investments	$ 483,627
Gross tax depreciation of investments	(38,673,511)
Net tax appreciation (depreciation) of investments	$ (38,189,884)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Diversified Bond Fund

December 31, 2008

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) ― 34.6%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 2.6%
$ 1,302,919	FHLMC, VRN, 6.00%, 12/1/11(2)	$ 1,339,592
751,788	FNMA, VRN, 6.48%, 4/1/11(2)	766,312
635,665	FNMA, VRN, 6.45%, 7/1/11(2)	651,515
521,093	FNMA, VRN, 6.42%, 8/1/11(2)	532,514
710,491	FNMA, VRN, 5.95%, 6/1/12(2)	730,674
		4,020,607
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 32.0%
50	FHLMC, 6.50%, 2/1/09(2)	51
712	FHLMC, 6.50%, 12/1/12(2)	739
14,846	FHLMC, 6.00%, 1/1/13(2)	15,396
2,459	FHLMC, 7.00%, 11/1/13(2)	2,564
4,922	FHLMC, 7.00%, 6/1/14(2)	5,146
9,662	FHLMC, 6.50%, 6/1/16(2)	10,036
15,930	FHLMC, 6.50%, 6/1/16(2)	16,553
1,880	FHLMC, 7.00%, 9/1/27(2)	1,979
3,213	FHLMC, 6.50%, 1/1/28(2)	3,369
490	FHLMC, 7.00%, 2/1/28(2)	515
18,834	FHLMC, 6.50%, 3/1/29(2)	19,726
12,122	FHLMC, 6.50%, 6/1/29(2)	12,688
1,857	FHLMC, 7.00%, 8/1/29(2)	1,954
3,095	FHLMC, 7.50%, 8/1/29(2)	3,265
317	FHLMC, 6.50%, 5/1/31(2)	332
9,642	FHLMC, 6.50%, 5/1/31(2)	10,074
332	FHLMC, 6.50%, 6/1/31(2)	347
457	FHLMC, 6.50%, 6/1/31(2)	477
1,088	FHLMC, 6.50%, 6/1/31(2)	1,136
5,533	FHLMC, 6.50%, 6/1/31(2)	5,781
237,103	FHLMC, 5.50%, 12/1/33(2)	243,337
4,440,340	FHLMC, 5.50%, 1/1/38(2)	4,550,844
3,936,444	FHLMC, 5.50%, 4/1/38(2)	4,034,186
725,108	FHLMC, 6.00%, 8/1/38(2)	747,799
113,938	FHLMC, 6.50%, 7/1/47(2)	116,258
14,316,354	FNMA, 6.00%, settlement date 1/13/09(3)	14,739,119
1,304,000	FNMA, 6.50%, settlement date 1/13/09(3)	1,354,327
143	FNMA, 6.00%, 2/1/09(2)	146
1,033	FNMA, 6.00%, 5/1/13(2)	1,075
1,640	FNMA, 6.00%, 5/1/13(2)	1,710
5,158	FNMA, 6.00%, 7/1/13(2)	5,378
8,866	FNMA, 6.00%, 12/1/13(2)	9,244
6,585	FNMA, 6.00%, 1/1/14(2)	6,866
11,179	FNMA, 6.00%, 2/1/14(2)	11,656
12,117	FNMA, 6.00%, 4/1/14(2)	12,634
47,108	FNMA, 5.50%, 12/1/16(2)	48,867
95,012	FNMA, 5.50%, 12/1/16(2)	98,559
10,916	FNMA, 6.50%, 1/1/26(2)	11,432
1,076	FNMA, 7.00%, 12/1/27(2)	1,140

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

$ 724	FNMA, 6.50%, 1/1/28(2)	$ 758
686	FNMA, 7.00%, 1/1/28(2)	726
3,075	FNMA, 7.50%, 4/1/28(2)	3,262
11,727	FNMA, 7.00%, 5/1/28(2)	12,410
511	FNMA, 7.00%, 6/1/28(2)	541
2,429	FNMA, 6.50%, 1/1/29(2)	2,543
6,974	FNMA, 6.50%, 4/1/29(2)	7,300
3,890	FNMA, 7.00%, 7/1/29(2)	4,116
4,560	FNMA, 7.00%, 7/1/29(2)	4,825
12,164	FNMA, 7.50%, 7/1/29(2)	12,888
8,856	FNMA, 7.50%, 8/1/30(2)	9,379
4,643	FNMA, 7.50%, 9/1/30(2)	4,921
27,741	FNMA, 7.00%, 9/1/31(2)	29,362
15,038	FNMA, 6.50%, 1/1/32(2)	15,740
131,584	FNMA, 7.00%, 6/1/32(2)	139,282
56,242	FNMA, 6.50%, 8/1/32(2)	58,869
349,968	FNMA, 5.50%, 6/1/33(2)	359,661
1,685,346	FNMA, 5.50%, 7/1/33(2)	1,732,028
279,986	FNMA, 5.50%, 8/1/33(2)	287,741
365,215	FNMA, 5.50%, 9/1/33(2)	375,331
2,729,839	FNMA, 5.00%, 11/1/33(2)	2,794,789
773,507	FNMA, 5.50%, 1/1/34(2)	795,649
2,103,110	FNMA, 5.50%, 12/1/34(2)	2,160,049
1,951,298	FNMA, 5.00%, 8/1/35(2)	1,995,285
1,959,122	FNMA, 4.50%, 9/1/35(2)	1,989,789
1,123,848	FNMA, 5.00%, 2/1/36(2)	1,149,183
1,163,396	FNMA, 5.50%, 7/1/36(2)	1,194,167
533,919	FNMA, 5.50%, 2/1/37(2)	548,041
1,727,519	FNMA, 6.50%, 8/1/37(2)	1,769,670
3,468,019	FNMA, 5.50%, 2/1/38(2)	3,559,203
73,542	FNMA, 6.50%, 6/1/47(2)	75,040
178,091	FNMA, 6.50%, 8/1/47(2)	181,718
239,210	FNMA, 6.50%, 8/1/47(2)	244,081
29,969	FNMA, 6.50%, 9/1/47(2)	30,580
208,487	FNMA, 6.50%, 9/1/47(2)	212,732
659,364	FNMA, 6.50%, 9/1/47(2)	672,791
293,977	FNMA, 6.50%, 9/1/47(2)	299,963
4,565	GNMA, 7.50%, 8/20/17(2)	4,812
5,776	GNMA, 7.00%, 11/15/22(2)	6,138
5,816	GNMA, 8.75%, 3/15/25(2)	6,212
1,326	GNMA, 7.00%, 4/20/26(2)	1,398
2,514	GNMA, 7.50%, 8/15/26(2)	2,667
1,292	GNMA, 8.00%, 8/15/26(2)	1,375
162	GNMA, 7.50%, 4/15/27(2)	172
2,801	GNMA, 7.50%, 5/15/27(2)	2,969
2,313	GNMA, 8.00%, 6/15/27(2)	2,470
262	GNMA, 7.50%, 11/15/27(2)	278
1,198	GNMA, 7.00%, 2/15/28(2)	1,269
1,862	GNMA, 7.50%, 2/15/28(2)	1,974
1,814	GNMA, 6.50%, 3/15/28(2)	1,907
328	GNMA, 7.00%, 4/15/28(2)	347
701	GNMA, 6.50%, 5/15/28(2)	737

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

$ 6,011	GNMA, 6.50%, 5/15/28(2)	$ 6,319
1,968	GNMA, 7.00%, 12/15/28(2)	2,084
203	GNMA, 8.00%, 12/15/29(2)	217
12,958	GNMA, 7.00%, 5/15/31(2)	13,715
		48,898,178
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $51,331,433)		52,918,785
CORPORATE BONDS ― 24.4%

AEROSPACE & DEFENSE ― 0.9%
160,000	Honeywell International, Inc., 5.30%, 3/15/17(2)	163,236
130,000	Honeywell International, Inc., 5.30%, 3/1/18(2)	132,875
269,000	Lockheed Martin Corp., 6.15%, 9/1/36(2)	292,664
260,000	United Technologies Corp., 6.125%, 2/1/19(2)	278,699
230,000	United Technologies Corp., 6.05%, 6/1/36(2)	242,758
220,000	United Technologies Corp., 6.125%, 7/15/38(2)	239,943
		1,350,175

AUTOMOBILES ― 0.3%
170,000	American Honda Finance Corp., 7.625%, 10/1/18(2)(4)	167,340
150,000	Daimler Finance N.A. LLC, 5.875%, 3/15/11(2)	130,864
170,000	Daimler Finance N.A. LLC, 6.50%, 11/15/13(2)(5)	132,731
		430,935

BEVERAGES ― 0.6%
320,000	Coca-Cola Co. (The), 5.35%, 11/15/17(2)	345,864
250,000	Diageo Capital plc, 5.75%, 10/23/17(2)	242,311
120,000	PepsiCo, Inc., 7.90%, 11/1/18(2)	147,340
240,000	SABMiller plc, 6.20%, 7/1/11(2)(4)	237,854
		973,369

CAPITAL MARKETS ― 1.6%
350,000	Bear Stearns Cos., Inc. (The), 6.40%, 10/2/17(2)	364,320
360,000	Credit Suisse (New York), 5.00%, 5/15/13(2)	346,809
270,000	Deutsche Bank AG (London), 4.875%, 5/20/13(2)	265,341
350,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(2)	321,518
140,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18(2)	134,767
292,000	Merrill Lynch & Co., Inc., 4.79%, 8/4/10(2)	283,997
200,000	Merrill Lynch & Co., Inc., 6.15%, 4/25/13(2)	198,363
200,000	Merrill Lynch & Co., Inc., 6.875%, 4/25/18(2)	209,565
200,000	Morgan Stanley, 6.00%, 4/28/15(2)	172,763
210,000	Morgan Stanley, 6.625%, 4/1/18(2)	184,535
		2,481,978

CHEMICALS ― 0.3%
190,000	Air Products & Chemicals, Inc., 4.15%, 2/1/13(2)	182,593
150,000	E.I. du Pont de Nemours & Co., 5.00%, 1/15/13(2)(5)	151,494
130,000	Rohm & Haas Co., 5.60%, 3/15/13(2)	125,637
		459,724

COMMERCIAL BANKS ― 1.1%
250,000	JPMorgan Chase Bank National Association, 5.875%, 6/13/16(2)	249,782
128,000	PNC Bank N.A., 4.875%, 9/21/17(2)	118,127
160,000	PNC Bank N.A., 6.00%, 12/7/17(2)	159,282
133,000	PNC Funding Corp., 5.125%, 12/14/10(2)	134,088

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

$ 100,000	SunTrust Bank, 7.25%, 3/15/18(2)	$ 105,292
139,000	Wachovia Bank N.A., 4.80%, 11/1/14(2)	129,624
218,000	Wachovia Bank N.A., 4.875%, 2/1/15(2)(5)	208,983
193,000	Wells Fargo & Co., 4.625%, 8/9/10(2)	193,961
190,000	Wells Fargo & Co., 4.375%, 1/31/13(2)	186,222
190,000	Wells Fargo Bank N.A., 6.45%, 2/1/11(2)(5)	197,038
		1,682,399

COMMERCIAL SERVICES & SUPPLIES ― 0.1%
130,000	Pitney Bowes, Inc., 5.75%, 9/15/17(2)	126,568

COMPUTERS & PERIPHERALS(6)
60,000	Hewlett-Packard Co., 6.125%, 3/1/14(2)	63,851

CONSUMER FINANCE ― 1.0%
99,000	American Express Centurion Bank, 4.375%, 7/30/09(2)	97,474
300,000	American Express Centurion Bank, 5.55%, 10/17/12(2)	285,221
127,000	General Electric Capital Corp., 6.125%, 2/21/11(2)(5)	131,510
140,000	General Electric Capital Corp., 4.80%, 5/1/13(2)(5)	137,877
250,000	General Electric Capital Corp., 5.625%, 9/15/17(2)	251,915
130,000	John Deere Capital Corp., 4.50%, 4/3/13(2)	124,561
250,000	John Deere Capital Corp., 4.90%, 9/9/13(2)	245,621
220,000	John Deere Capital Corp., 5.50%, 4/13/17(2)	210,241
		1,484,420

DIVERSIFIED FINANCIAL SERVICES ― 1.7%
194,000	Bank of America Corp., 4.375%, 12/1/10(2)	194,491
350,000	Bank of America Corp., 4.90%, 5/1/13(2)	347,010
320,000	Bank of America N.A., 5.30%, 3/15/17(2)(5)	304,343
200,000	Bank of America N.A., 6.00%, 10/15/36(2)	213,094
280,000	BP Capital Markets plc, 5.25%, 11/7/13(2)	292,614
350,000	Citigroup, Inc., 5.50%, 4/11/13(2)	341,108
149,000	Citigroup, Inc., 5.00%, 9/15/14(2)	131,215
340,000	Citigroup, Inc., 6.125%, 5/15/18(2)(5)	344,389
140,000	JPMorgan Chase & Co., 6.00%, 1/15/18(2)	148,031
240,000	Pricoa Global Funding I, 5.40%, 10/18/12(2)(4)	222,095
		2,538,390

DIVERSIFIED TELECOMMUNICATION SERVICES ― 2.2%
193,000	AT&T Corp., 7.30%, 11/15/11(2)	200,649
360,000	AT&T, Inc., 6.25%, 3/15/11(2)	368,285
270,000	AT&T, Inc., 6.70%, 11/15/13(2)	286,313
100,000	AT&T, Inc., 5.10%, 9/15/14(2)	98,419
195,000	AT&T, Inc., 6.80%, 5/15/36(2)(5)	221,215
70,000	AT&T, Inc., 6.40%, 5/15/38(2)	75,240
29,000	BellSouth Corp., 6.875%, 10/15/31(2)	30,237
190,000	Deutsche Telecom AG, 6.75%, 8/20/18	193,000
82,000	Embarq Corp., 7.08%, 6/1/16(2)	63,224
130,000	Koninklijke KPN NV, 8.375%, 10/1/30(2)(5)	147,224
60,000	Qwest Corp., 7.875%, 9/1/11(2)	55,500
120,000	Qwest Corp., 7.50%, 10/1/14(2)	100,200
227,000	Telecom Italia Capital SA, 4.00%, 1/15/10(2)	208,890
150,000	Telefonica Emisiones SAU, 5.98%, 6/20/11(2)	148,024
150,000	Telefonica Emisiones SAU, 7.05%, 6/20/36(2)	164,250
140,000	Verizon Communications, Inc., 5.55%, 2/15/16(2)	136,980
130,000	Verizon Communications, Inc., 5.50%, 2/15/18(2)	125,260

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

$ 420,000	Verizon Communications, Inc., 8.75%, 11/1/18(2)	$ 493,595
90,000	Verizon Communications, Inc., 6.25%, 4/1/37(2)	93,510
190,000	Verizon Communications, Inc., 6.40%, 2/15/38(2)	202,792
		3,412,807

ELECTRIC UTILITIES ― 1.4%
185,000	Carolina Power & Light Co., 5.15%, 4/1/15(2)	185,719
90,000	Carolina Power & Light Co., 5.25%, 12/15/15(2)	91,435
260,000	Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	211,123
490,000	FirstEnergy Corp., 6.45%, 11/15/11(2)	463,470
60,000	Florida Power Corp., 4.50%, 6/1/10(2)	59,445
180,000	Florida Power Corp., 5.65%, 6/15/18(2)	186,997
130,000	Florida Power Corp., 6.35%, 9/15/37(2)	144,588
180,000	Public Service Co. of Colorado, 5.80%, 8/1/18(2)	187,021
179,000	Southern California Edison Co., 5.625%, 2/1/36(2)	191,007
80,000	Toledo Edison Co. (The), 6.15%, 5/15/37(2)	64,526
280,000	Virginia Electric & Power Co., 8.875%, 11/15/38(2)	355,441
		2,140,772

ELECTRICAL EQUIPMENT ― 0.1%
200,000	Rockwell Automation, Inc., 6.25%, 12/1/37(2)	215,333

FOOD & STAPLES RETAILING ― 1.1%
280,000	Kroger Co. (The), 6.80%, 4/1/11(2)	289,252
350,000	Kroger Co. (The), 5.00%, 4/15/13(2)	337,260
260,000	SYSCO Corp., 4.20%, 2/12/13(2)	259,264
140,000	Wal-Mart Stores, Inc., 4.25%, 4/15/13(2)	144,239
235,000	Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	248,460
200,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37(2)	238,305
140,000	Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	160,803
		1,677,583

FOOD PRODUCTS ― 0.8%
190,000	Cargill, Inc., 5.20%, 1/22/13(2)(4)	174,212
330,000	General Mills, Inc., 5.65%, 9/10/12(2)	337,120
180,000	General Mills, Inc., 5.25%, 8/15/13(2)	181,269
120,000	Kellogg Co., 6.60%, 4/1/11(2)	125,657
200,000	Kellogg Co., 5.125%, 12/3/12(2)(5)	200,108
200,000	Kraft Foods, Inc., 6.00%, 2/11/13(2)	203,428
		1,221,794

HEALTH CARE EQUIPMENT & SUPPLIES ― 0.5%
179,000	Baxter Finco BV, 4.75%, 10/15/10(2)	178,569
230,000	Baxter International, Inc., 5.90%, 9/1/16(2)	249,147
200,000	Baxter International, Inc., 5.375%, 6/1/18(2)	209,459
130,000	Baxter International, Inc., 6.25%, 12/1/37(2)	150,181
		787,356

HOTELS, RESTAURANTS & LEISURE ― 0.4%
340,000	McDonald's Corp., 5.35%, 3/1/18(2)	353,826
130,000	McDonald's Corp., 6.30%, 10/15/37(2)	143,218
60,000	Royal Caribbean Cruises Ltd., 7.00%, 6/15/13(2)	34,500
125,000	Yum! Brands, Inc., 6.875%, 11/15/37(2)	99,324
		630,868

HOUSEHOLD PRODUCTS ― 0.4%
120,000	Kimberly-Clark Corp., 6.125%, 8/1/17(2)(5)	128,062
140,000	Kimberly-Clark Corp., 7.50%, 11/1/18(2)	165,154

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

$ 260,000	Procter & Gamble Co. (The), 4.60%, 1/15/14(2)	$ 272,760
		565,976

INDUSTRIAL CONGLOMERATES ― 0.5%
652,000	General Electric Co., 5.00%, 2/1/13(2)	659,964
130,000	General Electric Co., 5.25%, 12/6/17(2)	129,832
		789,796

INSURANCE ― 1.0%
180,000	Berkshire Hathaway Finance Corp., 5.00%, 8/15/13(2)	183,290
250,000	Hartford Financial Services Group, Inc. (The), 5.375%, 3/15/17(2)	182,396
130,000	Hartford Financial Services Group, Inc. (The), 6.30%, 3/15/18(2)(5)	98,734
250,000	Lincoln National Corp., 6.30%, 10/9/37(2)	152,203
490,000	MetLife Global Funding I, 5.125%, 4/10/13(2)(4)(5)	456,989
360,000	New York Life Global Funding, 4.65%, 5/9/13(2)(4)	348,207
100,000	Prudential Financial, Inc., 5.40%, 6/13/35(2)	59,880
		1,481,699

MACHINERY ― 0.5%
130,000	Caterpillar Financial Services Corp., 4.85%, 12/7/12(2)	123,450
690,000	Caterpillar Financial Services Corp., 5.45%, 4/15/18(2)	647,186
		770,636

MEDIA ― 1.5%
150,000	Comcast Cable Communications LLC, 6.75%, 1/30/11(2)	150,642
230,000	Comcast Corp., 5.90%, 3/15/16(2)	219,923
140,000	Comcast Corp., 5.70%, 5/15/18(2)(5)	131,526
140,000	Comcast Corp., 6.40%, 5/15/38(2)	140,133
210,000	Pearson Dollar Finance Two plc, 6.25%, 5/6/18(2)(4)(5)	177,244
340,000	Rogers Cable, Inc., 6.25%, 6/15/13(2)	325,751
300,000	Time Warner Cable, Inc., 5.40%, 7/2/12(2)	280,341
360,000	Time Warner Cable, Inc., 6.75%, 7/1/18(2)	347,204
270,000	Time Warner Cable, Inc., 8.75%, 2/14/19(2)	294,080
130,000	Time Warner, Inc., 5.50%, 11/15/11(2)	122,229
29,000	Time Warner, Inc., 7.625%, 4/15/31(2)	28,577
		2,217,650

METALS & MINING ― 0.3%
250,000	ArcelorMittal, 6.125%, 6/1/18(2)	171,463
280,000	Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(2)	223,233
80,000	Xstrata Finance Canada Ltd., 5.80%, 11/15/16(2)(4)	50,573
		445,269

MULTI-UTILITIES ― 1.5%
130,000	CenterPoint Energy Resources Corp., 6.125%, 11/1/17(2)	109,482
140,000	CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	99,091
96,000	Dominion Resources, Inc., 4.75%, 12/15/10(2)	94,967
150,000	Dominion Resources, Inc., 6.40%, 6/15/18(2)	147,136
270,000	Duke Energy Carolinas LLC, 7.00%, 11/15/18(2)	312,174
270,000	Georgia Power Co., 6.00%, 11/1/13(2)	284,104
250,000	NSTAR Electric Co., 5.625%, 11/15/17(2)	245,711
310,000	Pacific Gas & Electric Co., 4.20%, 3/1/11(2)	306,396
130,000	Pacific Gas & Electric Co., 8.25%, 10/15/18(2)	156,463
100,000	Pacific Gas & Electric Co., 5.80%, 3/1/37(2)	104,086
130,000	Pacific Gas & Electric Co., 6.35%, 2/15/38(2)	142,677
170,000	Sempra Energy, 8.90%, 11/15/13(2)(5)	171,812
130,000	Sempra Energy, 9.80%, 2/15/19(2)	145,274
		2,319,373

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

MULTILINE RETAIL ― 0.3%
$ 130,000	Kohl's Corp., 6.875%, 12/15/37(2)	$ 92,644
100,000	Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	74,328
320,000	Macy's Retail Holdings, Inc., 5.875%, 1/15/13(2)	225,389
		392,361

OIL, GAS & CONSUMABLE FUELS ― 1.3%
130,000	Anadarko Petroleum Corp., 5.95%, 9/15/16(2)	115,001
100,000	Canadian Natural Resources Ltd., 5.70%, 5/15/17(2)	87,352
130,000	Canadian Natural Resources Ltd., 6.75%, 2/1/39(2)	108,284
180,000	ConocoPhillips, 5.20%, 5/15/18(2)	175,500
270,000	Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	222,549
343,000	Enterprise Products Operating LP, 4.95%, 6/1/10(2)	328,630
140,000	Enterprise Products Operating LP, 6.30%, 9/15/17(2)	118,680
170,000	Nexen, Inc., 6.40%, 5/15/37(2)(5)	133,396
279,000	Premcor Refining Group, Inc. (The), 6.125%, 5/1/11(2)	282,956
120,000	Shell International Finance, 6.375%, 12/15/38(2)	135,479
60,000	TransCanada PipeLines Ltd., 6.20%, 10/15/37(2)	52,279
138,000	XTO Energy, Inc., 5.30%, 6/30/15(2)	125,877
102,000	XTO Energy, Inc., 6.10%, 4/1/36(2)	84,948
70,000	XTO Energy, Inc., 6.375%, 6/15/38(2)	61,781
		2,032,712

PERSONAL PRODUCTS ― 0.1%
130,000	Estee Lauder Cos., Inc. (The), 7.75%, 11/1/13(2)	137,577

PHARMACEUTICALS ― 1.3%
179,000	Abbott Laboratories, 5.875%, 5/15/16(2)	194,160
140,000	Abbott Laboratories, 5.60%, 11/29/17(2)	151,772
550,000	AstraZeneca plc, 5.40%, 9/15/12(2)	581,334
190,000	AstraZeneca plc, 5.90%, 9/15/17(2)	202,264
360,000	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(2)	361,452
220,000	GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38(2)	249,442
170,000	Wyeth, 5.95%, 4/1/37(2)	189,427
		1,929,851

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
250,000	ProLogis, 5.625%, 11/15/16(2)	120,067

ROAD & RAIL ― 0.4%
500,000	Norfolk Southern Corp., 5.75%, 4/1/18(2)	487,383
180,000	Union Pacific Corp., 5.75%, 11/15/17(2)	170,967
		658,350

SOFTWARE ― 0.6%
150,000	Intuit, Inc., 5.75%, 3/15/17(2)(5)	111,092
164,000	Oracle Corp., 5.00%, 1/15/11(2)	168,505
670,000	Oracle Corp., 5.75%, 4/15/18(2)	702,059
		981,656

SPECIALTY RETAIL ― 0.1%
130,000	Lowe's Cos., Inc., 5.60%, 9/15/12(2)(5)	132,064

WIRELESS TELECOMMUNICATION SERVICES ― 0.4%
300,000	Rogers Communications, Inc., 6.80%, 8/15/18(2)	303,660
120,000	Verizon Wireless, 8.50%, 11/15/18(2)(4)(5)	140,844
200,000	Vodafone Group plc, 5.625%, 2/27/17(2)(5)	188,751
		633,255

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

TOTAL CORPORATE BONDS
(Cost $37,725,416)		$ 37,286,614
U.S. TREASURY SECURITIES ― 12.1%

$ 2,200,000	U.S. Treasury Bonds, 10.625%, 8/15/15(2)	3,331,453
800,000	U.S. Treasury Bonds, 4.75%, 2/15/37(2)	1,115,000
5,422,140	U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(2)	5,314,052
1,993,216	U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(2)	1,888,584
1,390,000	U.S. Treasury Notes, 4.25%, 9/30/12(2)(5)	1,552,458
2,725,000	U.S. Treasury Notes, 3.125%, 8/31/13(2)(5)	2,938,956
1,907,000	U.S. Treasury Notes, 4.75%, 8/15/17(2)(5)	2,280,654
TOTAL U.S. TREASURY SECURITIES
(Cost $18,124,129)		18,421,157
COLLATERALIZED MORTGAGE OBLIGATIONS(1) ― 8.3%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 2.9%
731,413	Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)	456,437
860,289	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(2)	586,499
618,406	Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 4.92%, 1/2/09(2)	554,911
451,201	J.P. Morgan Mortgage Trust, Series 2004 A2, Class 1A1, VRN, 3.81%, 1/2/09(2)	366,025
12,911	MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(2)	10,925
269,117	Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, VRN, 0.59%, 1/26/09, resets monthly off the 1-month LIBOR plus 0.12% with no caps(2)	223,409
275,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2005 AR4, Class A3, VRN, 4.59%, 1/2/09(2)	257,914
1,642,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2005 AR4, Class A4B, VRN, 4.67%, 1/2/09(2)	1,531,911
401,784	Wells Fargo Mortgage Backed Securities Trust, Series 2004 EE, Class 3A1, VRN, 4.39%, 1/2/09(2)	313,192
195,407	Wells Fargo Mortgage Backed Securities Trust, Series 2004 N, Class A4, VRN, 4.10%, 1/2/09(2)	191,176
		4,492,399

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 5.4%
365,019	FHLMC, Series 2567, Class OD, 5.00%, 8/15/15(2)	369,274
115,659	FHLMC, Series 2900, Class PA, 4.50%, 3/15/14(2)	115,911
700,000	FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(2)	698,320
68,360	FHLMC, Series 2937, Class KA, 4.50%, 12/15/14(2)	68,549
3,000,000	FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(2)	3,038,525
2,922	FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19(2)	3,253
2,222,463	FNMA, Series 2003-10, Class HW SEQ, 5.00%, 11/25/16(2)	2,258,626
688,000	FNMA, Series 2003-92, Class PD, 4.50%, 3/25/17(2)	701,848
931,539	FNMA, Series 2005-63, Class HA SEQ, 5.00%, 4/25/23(2)	946,189
		8,200,495
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $13,304,459)		12,692,894
MUNICIPAL SECURITIES ― 7.6%
930,000	California Educational Facilities Auth. Rev., Series 2007 T1, (Stanford University), 5.00%, 3/15/39(2)	933,980

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

$ 2,000,000	California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.00%, 1/1/28, Prerefunded at 100% of Par (Ambac)(2)(7)	$ 2,245,880
2,300,000	Clark County School District GO, Series 2004 D, (Building Bonds), 5.00%, 12/15/14, Prerefunded at 100% of Par (MBIA)(2)(7)	2,649,025
2,200,000	Clark County School District GO, Series 2005 C, (Building Bonds), 5.00%, 12/15/15, Prerefunded at 100% of Par (FSA)(2)(7)	2,565,618
900,000	Georgia GO, Series 2008 B, 5.00%, 7/1/18(2)	1,017,324
173,000	Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)	152,344
1,830,000	Massachusetts Health & Educational Facilities Auth. Rev., Series 2002 K, (Massachusetts Institute of Technology), 5.50%, 7/1/32 (GO of Institute)(2)	1,971,551
TOTAL MUNICIPAL SECURITIES
(Cost $11,183,481)		11,535,722
COMMERCIAL MORTGAGE-BACKED SECURITIES(1) ― 7.2%
950,000	Banc of America Commercial Mortgage, Inc., Series 2002 PB2, Class B SEQ, 6.31%, 6/11/35(2)	852,200
1,860,000	Banc of America Commercial Mortgage, Inc., Series 2004-1 SEQ, Class A3, 4.43%, 11/10/39(2)	1,721,138
600,000	Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3 SEQ, 4.05%, 11/10/38(2)	569,880
570,000	Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A3 SEQ, 5.37%, 10/10/45(2)	413,761
1,711,231	Banc of America Commercial Mortgage, Inc. STRIPS-COUPON, Series 2004-1, Class XP, VRN, 0.64%, 1/2/09(2)	20,798
121,751	Banc of America Large Loan, Series 2005 MIB1, Class A1, VRN, 1.35%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.15% with no caps(2)(4)	103,232
403,901	Bear Stearns Commercial Mortgage Securities Trust, Series 2006 BBA7, Class A1, VRN, 1.30%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.11% with no caps(2)(4)	341,825
2,931,154	Bear Stearns Commercial Mortgage Securities Trust STRIPS-COUPON, Series 2004 T16, Class X2, VRN, 0.72%, 1/2/09(2)	53,055
377,946	Commercial Mortgage Acceptance Corp. STRIPS-COUPON, Series 1998 C2, Class X, VRN, 1.53%, 1/2/09(2)	15,367
15,101	Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 1.29%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.10% with no caps(2)(4)	13,518
400,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2001 CK3, Class A4 SEQ, 6.53%, 6/15/34(2)	391,368
1,600,000	Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 1.38%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.18% with no caps(2)(4)	1,289,258
765,580	GMAC Commercial Mortgage Securities, Inc., Series 2005 C1, Class A2 SEQ, 4.47%, 5/10/43(2)	739,483
399,887	Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A2 SEQ, 4.31%, 8/10/42(2)	378,716
269,958	Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 1.98%, 1/5/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps(2)(4)	200,226
236,644	GS Mortgage Securities Corp. II, Series 2007 EOP, Class A1, VRN, 1.97%, 1/6/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps(2)(4)	174,611
1,750,000	LB-UBS Commercial Mortgage Trust, Series 2003 C3, Class A3 SEQ, 3.85%, 5/15/27(2)	1,612,218

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                         Value

$ 10,488	LB-UBS Commercial Mortgage Trust, Series 2003 C5, Class A2 SEQ, 3.48%, 7/15/27(2)	$ 10,427
275,183	LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A2 SEQ, 3.62%, 1/15/29(2)	267,365
542,184	LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(2)	515,339
671,000	LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(2)	588,456
55,480	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006 LLFA, Class A1, VRN, 1.27%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.08% with no caps(2)(4)	41,549
288,060	Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 1.26%, 1/15/09, resets monthly off the 1-month LIBOR plus 0.07% with no caps(2)(4)	219,105
474,241	Morgan Stanley Capital I, Series 2004 HQ3, Class A2 SEQ, 4.05%, 1/13/41(2)	451,285
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $12,106,882)		10,984,180
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 7.1%

1,500,000	Bank of America Corp., 3.125%, 6/15/12(2)(8)	1,560,045
1,900,000	FHLMC, 5.00%, 1/30/14(2)	2,126,408
1,530,000	FHLMC, 4.875%, 6/13/18(2)(5)	1,761,806
1,900,000	FNMA, 3.00%, 7/12/10(2)	1,959,018
639,000	FNMA, 4.375%, 7/17/13(2)	689,813
1,650,000	FNMA, 5.00%, 2/13/17(2)(5)	1,875,075
900,000	Morgan Stanley, 2.00%, 9/22/11(2)(8)	906,271
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $10,130,231)		10,878,436
ASSET-BACKED SECURITIES(1) ― 1.3%
29,463	Accredited Mortgage Loan Trust, Series 2006-2, Class A1, VRN, 0.51%, 1/26/09, resets monthly off the 1-month LIBOR plus 0.04% with no caps(2)	28,863
500,000	CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(2)	492,287
116,231	Detroit Edison Securitization Funding LLC, Series 2001-1, Class A4 SEQ, 6.19%, 3/1/13(2)	118,834
12,469	Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A1, VRN, 0.51%, 1/26/09, resets monthly off the 1-month LIBOR plus 0.04% with no caps(2)	12,340
96,073	SLM Student Loan Trust, Series 2006-5, Class A2, VRN, 3.53%, 1/26/09, resets quarterly off the 3-month LIBOR minus 0.01% with no caps(2)	93,203
170,392	SLM Student Loan Trust, Series 2006-10, Class A2, VRN, 3.55%, 1/26/09, resets quarterly off the 3-month LIBOR plus 0.01% with no caps(2)	169,800
1,162,713	SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 3.77%, 1/26/09, resets quarterly off the 3-month LIBOR plus 0.23% with no caps(2)	1,103,582
TOTAL ASSET-BACKED SECURITIES
(Cost $2,088,147)		2,018,909
SOVEREIGN GOVERNMENTS & AGENCIES ― 0.2%
29,000	Hydro Quebec, Series HY, 8.40%, 1/15/22(2)	43,132
240,000	United Mexican States, 5.95%, 3/19/19(2)	241,200
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $274,779)	284,332

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                           Value

TEMPORARY CASH INVESTMENTS ― 7.9%
614	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	$ 614

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.875%, 4/15/10, valued at $7,757,306), in a joint trading account at 0.01%, dated 12/31/08, due 1/2/09 (Delivery value $7,617,004)		7,617,000

Repurchase Agreement, Goldman Sachs Group, Inc. (The), (collateralized by various U.S. Treasury obligations, 8.125%, 8/15/19, valued at $4,518,920), in a joint trading account at 0.005%, dated 12/31/08, due 1/2/09 (Delivery value $4,434,001)		4,434,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $12,051,614)		12,051,614
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(9) ― 6.3%
$ 1,400,000	K2 (USA) LLC, VRN, 0.34%, 3/16/09, resets quarterly off the Federal Reserve Prime Loan Rate minus 2.91% with no caps(4)	1,390,234
1,000,000	Links Finance LLC, VRN, 0.34%, 4/9/09, resets quarterly off the Federal Reserve Prime Loan Rate minus 2.91% with no caps(4)	990,497
1,100,000	Merrill Lynch & Co., Inc., VRN, 0.42%, 3/30/09, resets quarterly off the Federal Reserve Prime Loan Rate minus 2.83% with no caps	1,081,655
1,000,000	Nationwide Building Society, VRN, 2.32%, 3/9/09, resets quarterly off the 3-month LIBOR plus 0.13% with no caps	998,719
1,000,000	Tango Finance Corp., VRN, 0.34%, 3/30/09, resets quarterly off the Federal Reserve Prime Loan Rate minus 2.91% with no caps(4)	994,084
Repurchase Agreement, Barclays Capital, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.05%, dated 12/31/08, due 1/2/09 (Delivery value $1,030,060)		1,030,057
Repurchase Agreement, BNP Paribas Securities Corp., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.01%, dated 12/31/08, due 1/2/09 (Delivery value $1,194,189)		1,194,188
Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.05%, dated 12/31/08, due 1/2/09 (Delivery value $1,000,003)		1,000,000
Repurchase Agreement, UBS Securities LLC, (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.03%, dated 12/31/08, due 1/2/09 (Delivery value $980,005)		980,003
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL
(Cost $9,703,951)		9,659,437

TOTAL INVESTMENT SECURITIES — 117.0%
(Cost $178,024,522)		178,732,080
OTHER ASSETS AND LIABILITIES — (17.0)%		(26,033,371)
TOTAL NET ASSETS — 100.0%		$ 152,698,709

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
25	U.S. Long Bond	March 2009	$3,451,172	$(478,181)

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Expiration Date	Unrealized Gain (Loss)
CREDIT DEFAULT- BUY PROTECTION
$130,000	Pay quarterly a fixed rate equal to 0.70% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Rohm & Haas Co., par value of the proportional notional amount of Rohm & Haas Co., 7.85%, 7/15/29.	March 2013	$4,388
380,000	Pay quarterly a fixed rate equal to 6.20% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Hartford Financial Services Group, Inc., par value of the proportional notional amount of Hartford Financial Services Group, Inc., 4.75%, 3/1/14.	December 2013	(13,041)
1,100,000	Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18.	March 2017	50,751
			$42,098

Notes to Schedule of Investments
Ambac	-	Ambac Assurance Corporation
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States.
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MBIA	-	MBIA Insurance Corporation
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2008.

(1)	Final maturity indicated, unless otherwise noted.
(2)	Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $19,613,000.
(3)	Forward commitment.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at December 31, 2008 was $7,733,497, which represented 5.1% of total net assets.

(5)	Security, or a portion thereof, was on loan as of December 31, 2008. The aggregate value of securities on loan at December 31, 2008, was $9,505,253.
(6)	Industry is less than 0.05% of total net assets.
(7)	Escrowed to maturity in U.S. government securities or state and local government securities.
(8)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.
The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or
June 30, 2012.

(9)	Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2008:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 – Quoted Prices	$ 614	$(478,181)
Level 2 – Other Significant Observable Inputs	178,731,466	42,098
Level 3 – Significant Unobservable Inputs	-	-
	$178,732,080	$(436,083)
*Includes futures contracts and swap agreements.

3. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 178,024,522
Gross tax appreciation of investments	5,539,365
Gross tax depreciation of investments	(4,831,807)
Net tax appreciation (depreciation) of investments	$ 707,558

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short Duration Fund

December 31, 2008

Short Duration – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                      Value

U.S. TREASURY SECURITIES ― 36.6%
$ 656,681	U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(1)	$ 643,591
117,248	U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	111,093
4,000,000	U.S. Treasury Notes, 4.75%, 2/15/10(1)	4,191,720
3,000,000	U.S. Treasury Notes, 2.875%, 6/30/10(1)	3,107,697
1,000,000	U.S. Treasury Notes, 1.50%, 10/31/10(1)	1,015,235
7,400,000	U.S. Treasury Notes, 1.25%, 11/30/10(1)	7,481,792
2,300,000	U.S. Treasury Notes, 4.50%, 2/28/11(1)	2,487,595
700,000	U.S. Treasury Notes, 4.50%, 9/30/11(1)	768,305
2,500,000	U.S. Treasury Notes, 1.75%, 11/15/11(1)	2,557,808
107,000	U.S. Treasury Notes, 4.00%, 2/15/14(1)	121,311
500,000	U.S. Treasury Notes, 4.875%, 8/15/16(1)	597,618
TOTAL U.S. TREASURY SECURITIES
(Cost $22,755,046)		23,083,765
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 20.6%

1,100,000	Bank of America Corp., 3.125%, 6/15/12(1)(2)	1,144,033
500,000	Goldman Sachs Group LP, 3.25%, 6/15/12(1)(2)	522,085
1,000,000	FHLMC, 2.875%, 6/28/10(1)	1,026,809
2,000,000	FHLMC, 3.25%, 7/16/10(1)	2,066,494
1,000,000	FHLMC, 3.875%, 6/29/11(1)	1,064,848
750,000	FHLMC, 4.75%, 3/5/12(1)	814,433
1,200,000	FNMA, 3.25%, 2/10/10(1)	1,231,206
1,500,000	FNMA, 2.50%, 4/9/10(1)	1,525,761
1,400,000	FNMA, 2.375%, 5/20/10(1)	1,427,957
500,000	FNMA, 2.875%, 10/12/10(1)	515,953
600,000	John Deere Capital Corp., 2.875%, 6/19/12(1)(2)	617,601
500,000	Morgan Stanley, 2.00%, 9/22/11(1)(2)	503,484
500,000	Wells Fargo & Co., 3.00%, 12/9/11(1)(2)	520,194
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $12,563,928)		12,980,858
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) ― 13.3%
300,000	Banc of America Commercial Mortgage, Inc., Series 2000-2, Class B, VRN, 7.38%, 1/2/09(1)	299,235
54,411	Banc of America Commercial Mortgage, Inc., Series 2002 PB2, Class A3 SEQ, 6.09%, 6/11/35(1)	53,729
300,000	Banc of America Commercial Mortgage, Inc., Series 2002 PB2, Class B SEQ, 6.31%, 6/11/35(1)	269,116
450,000	Banc of America Commercial Mortgage, Inc., Series 2004-1 SEQ, Class A3, 4.43%, 11/10/39(1)	416,405
350,000	Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3 SEQ, 4.05%, 11/10/38(1)	332,430
153,000	Bank of America, N.A.-First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A2 SEQ, 5.46%, 4/11/37(1)	145,840
1,198,346	Bear Stearns Commercial Mortgage Securities Trust STRIPS-COUPON, Series 2004 T16, Class X2, VRN, 0.72%, 1/2/09(1)	21,690
1,000,000	Chase Commercial Mortgage Securities Corp., Series 2000-1, Class B, VRN, 7.80%, 1/2/09(1)	1,002,529
300,000	Chase Commercial Mortgage Securities Corp., Series 2000-2, Class C, VRN, 7.93%, 1/2/09(1)	301,338
600,000	Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class C, VRN, 7.63%, 1/2/09(1)	599,476

Short Duration – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                      Value

$ 238,904	Commercial Mortgage Acceptance Corp. STRIPS-COUPON, Series 1998 C2, Class X, VRN, 1.53%, 1/2/09(1)	$ 9,714
439,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2000 C1, Class B, VRN, 7.69%, 1/2/09(1)	441,458
383,720	Credit Suisse First Boston Mortgage Securities Corp., Series 2002 CKN2, Class A2 SEQ, 5.94%, 4/15/37(1)	375,650
775,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002 CKN2, Class A3 SEQ, 6.13%, 4/15/37(1)	739,045
577,070	GMAC Commercial Mortgage Securities, Inc., Series 2005 C1, Class A2 SEQ, 4.47%, 5/10/43(1)	557,399
1,019,399	LB Commercial Conduit Mortgage Trust, Series 1999-C2, Class A2 SEQ, 7.33%, 10/15/32	1,016,951
200,000	LB-UBS Commercial Mortgage Trust, Series 2003 C3, Class A3 SEQ, 3.85%, 5/15/27(1)	184,253
197,537	LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A2, VRN, 4.57%, 1/11/09(1)	195,904
309,820	LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(1)	294,479
750,000	LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(1)	657,738
380,000	Lehman Brothers Commercial Conduit Mortgage Trust, Series 1999 C1, Class B, 6.93%, 6/15/31(1)	378,517
118,560	Morgan Stanley Capital I, Series 2004 HQ3, Class A2 SEQ, 4.05%, 1/13/41(1)	112,821
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $8,344,811)		8,405,717
COLLATERALIZED MORTGAGE OBLIGATIONS(3) ― 8.5%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 3.2%
175,000	Banc of America Mortgage Securities, Inc., Series 2004 G, Class 2A6, VRN, 4.65%, 1/2/09(1)	168,209
243,127	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-37, Class 2A2, VRN, 5.11%, 1/2/09(1)	168,413
123,681	Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 4.92%, 1/2/09(1)	110,982
80,303	J.P. Morgan Mortgage Trust, Series 2004 A2, Class 1A1, VRN, 3.81%, 1/2/09(1)	65,144
165,355	J.P. Morgan Mortgage Trust, Series 2004 A4, Class 2A2, VRN, 4.61%, 1/2/09(1)	125,741
245,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2004 AR4, Class A6, VRN, 3.79%, 1/2/09(1)	235,350
195,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2004 AR9, Class A7, VRN, 4.14%, 1/2/09(1)	187,507
475,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2005 AR4, Class A3, VRN, 4.59%, 1/2/09(1)	445,487
200,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2005 AR4, Class A4B, VRN, 4.67%, 1/2/09(1)	186,591
159,696	Wells Fargo Mortgage Backed Securities Trust, Series 2003 J, Class 2A4, VRN, 4.45%, 1/2/09(1)	156,290
242,744	Wells Fargo Mortgage Backed Securities Trust, Series 2004 EE, Class 3A1, VRN, 4.39%, 1/2/09(1)	189,220
		2,038,934

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 5.3%
781,349	FHLMC, Series 2430, Class QC, 5.50%, 2/15/17(1)	805,944
107,258	FHLMC, Series 2522, Class XA SEQ, 5.00%, 8/15/16(1)	108,843
75,023	FHLMC, Series 2750, Class WD SEQ, 4.50%, 9/15/15(1)	75,390

Short Duration – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                      Value

$ 38,735	FHLMC, Series 2763, Class PB, 4.50%, 6/15/14(1)	$ 38,786
413,970	FHLMC, Series 3101, Class PA, 5.50%, 10/15/25(1)	422,100
175,371	FNMA, Series 2001-61, Class VN, 6.00%, 3/25/18(1)	175,767
400,000	FNMA, Series 2002-74, Class PD, 5.00%, 11/25/15(1)	403,109
174,568	FNMA, Series 2003-54, Class TC, 4.50%, 5/25/15(1)	175,908
53,514	FNMA, Series 2004-9, Class YJ, 4.00%, 10/25/13(1)	53,546
133,730	FNMA, Series 2005-47, Class AN SEQ, 5.00%, 12/25/16(1)	135,966
187,708	FNMA, Series 2006-4, Class A SEQ, 6.00%, 11/25/22(1)	192,168
494,567	FNMA, Series 2006-77, Class PD, 6.50%, 10/25/30(1)	509,789
205,107	GNMA, Series 2003-51, Class KA, 3.50%, 10/20/28(1)	204,589
		3,301,905
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,522,577)		5,340,839
CORPORATE BONDS ― 6.3%

AEROSPACE & DEFENSE ― 0.5%
300,000	Raytheon Co., 4.85%, 1/15/11(1)	303,274

AUTOMOBILES ― 0.1%
100,000	Daimler Finance N.A. LLC, 5.875%, 3/15/11(1)	87,243

CAPITAL MARKETS ― 0.2%
100,000	Goldman Sachs Group LP, 4.50%, 6/15/10(1)	98,573

CHEMICALS ― 0.2%
100,000	E.I. du Pont de Nemours & Co., 5.00%, 1/15/13(1)	100,996

COMMERCIAL BANKS ― 0.4%
150,000	PNC Funding Corp., 4.50%, 3/10/10(1)	148,875
100,000	Wells Fargo Bank N.A., 6.45%, 2/1/11(1)	103,704
		252,579

CONSUMER FINANCE ― 0.2%
100,000	American Express Centurion Bank, 4.375%, 7/30/09(1)	98,458

DIVERSIFIED FINANCIAL SERVICES ― 0.5%
100,000	Bank of America Corp., 4.25%, 10/1/10(1)	99,433
150,000	Citigroup, Inc., 4.125%, 2/22/10(1)	147,854
100,000	Pricoa Global Funding I, 5.40%, 10/18/12(1)(4)	92,540
		339,827

DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.2%
113,000	AT&T, Inc., 6.25%, 3/15/11(1)	115,601

ELECTRIC UTILITIES ― 0.4%
150,000	FirstEnergy Corp., 6.45%, 11/15/11(1)	141,879
85,000	Virginia Electric and Power Co., 4.50%, 12/15/10(1)	83,929
		225,808

FOOD & STAPLES RETAILING ― 0.2%
140,000	Kroger Co. (The), 6.80%, 4/1/11(1)	144,626

FOOD PRODUCTS ― 0.4%
100,000	General Mills, Inc., 5.65%, 9/10/12(1)	102,158
150,000	Kellogg Co., 6.60%, 4/1/11(1)	157,071
		259,229

GAS UTILITIES ― 0.2%
150,000	Southern California Gas Co., 4.375%, 1/15/11(1)	151,551

HOUSEHOLD DURABLES ― 0.1%
100,000	Pulte Homes, Inc., 7.875%, 8/1/11(1)	87,000

Short Duration – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                      Value

HOUSEHOLD PRODUCTS ― 0.3%
$ 200,000	Procter & Gamble Co., 4.60%, 1/15/14(1)	$ 209,815

INSURANCE ― 0.2%
165,000	Metropolitan Life Global Funding I, 4.625%, 8/19/10(1)(4)	158,601

MACHINERY ― 0.2%
150,000	Caterpillar Financial Services Corp., 5.05%, 12/1/10(1)	147,298

MEDIA ― 0.5%
140,000	Comcast Cable Communications LLC, 6.75%, 1/30/11(1)	140,599
150,000	Shaw Communications, Inc., 8.25%, 4/11/10(1)	148,500
		289,099

OIL, GAS & CONSUMABLE FUELS ― 0.2%
100,000	Enterprise Products Operating LP, 4.95%, 6/1/10(1)	95,811

PHARMACEUTICALS ― 0.3%
200,000	American Home Products Corp., 6.95%, 3/15/11(1)	208,382

ROAD & RAIL ― 0.5%
100,000	Norfolk Southern Corp., 6.75%, 2/15/11(1)	101,210
200,000	Union Pacific Corp., 3.625%, 6/1/10(1)	198,322
		299,532

SOFTWARE ― 0.3%
100,000	Intuit, Inc., 5.75%, 3/15/17(1)	74,061
100,000	Oracle Corp., 5.00%, 1/15/11(1)	102,747
		176,808

SPECIALTY RETAIL ― 0.2%
150,000	Home Depot, Inc. (The), 4.625%, 8/15/10(1)	148,593
TOTAL CORPORATE BONDS
(Cost $4,051,576)		3,998,704
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) ― 2.0%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 0.2%
87,983	FNMA, VRN, 5.62%, 3/1/12(1)	89,745
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 1.8%
283,495	FHLMC, 5.00%, 10/1/10(1)	284,824
224,899	FHLMC, 5.50%, 12/1/36(1)	230,496
195,180	FHLMC, 5.50%, 1/1/38(1)	200,037
330,312	FNMA, 5.00%, 7/1/20(1)	340,007
89,493	FNMA, 5.50%, 7/1/36(1)	91,860
		1,147,224

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $1,206,205)		1,236,969
MUNICIPAL SECURITIES ― 1.9%
150,000	City of Lincoln Electric System Rev., 5.25%, 9/1/11, Prerefunded at 100% of Par(1)(5)	163,950
550,000	Michigan Municipal Bond Auth. Rev., (Clean Water Revolving Fund), 5.625%, 10/1/10, Prerefunded at 101% of Par(1)(5)	593,736

Short Duration – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                         Value

$ 400,000	Bay Area Toll Auth. Toll Bridge Rev., Series 2001 D, (San Francisco Bay Area), 5.00%, 4/1/11, Prerefunded at 100% of Par(1)(5)	$ 433,032
TOTAL MUNICIPAL SECURITIES
(Cost $1,168,269)		1,190,718
ASSET-BACKED SECURITIES(3) ― 1.8%
400,000	CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(1)	393,829
145,289	Detroit Edison Securitization Funding LLC, Series 2001-1, Class A4 SEQ, 6.19%, 3/1/13(1)	148,543
118,450	FHLMC, Series T7, Class A5 SEQ, VRN, 7.27%, 1/2/09(1)	107,217
500,000	Peco Energy Transition Trust, Series 2000 A, Class A4 SEQ, 7.65%, 3/1/10(1)	511,425
TOTAL ASSET-BACKED SECURITIES
(Cost $1,172,381)		1,161,014
TEMPORARY CASH INVESTMENTS ― 6.5%
439	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)	439

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.875%, 4/15/10, valued at $3,119,421), in a joint trading account at 0.01%, dated 12/31/08, due 1/2/09 (Delivery value $3,063,002)		3,063,000
Repurchase Agreement, Goldman Sachs Group, Inc. (The), (collateralized by various U.S. Treasury obligations, 8.125%, 8/15/19, valued at $1,062,976), in a joint trading account at 0.01%, dated 12/31/08, due 1/2/09 (Delivery value $1,043,001)		1,043,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $4,106,439)		4,106,439

TOTAL INVESTMENT SECURITIES — 97.5%
(Cost $60,891,232)		61,505,023
OTHER ASSETS AND LIABILITIES — 2.5%		1,576,948
TOTAL NET ASSETS — 100.0%		$63,081,971

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
6	U.S. Treasury 10-Year Notes	March 2009	$754,500	$(57,295)

Short Duration – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Expiration Date	Unrealized Gain (Loss)
CREDIT DEFAULT - SELL PROTECTION
$300,000
Receive an up-front premium of $62,625 and receive quarterly a fixed rate equal to 5.00% multiplied by the notional amount and pay Barclays Bank plc upon each default event of one of the issues of Dow Jones CDX North America High Yield 11 Index, par value of the proportional notional amount. Market value at period end was $59,664*

		December 2013	$ 1,812

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
Equivalents	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
SEQ	-	Sequential Payer
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2008.

(1)	Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,054,500
(2)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(3)	Final maturity indicated, unless otherwise noted.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at December 31, 2008 was $251,141, which represented 0.4% of total net assets.

(5)	Escrowed to maturity in U.S. government securities or state and local government securities.

Short Duration – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2008:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 – Quoted Prices	$ 439	$ (57,295)
Level 2 – Other Significant Observable Inputs	61,504,584	1,812
Level 3 – Significant Unobservable Inputs	-	-
	$ 61,505,023	$ (55,483)
*Includes futures contracts and swap agreements.

3. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 60,891,846
Gross tax appreciation of investments	$ 1,154,180
Gross tax depreciation of investments	(541,003)
Net tax appreciation (depreciation) of investments	$ 613,177

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Core Plus Fund

December 31, 2008

Core Plus – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                       Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) ― 37.2%
$708,738	FHLMC, 5.00%, 10/1/10(2)	$712,060
353,085	FHLMC, 4.50%, 6/1/21(2)	362,070
273,252	FHLMC, 5.50%, 1/1/38(2)	280,052
1,574,577	FHLMC, 5.50%, 4/1/38(2)	1,613,674
20,520	FHLMC, 6.50%, 7/1/47(2)	20,938
2,000,000	FNMA, 5.50%, settlement date 1/14/09(3)	2,050,311
2,961,000	FNMA, 6.00%, settlement date 1/14/09(3)	3,048,440
657,000	FNMA, 6.50%, settlement date 1/14/09(3)	682,356
714,053	FNMA, 5.00%, 7/1/20(2)	735,013
411,816	FNMA, 5.00%, 11/1/33(2)	421,614
816,086	FNMA, 5.00%, 8/1/34(2)	835,340
438,494	FNMA, 5.00%, 8/1/35(2)	448,379
466,670	FNMA, 4.50%, 9/1/35(2)	473,975
557,535	FNMA, 5.50%, 7/1/36(2)	572,281
1,071,592	FNMA, 5.50%, 12/1/36(2)	1,099,934
311,134	FNMA, 6.50%, 8/1/37(2)	318,726
13,245	FNMA, 6.50%, 6/1/47(2)	13,515
32,075	FNMA, 6.50%, 8/1/47(2)	32,729
43,083	FNMA, 6.50%, 8/1/47(2)	43,960
5,397	FNMA, 6.50%, 9/1/47(2)	5,507
37,549	FNMA, 6.50%, 9/1/47(2)	38,314
118,754	FNMA, 6.50%, 9/1/47(2)	121,172
52,946	FNMA, 6.50%, 9/1/47(2)	54,025
991,791	GNMA, 6.00%, 9/20/38(2)	1,022,622
2,000,000	GNMA, 5.50%, 12/20/38	2,058,906
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $16,708,663)		17,065,913
CORPORATE BONDS ― 19.7%
AEROSPACE & DEFENSE ― 0.8%
30,000	Honeywell International, Inc., 5.30%, 3/15/17(2)	30,607
30,000	Honeywell International, Inc., 5.30%, 3/1/18(2)	30,664
60,000	Lockheed Martin Corp., 6.15%, 9/1/36(2)	65,278
80,000	United Technologies Corp., 6.125%, 2/1/19(2)	85,753
95,000	United Technologies Corp., 6.05%, 6/1/36(2)	100,270
30,000	United Technologies Corp., 6.125%, 7/15/38(2)	32,719
		345,291

AUTOMOBILES ― 0.1%
30,000	American Honda Finance Corp., 7.625%, 10/1/18(2)(5)	29,531
30,000	Daimler Finance N.A. LLC, 6.50%, 11/15/13(2)	23,423
		52,954

BEVERAGES ― 0.5%
60,000	Coca-Cola Co. (The), 5.35%, 11/15/17(2)	64,850
60,000	Coca-Cola Enterprises, Inc., 7.375%, 3/3/14(2)	65,957
60,000	PepsiCo, Inc., 7.90%, 11/1/18(2)	73,670
		204,477

BIOTECHNOLOGY ― 0.1%
40,000	Amgen, Inc., 6.15%, 6/1/18(2)	42,505

Core Plus – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                       Value

CAPITAL MARKETS ― 1.3%
$ 70,000	Bear Stearns Cos., Inc. (The), 6.40%, 10/2/17(2)	$ 72,864
70,000	Credit Suisse (New York), 5.00%, 5/15/13(2)	67,435
40,000	Deutsche Bank AG (London), 4.875%, 5/20/13(2)	39,310
80,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(2)	73,490
30,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18(2)	28,878
125,000	Merrill Lynch & Co., Inc., 4.79%, 8/4/10(2)	121,574
60,000	Merrill Lynch & Co., Inc., 6.15%, 4/25/13(2)	59,509
40,000	Merrill Lynch & Co., Inc., 6.875%, 4/25/18(2)	41,913
100,000	Morgan Stanley, 6.00%, 4/28/15(2)	86,382
		591,355

CHEMICALS ― 0.2%
40,000	Air Products & Chemicals, Inc., 4.15%, 2/1/13(2)	38,440
50,000	E.I. du Pont de Nemours & Co., 5.00%, 1/15/13(2)	50,498
20,000	Rohm & Haas Co., 5.60%, 3/15/13(2)	19,329
		108,267

COMMERCIAL BANKS ― 0.4%
60,000	PNC Bank N.A., 4.875%, 9/21/17(2)	55,372
30,000	PNC Bank N.A., 6.00%, 12/7/17(2)	29,865
30,000	Wells Fargo & Co., 4.375%, 1/31/13(2)	29,404
80,000	Wells Fargo Bank N.A., 6.45%, 2/1/11(2)	82,963
		197,604

COMMERCIAL SERVICES & SUPPLIES(6)
20,000	Pitney Bowes, Inc., 5.75%, 9/15/17(2)	19,472

COMPUTERS & PERIPHERALS(6)
10,000	Hewlett-Packard Co., 6.125%, 3/1/14(2)	10,642

CONSUMER FINANCE ― 0.5%
30,000	General Electric Capital Corp., 4.80%, 5/1/13(2)	29,545
50,000	General Electric Capital Corp., 5.625%, 9/15/17(2)	50,383
20,000	John Deere Capital Corp., 4.50%, 4/3/13(2)	19,163
50,000	John Deere Capital Corp., 4.90%, 9/9/13(2)	49,124
60,000	John Deere Capital Corp., 5.50%, 4/13/17(2)	57,339
		205,554

DIVERSIFIED FINANCIAL SERVICES ― 1.7%
90,000	Bank of America Corp., 4.375%, 12/1/10(2)	90,228
70,000	Bank of America Corp., 4.90%, 5/1/13(2)	69,402
90,000	Bank of America N.A., 5.30%, 3/15/17(2)	85,597
75,000	Bank of America N.A., 6.00%, 10/15/36(2)	79,910
70,000	BP Capital Markets plc, 5.25%, 11/7/13(2)	73,153
90,000	Citigroup, Inc., 5.50%, 4/11/13(2)	87,713
100,000	Citigroup, Inc., 5.00%, 9/15/14(2)	88,064
70,000	Citigroup, Inc., 6.125%, 5/15/18(2)(4)	70,904
80,000	JPMorgan Chase & Co., 6.00%, 1/15/18(2)	84,589
50,000	Pricoa Global Funding I, 5.40%, 10/18/12(2)(5)	46,270
		775,830

DIVERSIFIED TELECOMMUNICATION SERVICES ― 1.6%
60,000	AT&T, Inc., 6.25%, 3/15/11(2)	61,381
60,000	AT&T, Inc., 6.70%, 11/15/13(2)	63,625
30,000	AT&T, Inc., 5.10%, 9/15/14(2)	29,526
70,000	AT&T, Inc., 6.80%, 5/15/36(2)(4)	79,410
20,000	AT&T, Inc., 6.40%, 5/15/38(2)	21,497

Core Plus – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                       Value

$ 30,000	Koninklijke KPN NV, 8.375%, 10/1/30(2)	$ 33,975
20,000	Qwest Corp., 7.875%, 9/1/11(2)	18,500
80,000	Qwest Corp., 7.50%, 10/1/14(2)	66,800
100,000	Telefonica Emisiones SAU, 5.98%, 6/20/11(2)	98,682
30,000	Telefonica Emisiones SAU, 7.05%, 6/20/36(2)	32,850
30,000	Verizon Communications, Inc., 5.55%, 2/15/16(2)	29,353
30,000	Verizon Communications, Inc., 5.50%, 2/15/18(2)	28,906
110,000	Verizon Communications, Inc., 8.75%, 11/1/18(2)	129,275
40,000	Verizon Communications, Inc., 6.40%, 2/15/38(2)	42,693
		736,473

ELECTRIC UTILITIES ― 0.8%
60,000	Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	48,721
90,000	FirstEnergy Corp., 6.45%, 11/15/11(2)	85,127
30,000	Florida Power Corp., 5.65%, 6/15/18(2)	31,166
20,000	Florida Power Corp., 6.35%, 9/15/37(2)	22,244
30,000	Public Service Co. of Colorado, 5.80%, 8/1/18(2)	31,170
70,000	Southern California Edison Co., 5.625%, 2/1/36(2)	74,696
70,000	Virginia Electric & Power Co., 8.875%, 11/15/38(2)	88,860
		381,984

ELECTRICAL EQUIPMENT ― 0.1%
50,000	Rockwell Automation, Inc., 6.25%, 12/1/37(2)	53,833

FOOD & STAPLES RETAILING ― 0.8%
57,000	Kroger Co. (The), 6.80%, 4/1/11(2)	58,883
70,000	Kroger Co. (The), 5.00%, 4/15/13(2)	67,452
50,000	SYSCO Corp., 4.20%, 2/12/13(2)	49,859
30,000	Wal-Mart Stores, Inc., 4.25%, 4/15/13(2)	30,908
95,000	Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	100,441
30,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37(2)	35,746
30,000	Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	34,458
		377,747

FOOD PRODUCTS ― 0.5%
30,000	Cargill, Inc., 5.20%, 1/22/13(2)(5)	27,507
60,000	General Mills, Inc., 5.65%, 9/10/12(2)	61,295
30,000	General Mills, Inc., 5.25%, 8/15/13(2)	30,211
20,000	Kellogg Co., 6.60%, 4/1/11(2)	20,943
50,000	Kellogg Co., 5.125%, 12/3/12(2)	50,027
40,000	Kraft Foods, Inc., 6.00%, 2/11/13(2)	40,686
		230,669

GAS UTILITIES ― 0.1%
50,000	El Paso Corp., 6.875%, 6/15/14(2)	40,616

HEALTH CARE EQUIPMENT & SUPPLIES ― 0.2%
50,000	Baxter International, Inc., 5.90%, 9/1/16(2)	54,162
30,000	Baxter International, Inc., 5.375%, 6/1/18(2)	31,419
20,000	Baxter International, Inc., 6.25%, 12/1/37(2)	23,105
		108,686

HOTELS, RESTAURANTS & LEISURE ― 0.2%
60,000	McDonald's Corp., 5.35%, 3/1/18(2)	62,440
20,000	McDonald's Corp., 6.30%, 10/15/37(2)	22,033
25,000	Yum! Brands, Inc., 6.875%, 11/15/37(2)	19,865
		104,338

Core Plus – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                       Value

HOUSEHOLD DURABLES ― 0.4%
$ 200,000	Pulte Homes, Inc., 7.875%, 8/1/11(2)	$ 174,000

HOUSEHOLD PRODUCTS ― 0.3%
20,000	Kimberly-Clark Corp., 6.125%, 8/1/17(2)	21,344
40,000	Kimberly-Clark Corp., 7.50%, 11/1/18(2)	47,187
70,000	Procter & Gamble Co., 4.60%, 1/15/14(2)	73,435
		141,966

INDUSTRIAL CONGLOMERATES ― 0.7%
250,000	General Electric Co., 5.00%, 2/1/13(2)	253,054
50,000	General Electric Co., 5.25%, 12/6/17(2)	49,935
		302,989

INSURANCE ― 0.8%
30,000	Berkshire Hathaway Finance Corp., 5.00%, 8/15/13(2)	30,548
60,000	Hartford Financial Services Group, Inc. (The), 5.375%, 3/15/17(2)	43,775
30,000	Hartford Financial Services Group, Inc. (The), 6.30%, 3/15/18(2)	22,785
40,000	Lincoln National Corp., 6.30%, 10/9/37(2)	24,353
170,000	MetLife Global Funding I, 5.125%, 4/10/13(2)(5)	158,547
70,000	New York Life Global Funding, 4.65%, 5/9/13(2)(5)	67,707
		347,715

MACHINERY ― 0.4%
20,000	Caterpillar Financial Services Corp., 4.85%, 12/7/12(2)	18,992
130,000	Caterpillar Financial Services Corp., 5.45%, 4/15/18(2)	121,934
50,000	SPX Corp., 7.625%, 12/15/14(2)(5)	43,562
		184,488

MEDIA ― 1.6%
100,000	Comcast Cable Communications LLC, 6.75%, 1/30/11(2)	100,428
100,000	Comcast Corp., 5.90%, 3/15/16(2)	95,619
30,000	Comcast Corp., 5.70%, 5/15/18(2)	28,184
30,000	Comcast Corp., 6.40%, 5/15/38(2)	30,029
100,000	Pearson Dollar Finance Two plc, 6.25%, 5/6/18(2)(5)	84,402
70,000	Rogers Cable, Inc., 6.25%, 6/15/13(2)	67,066
100,000	Shaw Communications, Inc., 8.25%, 4/11/10(2)	99,000
60,000	Time Warner Cable, Inc., 5.40%, 7/2/12(2)	56,068
70,000	Time Warner Cable, Inc., 6.75%, 7/1/18(2)	67,512
60,000	Time Warner Cable, Inc., 8.75%, 2/14/19(2)	65,351
50,000	Time Warner, Inc., 5.50%, 11/15/11(2)	47,011
		740,670

METALS & MINING ― 0.2%
40,000	ArcelorMittal, 6.125%, 6/1/18(2)(4)	27,434
50,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15(2)	42,549
50,000	Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(2)	39,863
		109,846

MULTI-UTILITIES ― 1.0%
20,000	CenterPoint Energy Resources Corp., 6.125%, 11/1/17(2)	16,844
40,000	CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	28,312
30,000	Dominion Resources, Inc., 6.40%, 6/15/18(2)	29,427
60,000	Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18(2)	69,372
60,000	Georgia Power Co., 6.00%, 11/1/13(2)	63,134
50,000	NSTAR Electric Co., 5.625%, 11/15/17(2)	49,142
50,000	Pacific Gas & Electric Co., 4.20%, 3/1/11(2)	49,419
30,000	Pacific Gas & Electric Co., 8.25%, 10/15/18(2)	36,107

Core Plus – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                       Value

$ 20,000	Pacific Gas & Electric Co., 5.80%, 3/1/37(2)	$ 20,817
20,000	Pacific Gas & Electric Co., 6.35%, 2/15/38(2)	21,950
40,000	Sempra Energy, 8.90%, 11/15/13(2)	40,426
30,000	Sempra Energy, 9.80%, 2/15/19(2)	33,525
		458,475

MULTILINE RETAIL ― 0.2%
20,000	Kohl's Corp., 6.875%, 12/15/37(2)	14,253
20,000	Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	14,866
60,000	Macy's Retail Holdings, Inc., 5.875%, 1/15/13	42,260
		71,379

OIL, GAS & CONSUMABLE FUELS ― 1.2%
30,000	Anadarko Petroleum Corp., 5.95%, 9/15/16(2)	26,539
20,000	Canadian Natural Resources Ltd., 5.70%, 5/15/17(2)	17,470
20,000	Canadian Natural Resources Ltd., 6.75%, 2/1/39(2)	16,659
30,000	ConocoPhillips, 5.20%, 5/15/18(2)	29,250
50,000	Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	41,213
160,000	Enterprise Products Operating LP, 4.95%, 6/1/10(2)	153,297
30,000	Enterprise Products Operating LP, 6.30%, 9/15/17(2)	25,431
40,000	Nexen, Inc., 6.40%, 5/15/37(2)	31,387
150,000	Premcor Refining Group, Inc. (The), 6.125%, 5/1/11(2)	152,127
30,000	Shell International Finance, 6.375%, 12/15/38(2)	33,870
10,000	TransCanada PipeLines Ltd., 6.20%, 10/15/37(2)	8,713
20,000	XTO Energy, Inc., 6.375%, 6/15/38(2)	17,652
		553,608

PERSONAL PRODUCTS ― 0.1%
50,000	Estee Lauder Co., Inc., 7.75%, 11/1/13(2)	52,914

PHARMACEUTICALS ― 0.9%
90,000	Abbott Laboratories, 5.875%, 5/15/16(2)	97,623
30,000	Abbott Laboratories, 5.60%, 11/29/17(2)	32,523
100,000	AstraZeneca plc, 5.40%, 9/15/12(2)	105,697
40,000	AstraZeneca plc, 5.90%, 9/15/17(2)	42,582
70,000	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(2)	70,282
40,000	GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38(2)	45,353
30,000	Wyeth, 5.95%, 4/1/37(2)	33,428
		427,488

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
90,000	ProLogis, 5.625%, 11/15/16(2)	43,224

ROAD & RAIL ― 0.3%
100,000	Norfolk Southern Corp., 5.75%, 4/1/18(2)	97,476
30,000	Union Pacific Corp., 5.75%, 11/15/17(2)	28,495
		125,971

SOFTWARE ― 0.5%
80,000	Intuit, Inc., 5.75%, 3/15/17(2)	59,249
140,000	Oracle Corp., 5.75%, 4/15/18(2)	146,699
		205,948

SPECIALTY RETAIL ― 0.6%
250,000	Home Depot, Inc. (The), 4.625%, 8/15/10(2)	247,654
20,000	Lowe's Cos., Inc., 5.60%, 9/15/12(2)	20,318
		267,972

TOBACCO ― 0.2%
90,000	Altria Group, Inc., 8.50%, 11/10/13(2)	93,309

Core Plus – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                       Value

WIRELESS TELECOMMUNICATION SERVICES ― 0.3%
$ 50,000	Rogers Communications, Inc., 6.80%, 8/15/18(2)	$ 50,610
30,000	Verizon Wireless, 8.50%, 11/15/18(2)(4)(5)	35,211
50,000	Vodafone Group plc, 5.625%, 2/27/17(2)(4)	47,188
		133,009
TOTAL CORPORATE BONDS
(Cost $9,155,438)		9,023,268
COMMERCIAL MORTGAGE-BACKED SECURITIES(1) ― 12.9%
750,000	Banc of America Commercial Mortgage, Inc., Series 2000-2, Class B, VRN, 7.38%, 1/2/09(2)	748,088
54,411	Banc of America Commercial Mortgage, Inc., Series 2002 PB2, Class A3 SEQ, 6.09%, 6/11/35(2)	53,729
750,000	Banc of America Commercial Mortgage, Inc., Series 2002 PB2, Class B SEQ, 6.31%, 6/11/35(2)	672,789
330,000	Banc of America Commercial Mortgage, Inc., Series 2004-1 SEQ, Class A3, 4.43%, 11/10/39(2)	305,363
1,025,000	Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3 SEQ, 4.05%, 11/10/38(2)	973,546
200,000	Bank of America, N.A.-First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A2 SEQ, 5.46%, 4/11/37(2)	190,641
1,198,346	Bear Stearns Commercial Mortgage Securities Trust STRIPS-COUPON, Series 2004 T16, Class X2, VRN, 0.72%, 1/2/09(2)	21,690
425,000	Chase Commercial Mortgage Securities Corp., Series 2000-2, Class C, VRN, 7.93%, 1/2/09(2)	426,895
238,904	Commercial Mortgage Acceptance Corp. STRIPS-COUPON, Series 1998 C2, Class X, VRN, 1.53%, 1/2/09(2)	9,714
700,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2000 C1, Class B, VRN, 7.69%, 1/2/09(2)	703,918
317,562	Credit Suisse First Boston Mortgage Securities Corp., Series 2002 CKN2, Class A2 SEQ, 5.94%, 4/15/37(2)	310,883
150,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002 CKN2, Class A3 SEQ, 6.13%, 4/15/37(2)	143,041
480,892	GMAC Commercial Mortgage Securities, Inc., Series 2005 C1, Class A2 SEQ, 4.47%, 5/10/43(2)	464,499
89,986	Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 1.98%, 1/5/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps(2)(5)	66,742
6,752	LB-UBS Commercial Mortgage Trust, Series 2003 C5, Class A2 SEQ, 3.48%, 7/15/27(2)	6,713
680,000	LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(2)	596,349
211,000	Lehman Brothers Commercial Conduit Mortgage Trust, Series 1999 C1, Class B, 6.93%, 6/15/31(2)	210,177
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $6,142,938)		5,904,777
COLLATERALIZED MORTGAGE OBLIGATIONS(1) ― 10.5%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 4.9%
146,283	Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)	91,287
200,000	Banc of America Mortgage Securities, Inc., Series 2004 G, Class 2A6, VRN, 4.65%, 1/2/09(2)	192,239
450,235	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-37, Class 2A2, VRN, 5.11%, 1/2/09(2)	311,877

Core Plus – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                       Value

$ 215,072	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(2)	$ 146,625
176,687	Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 4.92%, 1/2/09(2)	158,546
190,648	J.P. Morgan Mortgage Trust, Series 2004 A2, Class 1A1, VRN, 3.81%, 1/2/09(2)	154,659
300,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2004 AR4, Class A6, VRN, 3.79%, 1/2/09(2)	288,183
240,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2004 AR9, Class A7, VRN, 4.14%, 1/2/09(2)	230,777
450,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2005 AR4, Class A3, VRN, 4.59%, 1/2/09(2)	422,041
250,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2005 AR4, Class A4B, VRN, 4.67%, 1/2/09(2)	233,239
		2,229,473

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 5.6%
268,144	FHLMC, Series 2522, Class XA SEQ, 5.00%, 8/15/16(2)	272,106
200,000	FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(2)	202,568
427,397	FNMA, Series 2003-10, Class HW SEQ, 5.00%, 11/25/16(2)	434,351
85,023	FNMA, Series 2003-52, Class KF SEQ, VRN, 0.87%, 1/25/09, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(2)	83,729
174,568	FNMA, Series 2003-54, Class TC, 4.50%, 5/25/15(2)	175,908
53,514	FNMA, Series 2004-9, Class YJ, 4.00%, 10/25/13(2)	53,546
334,325	FNMA, Series 2005-47, Class AN SEQ, 5.00%, 12/25/16(2)	339,916
124,775	FNMA, Series 2005-63, Class HA SEQ, 5.00%, 4/25/23(2)	126,738
883,664	FNMA, Series 2006-44, Class OA, 5.50%, 12/25/26(2)	902,178
		2,591,040
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,137,190)		4,820,513
U.S. TREASURY SECURITIES ― 9.9%
527,000	U.S. Treasury Bonds, 8.125%, 8/15/21(2)	801,699
300,000	U.S. Treasury Bonds, 4.50%, 5/15/38(2)	409,547
722,952	U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(2)	708,540
351,744	U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(2)	333,280
517,060	U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(2)	490,763
280,000	U.S. Treasury Notes, 4.25%, 9/30/12(2)	312,725
320,000	U.S. Treasury Notes, 4.00%, 2/15/14(2)	362,800
185,000	U.S. Treasury Notes, 4.75%, 8/15/17(2)	221,249
800,000	U.S. Treasury Notes, 3.75%, 11/15/18(2)	905,874
TOTAL U.S. TREASURY SECURITIES
(Cost $4,598,972)		4,546,477
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 7.3%
400,000	Bank of America Corp., 3.125%, 6/15/12(2)(7)	416,012
250,000	FHLMC, 5.625%, 3/15/11(2)	272,615
875,000	FHLMC, 4.125%, 9/27/13(2)(4)	943,855
800,000	FHLMC, 5.00%, 1/30/14(2)	895,330
239,000	FNMA, 4.375%, 7/17/13(2)	258,005
295,000	FNMA, 5.00%, 2/13/17(2)(4)	335,241
250,000	Morgan Stanley, 2.00%, 9/22/11(2)(4)(7)	251,742

Core Plus – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                       Value

TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $3,182,102)		$ 3,372,800
MUNICIPAL SECURITIES ― 4.4%
$ 170,000	California Educational Facilities Auth. Rev., Series 2007 T1, (Stanford University), 5.00%, 3/15/39(2)	170,727
400,000	California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.00%, 7/1/36, Prerefunded at 100% of Par (Ambac)(2)(8)	449,176
400,000	Clark County School District GO, Series 2004 D, (Building Bonds), 5.00%, 12/15/14, Prerefunded at 100% of Par (MBIA)(2)(8)	460,700
400,000	Clark County School District GO, Series 2005 C, (Building Bonds), 5.00%, 12/15/15, Prerefunded at 100% of Par (FSA)(2)(8)	466,476
150,000	Georgia GO, Series 2008 B, 5.00%, 7/1/18(2)	169,554
300,000	Massachusetts Health & Educational Facilities Auth. Rev., Series 2002 K, (Massachusetts Institute of Technology), 5.50%, 7/1/32 (GO of Institute)(2)	323,205
TOTAL MUNICIPAL SECURITIES
(Cost $1,972,462)		2,039,838
ASSET-BACKED SECURITIES(1) ― 1.9%
521,000	CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(2)	512,963
296,126	FHLMC, Series T7, Class A5 SEQ, VRN, 7.27%, 1/2/09(2)	268,043
90,837	SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 3.77%, 1/26/09, resets quarterly off the 3-month LIBOR plus 0.23% with no caps(2)	86,217
TOTAL ASSET-BACKED SECURITIES
(Cost $908,119)		867,223
SOVEREIGN GOVERNMENTS & AGENCIES ― 0.2%
70,000	United Mexican States, 5.95%, 3/19/19(2)
(Cost $69,849)		70,350
TEMPORARY CASH INVESTMENTS ― 13.0%
663	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	663

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.875%, 4/15/10, valued at $2,303,666), in a joint trading account at 0.01%, dated 12/31/08, due 1/2/09 (Delivery value $2,262,001)		2,262,000
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 8.125%, 8/15/19, valued at $2,315,286), in a joint trading account at 0.02%, dated 12/31/08, due 1/2/09 (Delivery value $2,262,003)		2,262,000
Repurchase Agreement, Goldman Sachs Group, Inc. (collateralized by various U.S. Treasury obligations, 8.125%, 8/15/19, valued at $1,466,560), in a joint trading account at 0.02%, dated 12/31/08, due 1/2/09 (Delivery value $1,439,002)		1,439,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $5,963,663)		5,963,663
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(9) ― 3.2%
100,000	K2 (USA) LLC, VRN, 0.34%, 3/16/09, resets quarterly off the Federal Reserve Prime Loan Rate minus 2.91% with no caps	99,302
150,000	Links Finance LLC, VRN, 0.37%, 4/9/09, resets quarterly off the Federal Reserve Prime Loan Rate minus 2.91% with no caps	148,575
150,000	Merrill Lynch & Co., Inc., VRN, 0.42%, 3/30/09, resets quarterly off the Federal Reserve Prime Loan Rate minus 2.83% with no caps	147,498

Core Plus – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                       Value

$ 150,000	Nationwide Building Society, VRN, 2.32%, 3/9/09, resets quarterly off the 3-month LIBOR plus 0.13% with no caps	$ 149,808
150,000	Tango Finance Corp., VRN, 0.34%, 3/30/09, resets quarterly off the Federal Reserve Prime Loan Rate minus 2.91% with no caps	149,113
Repurchase Agreement, Barclays Capital, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.05%, dated 12/31/08, due 1/2/09 (Delivery value $45,057)	45,057
Repurchase Agreement, BNP Paribas Securities Corp., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.01%, dated 12/31/08, due 1/2/09 (Delivery value $200,000)	200,000
Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.05%, dated 12/31/08, due 1/2/09 (Delivery value $200,001)	200,000
Repurchase Agreement, UBS Securities LLC, (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 0.03%, dated 12/31/08, due 1/2/09 (Delivery value $310,755)	310,754
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL
(Cost $1,455,786)	1,450,107

TOTAL INVESTMENT SECURITIES — 120.2%
(Cost $55,295,182)	55,124,929
OTHER ASSETS AND LIABILITIES — (20.2)%	(9,275,881)
TOTAL NET ASSETS — 100.0%	$ 45,849,048

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
10	U.S. Treasury 10-Year Notes	March 2009	$1,257,500	$95,446

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Expiration Date	Unrealized Gain (Loss)
CREDIT DEFAULT - SELL PROTECTION
$ 700,000
Receive an up-front payment of $146,125 and receive quarterly a fixed rate equal to 5.00% multiplied by the notional amount and pay Barclays Bank plc upon each default event of one of the issues of Dow Jones CDX North America High Yield 11 Index, par value of the proportional notional amount. Market value at period end was $139,215.*
		December 2013	$ 4,229
CREDIT DEFAULT - BUY PROTECTION
20,000	Pay quarterly a fixed rate equal to 0.70% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Rohm & Haas Co., par value of the proportional notional amount of Rohm & Haas Co., 7.85%, 7/15/29.	March 2013	675
90,000	Pay quarterly a fixed rate equal to 6.20% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Hartford Financial Services Group, Inc., par value of the proportional notional amount of Hartford Financial Services Group, Inc., 4.75%, 3/1/14.	December 2013	(3,088)
250,000	Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18.	March 2017	11,534
			$ 13,350

Core Plus – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
Ambac	-	Ambac Assurance Corporation
CDX	-	Credit Derivative Indexes
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States.
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MBIA	-	MBIA Insurance Corporation
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2008.

(1)	Final maturity indicated, unless otherwise noted.
(2)	Security, or portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $7,754,000.
(3)	Forward commitment.
(4)	Security, or a portion thereof, was on loan as of December 31, 2008. The aggregate value of securities on loan at December 31, 2008, was $1,422,074.
(5)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at December 31, 2008 was $559,479, which represented 1.2% of total net assets.

(6)	Category is less than 0.05% of total net assets.
(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.
The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or
June 30, 2012.

(8)	Escrowed to maturity in U.S. government securities or state and local government securities.
(9)	Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

Core Plus – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2008:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 – Quoted Prices	$ 663	$ 95,446
Level 2 – Other Significant Observable Inputs	55,124,266	13,350
Level 3 – Significant Unobservable Inputs	-	-
	$ 55,124,929	$ 108,796
*Includes futures contracts and swap agreements.

3. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 55,299,405
Gross tax appreciation of investments	$ 1,095,612
Gross tax depreciation of investments	(1,270,088)
Net tax appreciation (depreciation) of investments	$ (174,476)

The difference between book-basis and tax-basis cost of unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY INVESTMENT TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 26, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 26, 2009